As filed with the Securities and Exchange Commission on July 29, 2003

                                      Securities Act of 1933 File No. 333-20637
                               Investment Company Act of 1940 File No. 811-8035


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/

                  Pre-Effective Amendment No.                                /_/
                                                  ----

                  Post-Effective Amendment No.     15                        /X/
                                                  ----

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/

                  Amendment No.      18                                      /X/
                                    ----

                        (Check appropriate box or boxes)


                              AFBA 5STAR FUND, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            c/o PFPC Inc., 301 Bellevue Parkway, Wilmington, DE 19809
            ---------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 243-9865
              -----------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                         Mr. John A. Johnson, President
            c/o PFPC Inc., 301 Bellevue Parkway, Wilmington, DE 19809
             ------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                             Michael P. O'Hare, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098

It is proposed that this filing will become effective (check appropriate box):

         /X/      immediately upon filing pursuant to paragraph (b) of Rule 485

         /_/      on (date) pursuant to paragraph (b) of Rule 485

         /_/      60 days after filing pursuant to paragraph (a)(1) of Rule 485

         /_/      on (date) pursuant to paragraph (a)(1) of Rule 485

         /_/      75 days after filing pursuant to paragraph (a)(2) of Rule 485

         /_/      on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         Prospectus dated July 31, 2003


                              AFBA 5STAR FUND, INC.
                              Institutional Series

                                 Class I Shares


SHARES OF THE FUND HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

********************************************************************************

PROSPECTUS DATED JULY 31, 2003


AFBA 5STAR FUND, INC.

                           MANAGER:
                           AFBA 5STAR INVESTMENT MANAGEMENT COMPANY

                           SUB-ADVISER:
                           KORNITZER CAPITAL MANAGEMENT, INC.

                           DISTRIBUTED BY:
                           PFPC DISTRIBUTORS, INC.

********************************************************************************
TABLE OF CONTENTS

                                                                          Page


INFORMATION ABOUT THE FUNDS
Investment Objectives and Principal Investment Strategies              2
Principal Risk Factors                                                 4
Past Performance                                                       6
Fees and Expenses                                                     13
Manager and Sub-Adviser                                               14
Financial Highlights                                                  16

INFORMATION ABOUT INVESTING
How to Purchase Shares                                                23
How to Redeem Shares                                                  24
Shareholder Services                                                  24
How Share Price is Determined                                         24
Distributions and Taxes                                               25
Additional Policies About Transactions                                26
Conducting Business with AFBA 5Star Fund                              28

*******************************************************************************
INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------


            The investment objectives and the manner in which the funds within AFBA 5Star Fund, Inc. (the "Company") will pursue their objectives are as follows:

            o AFBA 5STAR BALANCED FUND - seeks both long-term capital growth and high current income. To pursue its investment objectives, the Fund invests primarily in common stocks and high-yielding, higher-risk fixed income securities, including corporate bonds, convertible bonds, preferred stocks and convertible preferred stocks.

            o AFBA 5STAR HIGH YIELD FUND - seeks high current income with capital growth as a secondary objective. To pursue its investment objective, the Fund invests at least 80% of its net assets in high yielding, high risk fixed income securities.

            o AFBA 5STAR LARGE CAP FUND- seeks long-term capital growth. To pursue its investment objective, the Fund invests at least 80% of its net assets in common stocks of large capitalization or "large cap" companies, most of which are listed on the New York Stock Exchange. The Fund considers a company to be a large cap company if it has a market capitalization of $10 billion or greater at the time of purchase.

            o          AFBA 5STAR MID CAP FUND - seeks long-term capital growth.
                       To pursue its investment objective, the Fund invests at least 80% of its net assets in equity securities (common stocks, convertibles and warrants) issued by medium-sized or "mid cap" companies. The Fund considers a company to be a mid cap company if it has a market capitalization between $1.5 billion and $10 billion at the time of purchase.

            o AFBA 5STAR SCIENCE & TECHNOLOGY FUND - seeks long-term capital growth. To pursue its investment objective, the Fund invests at least 80% of its net assets in common stocks and other equity securities (including convertibles and warrants) of companies expected to benefit from the development, advancement, and use of science and technology.

            o AFBA 5STAR SMALL CAP FUND - seeks long-term capital growth. To pursue its investment objective, the Fund invests at least 80% of its net assets in equity securities issued by small capitalization or "small cap" companies. The Fund considers a company to be a small cap company if it has a market capitalization of less than $2 billion at the time of purchase.
MARKET CAPITALIZATION:
How much a company is considered to be worth. It equals the number of outstanding shares times the share price.

            o AFBA 5STAR USA GLOBAL FUND - seeks capital growth. To pursue its investment objective, the Fund invests at least 80% of its net assets in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from global sales and operations. The international operations of these U.S. based companies will provide investors with exposure to at least three foreign countries.

            Each Fund's principal investment strategies are described below:

            o AFBA 5STAR BALANCED FUND invests in a combination of common stocks, high yield, high risk corporate bonds and high yield, high risk convertible securities. The Fund may also invest in government bonds and mortgage-backed securities. The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns. The Fund expects to change its allocation mix over time based on the sub-adviser's view of economic conditions and underlying security values. Usually, the sub-adviser will invest at least 25% of the Fund's assets in equity securities and at least 25% in fixed-income o securities. Many of the Fund's common stock investments are expected to pay dividends.

            o AFBA 5STAR HIGH YIELD FUND uses extensive fundamental research to identify fixed income investment opportunities among higher risk, higher yielding securities. Emphasis is placed on relative value and good corporate management. Specifically, the sub-adviser may look at a number of past, present and estimated factors such as: 1) financial strength of the issuer; 2) cash flow; 3) management; 4) borrowing requirements; and 5) responsiveness to changes in interest rates and business conditions.

            o AFBA 5STAR LARGE CAP FUND invests in large cap companies that meet specific cash flow criteria and/or are expected to benefit from long-term industry and technological trends that are likely to positively impact company performance. The cash flow criteria used by the sub-adviser focuses on consistency and predictability of cash generation. Separately, long-term trends are identified with the purpose of investing in companies that should have favorable operating environments over the next three to five years. The final stock selection process includes: 1) ongoing fundamental analysis of industries and the economic cycle; 2) analysis of company-specific factors such as product cycles, management, etc.; and 3) rigorous valuation analysis. The Fund may have a significant amount of assets invested in the technology sector. Realization of dividend income is a secondary consideration.

            o AFBA 5STAR MID CAP FUND identifies long-term trends with the aim of investing in mid cap companies that the sub-adviser believes should have favorable operating environments during the three to five years after purchase. The sub-adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc.; and 3) rigorous valuation analysis. The Fund may have a significant amount of assets invested in the technology sector.

            o AFBA 5STAR SCIENCE & TECHNOLOGY FUND selects stocks that the sub-adviser believes have prospects for above average earnings based on intensive fundamental research, as well as companies with long-term growth potential. Portfolio holdings can range from small companies that are developing new technologies to blue chip firms with established track records of developing, producing or distributing products and services in the science and technology industries. The Fund may also invest in companies that are likely to benefit from technological advances even if those companies are not directly involved in the specific research and development. The Fund focuses on technology companies which, in the sub-adviser's opinion, have sustainable long-term business models, as well as companies that are likely to benefit from long-term trends identified by the sub-adviser. Some of the industries likely to be represented in the Fund's portfolio are:

                       o Electronics, including hardware, software and components;
                       o    Communications;
                       o    E-commerce;
                       o    Information;
                       o    Media;
                       o    Life sciences and healthcare;
                       o    Environmental services;
                       o    Chemicals and synthetic materials; and
                       o    Defense and aerospace.

            o AFBA 5STAR SMALL CAP FUND targets a mix of "value" and "growth" small cap companies. Generally, value stocks typically include stocks of companies that are priced at relatively low ratios of price-to-earnings or price-to-book value, and they also focus on companies believed to be coming out of industry downturns. Growth stocks usually sell at high ratios of price-to-earnings or price-to-book value but have high earnings growth rates. The sub-adviser identifies smaller companies that exhibit consistent or predictable cash generation and/or are expected to benefit from long-term industry or technological trends. The sub-adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc., and 3) rigorous valuation analysis.

            o AFBA 5STAR USA GLOBAL FUND identifies companies that exhibit consistent or predictable cash generation and/or are expected to benefit from long-term industry or technological trends. The sub-adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc.; 3) rigorous valuation analysis; and 4) the issuer must have substantial international operations. The Fund may have a significant amount of assets invested in the technology sector.

            Each Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reinvest assets in more promising investment opportunities.

            TEMPORARY INVESTMENTS - The Funds generally hold some cash, short-term debt obligations, government securities or high quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in such investments for temporary defensive purposes. During those times, a Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets. Also, keep in mind that a temporary defensive strategy still has the potential to lose money.

            The objectives and policies described above describe how the Funds are managed and may only be changed with the approval of the corresponding Fund's shareholders or, with respect to the AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund and the AFBA 5Star Small Cap Fund, by the Board of Directors.

********************************************************************************
PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------

DIVERSIFICATION: A technique to reduce the risks inherent in any investment by investing in a broad range of securities from different industries, locations or asset classes.



MARKET RISKS - Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Funds (except the AFBA 5Star High Yield Fund) are normally invested in equity securities, the value of these Funds will likely go up and down. As with an investment in any mutual fund, there is a risk that you could lose money by investing in the Funds.

A Fund's success depends largely on the sub-adviser's ability to select favorable investments. Also, different types of investments shift in and out of favor depending on market and economic conditions. For example, at various times stocks will be more or less favorable than bonds, and small or medium company stocks will be more or less favorable than large company stocks. Because of this, the Funds may perform better or worse than other types of funds depending on what is in "favor."

FIXED INCOME RISKS - The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond's maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

HIGH YIELD RISKS - The AFBA 5Star Balanced and AFBA 5Star High Yield Funds invest in lower-rated, high yielding bonds (so-called "junk bonds"). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds. Lower-rated securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. Lower-rated securities also tend to have less liquid markets than higher-rated securities. In addition, market prices of lower-rated bonds tend to react more negatively to adverse economic or political changes, investor perceptions or individual corporate developments than the market prices of higher-rated bonds.

INTERNATIONAL RISKS - International investing poses additional risks such as currency fluctuation, political instability, less government regulation, less publicly available information, limited trading markets and greater volatility. However, the AFBA 5Star USA Global Fund invests only in U.S. companies traded in the U.S. and denominated in U.S. dollars. While this eliminates direct foreign investment, the companies the Fund invests in will experience these risks in their day-to-day business dealings. These risks are inherently passed on to the company's shareholders and in turn, to the Fund's shareholders.


LARGER COMPANY RISKS - The AFBA 5Star Large Cap Fund invests primarily in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.


MEDIUM-SIZED COMPANY RISKS - The AFBA 5Star Mid Cap Fund invests primarily in medium-sized companies. Generally, medium-sized companies may have more potential for growth than larger companies. Investing in medium-sized companies, however, may involve greater risks than investing in larger companies, and these risks are passed on to shareholders that invest in them. Medium-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and, therefore, their securities may be more volatile than the securities of larger, more established companies. An investment in the Fund may be more suitable for long-term investors, who are willing to bear the risk of these fluctuations. Medium-sized company stocks may be bought and sold less often and in smaller amounts than larger company stocks. Therefore, if the Fund wants to sell a large quantity of a medium-sized company's stock it may have to sell at a lower price than the sub-adviser might prefer, or it may have to sell in small quantities over a period of time. The AFBA 5Star Mid Cap Fund's sub-adviser attempts to minimize this risk by investing in stocks that are readily bought and sold.

SMALL COMPANY RISKS - The AFBA 5Star Small Cap Fund invests primarily in small companies. Investments in smaller companies often involve greater risks than investing in larger companies and these risks are passed on to shareholders that invest in them. These companies may not have the management experience, financial resources, product diversification or competitive strengths of larger companies. Therefore, the securities of smaller companies may be more volatile than the securities of larger, more established companies. Thus an investment in the AFBA 5Star Small Cap Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. The Fund tries to minimize volatility by diversifying in terms of companies and industries. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than the sub-adviser might prefer, or it may have to sell in small quantities over a period of time. The Fund tries to minimize this risk by investing in stocks that are readily bought and sold.

SECTOR RISKS - Since the AFBA 5Star Science & Technology Fund is focused on science and technology related industries, it is more concentrated than stock funds invested in a broader range of industries. The AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star USA Global Fund may also at times invest significantly in technology related industries. Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to such companies. For example, products or services that first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. In addition, technology industries can be affected by competition from new market entrants as well as developing government regulations and policies. The level of risk will rise to the extent that a Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management. Therefore, the AFBA 5Star Science & Technology Fund is likely to be more volatile, and the AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star USA Global Fund may, to the extent they focus on technology related industries, be more volatile than a fund that is exposed to a greater variety of industries.

********************************************************************************
PAST PERFORMANCE
--------------------------------------------------------------------------------


The performance information shown on the following pages provides an indication of the risks of investing in the Funds. The bar charts show the total returns for Class I shares of each Fund for each full calendar year since commencement of operations. The tables show each Fund's average annual returns for certain periods compared with those of a relevant, widely recognized benchmark. The returns assume that all dividends and capital gains distributions have been reinvested in new shares of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A FUND'S PAST PERFORMANCE (BOTH BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW A FUND WILL PERFORM IN THE FUTURE.

Since the AFBA 5Star Mid Cap Fund does not yet have a full calendar year of performance, there is no performance information shown for this Fund.

********************************************************************************
AFBA 5STAR BALANCED FUND
--------------------------------------------------------------------------------

Annual Total Return as of December 31 of Each Year


        1998                  (0.38%)
        1999                   6.67%
        2000                  11.18%
        2001                   2.50%
        2002                 (14.83%)

Year-to-Date Return as of June 30, 2003 = 13.79%
Best Quarter: Quarter Ended December 31, 2001 = 11.31%
Worst Quarter: Quarter Ended September 30, 2001 = (13.52%)



AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Annualized Total Return
                                                                            1 Year        5 Years         Since Inception (1)
------------------------------------------------------------------------------------------------------------------------------
AFBA 5Star Balanced Fund

Return before taxes....................................................    (14.83%)        0.62%               2.21%

Return after taxes on distributions....................................    (15.84%)       (0.84%)              0.74 %

Return after taxes on distribution and sale of shares..................    (9.08%)        (0.18%)              1.09%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)(2)..   (22.10%)        (0.58%)              2.08%

Lipper Balanced Fund Index (reflects no deduction for fees, expenses or
taxes)(3)..............................................................   (10.69%)         1.28%               3.01%

S&P 500 Index and Merrill Lynch U.S. Domestic Master Index Weighted
Average (reflects no deduction for fees, expenses or taxes)(4).........      9.10%          2.68%               5.72%(5)
------------------------------------------------------------------------------------------------------------------------------



1  Inception date of the Fund = June 3, 1997

2 The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The performance of the S&P 500 Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment management fees. It is not possible to invest directly in an index.

3 The Lipper Balanced Fund Index is an unmanaged index and includes the 30 largest mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically the stock/bond ratio of funds in the index ranges around 60%/40%. It is not possible to invest directly in an index.

4 The third performance figure shown for comparison purposes is a weighted average made up of 60% of the S&P 500 Index and 40% of the Merrill Lynch U.S. Domestic Master Index. The Merrill Lynch U.S. Domestic Master Index is a capitalization weighted aggregation of outstanding U.S. treasury, agency and supranational, mortgage pass-through, and investment grade corporate bonds meeting specified criteria. The stated indices reflect the reinvestment of dividends and capital gains but do not reflect the deduction of management fees or other expenses. It is not possible to invest directly in an index.
   In future documents, the Fund will only present performance of the S&P 500 Index and the Lipper Balanced Fund Index, since management believes they provide the best comparative information.

5  For the period from 5/30/97 through 12/31/02.

********************************************************************************

AFBA 5STAR HIGH YIELD FUND
--------------------------------------------------------------------------------
Annual Total Return as of December 31 of Each Year
        1998                 (5.99%)
        1999                  2.32%
        2000                  7.71%
        2001                  9.95%
        2002                  2.48%


Year-to-Date Return as of June 30, 2003 = 11.94%
Best Quarter: Quarter Ended March 31, 2001 = 7.18%
Worst Quarter: Quarter Ended September 30, 1998 = (6.27%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002



----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           ANNUALIZED TOTAL RETURN
                                                                              1 YEAR           5 YEARS         SINCE INCEPTION 1
----------------------------------------------------------------------------------------------------------------------------------
AFBA 5Star High Yield Fund

Return before taxes....................................................        2.48%            3.15%               4.02%

Return after taxes on distributions....................................       (0.84%)          (0.16%)              0.87%

Return after taxes on distributions and sale of shares.................        1.48%            0.85%               1.64%

Merrill Lynch High Yield Bond Index (reflects no deduction for fees,
expenses or taxes) 2 ..................................................        3.72%            2.02%               3.57%

Lipper High Yield Fund Index (reflects no deduction for fees, expenses
or taxes) 3 ...........................................................       (2.41%)          (2.54%)             (0.81%)

1  Inception date of the Fund = June 3, 1997

2 The Merrill Lynch High Yield Bond Index is an unmanaged index comprised of over 1,200 high yield bonds representative of the high yield bond market as a whole. The index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of management fees. It is not possible to invest directly in an index.

3 The Lipper High Yield Fund Index is a widely recognized index of mutual funds that invest primarily in high yield bonds. It is not possible to invest directly in an index.

********************************************************************************
AFBA 5STAR LARGE CAP FUND
--------------------------------------------------------------------------------

Annual Total Return as of December 31 of Each Year
--------------------------------------------------
        1998                   6.37%
        1999                  13.23%
        2000                  20.18%
        2001                 (15.08%)
        2002                 (25.61%)


Year-to-Date Return as of June 30, 2003 = 13.38%
Best Quarter-Quarter Ended December 31, 1998 = 16.47%
Worst Quarter-Quarter Ended September 30, 2001 = (20.03%)


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002


-----------------------------------------------------------------------------------------------------------------------------
                                                                                                 ANNUALIZED TOTAL RETURN
                                                                          1 YEAR      5 YEARS        SINCE INCEPTION 1
-----------------------------------------------------------------------------------------------------------------------------
AFBA 5Star Large Cap Fund

Return before taxes...................................................   (25.61%)     (1.77%)              0.06%

Return after taxes on distributions...................................   (25.61%)     (1.98%)             (0.20%)

Return after taxes on distributions and sale of shares................   (15.72%)     (1.47%)             (0.04%)

S&P 500 Index (reflects no deduction for fees, expenses or taxes) 2...   (22.10%)     (0.58%)              2.08%

-----------------------------------------------------------------------------------------------------------------------------


1  Inception date of the Fund = June 3, 1997

2 The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The performance of the S&P 500 Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment management fees. It is not possible to invest directly in an index.

********************************************************************************

AFBA 5STAR SCIENCE & TECHNOLOGY FUND

--------------------------------------------------------------------------------


Annual Total Return as of December 31 of Each Year
-------------------------------------------------
        2002                  (38.79%)

Year-to-Date Return as of June 30, 2003 = 25.04%
Best Quarter: Quarter Ended December 31, 2002 = 20.52%
Worst Quarter: Quarter Ended June 30, 2002 = (30.93%)



AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------
                                                                                              ANNUALIZED TOTAL RETURN
                                                                               1 YEAR             SINCE INCEPTION 1
-----------------------------------------------------------------------------------------------------------------------
AFBA 5Star Science & Technology Fund

Return before taxes...........................................................(38.79%)                (25.40%)

Return after taxes on distributions...........................................(38.79%)                (25.40%)

Return after taxes on distributions and sale of shares........................(23.82%)                (20.18%)

S&P 500 Index (reflects no deduction for fees, expenses or taxes) 2...........(22.10%)                (14.88%)

Lipper Science & Technology Fund Index (reflects no deduction for fees,       (41.38%)
expenses or taxes) 3............................................................                      (26.30%)
-----------------------------------------------------------------------------------------------------------------------



1  Inception date of the Fund = October 12, 2001

2 The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The performance of the S&P 500 Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment management fees. It is not possible to invest directly in an index.

3 The Lipper Science & Technology Fund Index is an unmanaged, equally-weighted performance index of the largest qualifying mutual funds (based on net assets) in the Lipper Science and Technology classification. There are currently 30 funds represented in this index. The index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment management fees. It is not possible to invest directly in an index.

********************************************************************************
AFBA 5STAR SMALL CAP FUND
--------------------------------------------------------------------------------

Annual Total Return as of December 31 of Each Year

        2002                  (26.35%)

Year-to-Date Return as of June 30, 2003 = 22.05%
Best Quarter: Quarter Ended March 31, 2002 = 4.56%
Worst Quarter: Quarter Ended September 30, 2002 = (22.78%)



AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------
                                                                                     ANNUALIZED TOTAL RETURN
                                                                          1 YEAR        SINCE INCEPTION 1
----------------------------------------------------------------------------------------------------------------
AFBA 5Star Small Cap Fund

Return before taxes.......................................................(26.35%)           (9.24%)

Return after taxes on distributions.......................................(26.35%)           (9.24%)

Return after taxes on distributions and sale of shares....................(16.18%)           (7.41%)

S&P 600 Small Cap Index (reflects no deduction for fees, expenses or
taxes)2...................................................................(14.63%)           (2.18%)

S&P 500 Index (reflects no deduction for fees, expenses or taxes) 3.......(22.10%)           (14.86%)

Lipper Small Cap Fund Index (reflects no deduction for fees, expenses     (21.41%)
or taxes) 4.................................................................                 (10.76%)
----------------------------------------------------------------------------------------------------------------



1  Inception date of the Fund = October 15, 2001

1 The S&P 600 Small Cap Index is a market value weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The performance of the S&P 600 Small Cap Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment management fees. It is not possible to invest directly in an index.

2 The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The performance of the S&P 500 Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment management fees. In future documents, the Fund will only present performance of the S&P 600 Small Cap Index and the Lipper Small Cap Fund Index, since management believes they provide the best comparative information.

3 The Lipper Small Cap Fund Index is comprised of the top 25-30 managed mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar- weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It is not possible to invest directly in an index.

********************************************************************************
AFBA 5STAR USA GLOBAL FUND
--------------------------------------------------------------------------------
Annual Total Return as of December 31 of Each Year

        1998                  8.11%
        1999                  32.15%
        2000                  8.73%
        2001                  (10.53%)
        2002                  (27.01%)

Year-to-Date Return as of June 30, 2003 = 13.31%
Best Quarter: Quarter Ended December 31, 1999 = 19.48%
Worst Quarter: Quarter Ended September 30, 2002 = (21.91%)



AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                    ANNUALIZED TOTAL RETURN
                                                                            1 YEAR       5 YEARS        SINCE INCEPTION(1)
                                                                         ------------------------------------------------------
AFBA 5Star USA Global Fund

Return before taxes....................................................    (27.01%)        0.29%              0.79%

Return after taxes on distributions....................................    (27.01%)        0.07%              0.56%

Return after taxes on distributions and sale of shares.................    (16.58%)        0.24%              0.62%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)2.....    (22.10%)       (0.58%)             2.08%

-------------------------------------------------------------------------------------------------------------------------------



1  Inception date of the Fund = June 3, 1997

2 The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The performance of the S&P 500 Index reflects the reinvestment of dividends and capital gains but does not reflect the deduction of any investment management fees. It is not possible to invest directly in an index.

********************************************************************************
FEES & EXPENSES
--------------------------------------------------------------------------------


The following table describes the fees and expenses that you may pay if you buy and hold shares of each AFBA 5Star Fund.

                                                                                           AFBA
                                          AFBA         AFBA        AFBA        AFBA        5STAR      AFBA        AFBA
                                         5STAR        5STAR       5STAR        5STAR      SCIENCE &   5STAR       5STAR
                                        BALANCED    HIGH YIELD  LARGE CAP     MID CAP    TECHNOLOGY SMALL CAP   USA GLOBAL
                                          FUND         FUND        FUND        FUND        FUND       FUND        FUND
---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
   Maximum Sales Charge (Load)
     Imposed on Purchases (as a
     percentage of offering price).       None         None        None        None       None        None        None
   Maximum Deferred Sales Charge
     (Load)........................       None         None        None        None       None        None        None
   Maximum Sales Charge (Load)
   Imposed on Reinvested Dividends.       None         None        None        None       None
   Redemption Fee..................       None         None        None        None       None        None        None
   Exchange Fee....................       None         None        None        None       None        None        None

ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

   Management Fees.................      0.80%        0.80%       0.80%        0.80%      0.80%      0.80%        0.80%
   Distribution (12b-1) Fees.......       None         None        None        None       None        None        None
   Other Expenses..................      1.62%        3.77%       2.83%       27.10%     14.07%      6.48%        1.69%
                                         -----        -----       -----       ------     ------      -----        -----
   Annual Fund Operating Expenses..      2.42%        4.57%       3.63%       27.90%     14.87%      7.28%        2.49%
   Less Fee
     Waivers/Expense Payments(1) ....    1.34%        3.49%       2.55%       26.62%     13.59%      6.00%        1.41%
                                         -----        -----       -----       ------     ------      -----        -----
   Net Total Annual Fund Operating
     Expenses......................      1.08%        1.08%       1.08%        1.28%      1.28%      1.28%        1.08%
                                         =====        =====       =====        =====      =====      =====        =====


1 The investment manager has entered into a contractual agreement to waive fees and/or pay expenses in amounts necessary to limit overall annual expenses (excluding 12b-1 fees) to 1.08% for a period of three years ending March 26, 2004, with respect to the AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund and AFBA 5Star USA Global Fund. In addition, the investment manager has contractually agreed to waive fees and/or pay expenses in amounts necessary to limit overall annual expenses (excluding 12b-1 fees) for the period from March 27, 2004 through July 31, 2004 to 1.08% for the AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund and to 1.28% for the AFBA 5Star Large Cap Fund and AFBA 5Star USA Global Fund. Effective August 1, 2003, the investment manager has entered into a contractual agreement to waive fees and/or pay expenses of the AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund to the extent necessary to limit overall annual expenses (excluding 12b-1 fees) to 1.28% through July 31, 2004. Thereafter, the investment manager may either renew or terminate these arrangements.

********************************************************************************
FEE EXAMPLES
--------------------------------------------------------------------------------

The following examples are intended to help you compare the cost of investing in each AFBA 5Star Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                                                       1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                                ------------------------------------------------------------------
                                                ------------------------------------------------------------------
AFBA 5Star Balanced Fund1                                $110           $626          $1,169         $2,654
AFBA 5Star High Yield Fund 1                             $110         $1,064          $2,026         $4,468
AFBA 5Star Large Cap Fund 1                              $110           $875          $1,661         $3,722
AFBA 5Star Mid Cap Fund 2                                $130         $4,668          $7,366        $10,243
AFBA 5Star Science & Technology Fund 2                   $130         $2,918          $5,183         $9,155
AFBA 5Star Small Cap Fund 2                              $130         $1,606          $3,016         $6,267
AFBA 5Star USA Global Fund 1                             $110           $641          $1,198         $2,719

1 Please note that the manager's contractual fee waiver for a period of three years ending March 26, 2004 is reflected in the calculation of the expenses in the 1 year example and the first year of the 3, 5 and 10 year examples.
2 Please note that the manager's contractual fee waiver for the period from August 1, 2003 through July 31, 2004 is reflected in the calculation of the expenses in the 1 year example and the first year of the 3, 5 and 10 year examples.


The above examples are for comparison purposes only and are not a representation of the Funds' actual expenses and returns, either past or future.

********************************************************************************
MANAGER AND SUB-ADVISER

--------------------------------------------------------------------------------

AFBA 5Star Investment Management Company (the "Manager"), a corporation organized under the laws of the Commonwealth of Virginia, acts as the Funds' investment and business manager and is a registered investment adviser under the Investment Advisers Act of 1940. Pursuant to the current Management Agreement for each of the Funds, the Manager is responsible for providing or obtaining investment management and related administrative services for the Funds. The sole business of the Manager is the management of the Funds, which currently have approximately $130 million in total assets. The Manager is a wholly-owned subsidiary of 5Star Financial Co. and, ultimately, a wholly-owned subsidiary of Armed Forces Benefit Association ("AFBA"), which was organized in 1947 to provide low-cost life insurance for military families. As AFBA's eligibility criteria have expanded over the years, so have its services, which now include banking products, mutual funds, health insurance and financial services. Lt. General C.C. Blanton, USAF (Ret.), serves as the Chairman of the Manager's Board of Directors, as well as Chairman of the Board of Directors of the Company.

The Manager employs at its own expense Kornitzer Capital Management, Inc. ("KCM") as sub-adviser to manage the assets of the Funds on a day-to-day basis. KCM is an independent investment advisory firm founded in 1989. Its experienced investment analysis and research staff serves a broad variety of individual, corporate and other institutional clients. The Funds are managed by a team of four individuals. John Kornitzer has over 30 years of investment experience. He served as investment manager at several Fortune 500 companies prior to founding KCM in 1989. Mr. Kornitzer is the lead portfolio manager of the AFBA 5Star Balanced Fund. Kent Gasaway joined KCM in 1991 and is a Chartered Financial Analyst with 19 years of research and management experience. He holds a B.S. in Business Administration from Kansas State University. Mr. Gasaway is a member of the AFBA 5Star Small Cap investment team and works with both equity and fixed income portfolios. Mr. Gasaway is the lead portfolio manager of the AFBA 5Star High Yield Fund and AFBA 5Star Small Cap Fund. Tom Laming joined KCM in 1993 and is an experienced aerospace engineer and research analyst. He holds a B.S. in Physics from the University of Kansas, an M.S. in Aeronautics and Astronautics from MIT, and an MBA from Indiana University. Mr. Laming is the lead manager of the AFBA 5Star Large Cap Fund, AFBA 5Star Science & Technology Fund and AFBA 5Star USA Global Fund. Bob Male is a Chartered Financial Analyst with more than 11 years of investment research experience. Prior to joining KCM in 1997, he was an investment manager with USAA, San Antonio, TX, since 1992. He holds a B.S. in Business Administration from the University of Kansas and an MBA from Southern Methodist University. Mr. Male is a member of the AFBA 5Star Small Cap Fund investment management team. The AFBA 5Star Mid Cap Fund is managed by John Kornitzer, Kent Gasaway, Tom Laming and Bob Male in a team approach.

For its services, each Fund pays the Manager a fee at the annual rate of 0.80% of the Fund's average daily net assets. The Manager has entered into contractual arrangements to waive fees and/or pay expenses to the extent necessary to limit each Fund's Total Annual Fund Operating Expenses of Class I shares to no more than 1.08% of average annual net assets until March 26, 2004 for the AFBA 5Star Balanced, AFBA 5Star High Yield, AFBA 5Star Large Cap and AFBA 5Star USA Global Funds. In addition, the Manager has contractually agreed to waive fees and/or pay expenses in amounts necessary to limit overall annual expenses for the period from March 27, 2004 through July 31, 2004 to 1.08% for the AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund and to 1.28% for the AFBA 5Star Large Cap Fund and AFBA 5Star USA Global Fund. Effective August 1, 2003, the Manager has entered into a contractual agreement to waive fees and/or pay expenses of the AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund to the extent necessary to limit Total Fund Operating Expenses of Class I shares to 1.28% through July 31, 2004. Thereafter, the Manager may either renew or terminate these arrangements. When a Fund's assets grow to a point where fee waivers and/or expense payments are no longer necessary to meet the expense limitation target, the Manager may seek to recoup amounts it waived or expenses that it paid. The Manager will only seek to recoup such amounts if Total Fund Operating Expenses plus the amounts recouped do not exceed the expense limitation target. The Manager shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid.

AFBA 5Star Investment Management Company is located at 909 N. Washington Street, Alexandria, VA 22314. KCM is located at 5420 W. 61st Place, Shawnee Mission, KS 66205.

********************************************************************************
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or, if shorter, since inception. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP for the years ended March 31, 2003, 2002 and 2001 and by other independent accountants for the years ended March 31, 2000 and 1999 and are included in the annual report, which is available, without charge, upon request.


********************************************************************************
AFBA 5STAR BALANCED FUND


                                                                                            YEARS ENDED MARCH 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        2003         2002         2001         2000+          1999+
                                                                        ----         ----         ----         -----          -----
Net asset value, beginning of year....................................$11.34       $10.91       $11.49        $10.22         $11.39
                                                                      ------       ------       ------        ------         ------
   Income from investment operations:
     Net investment income..............................................0.29         0.35         0.34          0.41           0.42
     Net gain (loss) on securities (both realized and unrealized).....(2.18)         0.43      (0.45)           1.32         (1.17)
                                                                      ------         ----      -------          ----         ------

   Total from investment operations...................................(1.89)         0.78       (0.11)          1.73         (0.75)
                                                                      ------         ----       ------          ----         ------
   Less distributions:
     Dividends from net investment income.............................(0.31)       (0.35)       (0.35)        (0.43)         (0.40)
     Distributions from capital gains....................................---          ---       (0.12)        (0.03)         (0.02)
                                                                         ---          ---       ------        ------         ------

   Total distributions................................................(0.31)       (0.35)       (0.47)        (0.46)        (0.42)
                                                                      ------       ------       ------        ------        ------

Net asset value, end of year...........................................$9.14      $11.34        $10.91        $11.49        $10.22
                                                                       =====      =======       ======        ======        ======

Total return........................................................(16.71%)        7.28%      (0.98%)        17.39%        (6.53%)
                                                                    ========        =====      =======        ======        =======
Ratios/Supplemental Data

Net assets, end of year (in millions)....................................$32          $38          $35            $8             $5
Ratio of expenses to average net assets................................1.08%        1.08%        1.06%         1.08%          1.08%
Ratio of net investment income to average net assets...................3.06%        3.06%        4.05%         4.01%          4.76%
Ratio of expenses to average net assets before contractual             2.42%
   expense reimbursement and waivers.....................................           1.74%        1.10%         1.19%          1.33%
Ratio of net investment income to average net assets before            1.72%
   contractual expense reimbursement and waivers.........................           2.40%        4.01%         3.90%          4.51%
Portfolio turnover rate..................................................33%          17%          28%           44%            53%

+ Per share percentage and dollar amounts for the two years ended March 31, 2000 were audited by other independent accountants.

********************************************************************************
AFBA 5STAR HIGH YIELD FUND


---------------------------------------------------------------------------------------------------------------------------
                                                                                  YEARS ENDED MARCH 31,
                                                                   --------------------------------------------------------
                                                                           2003      2002       2001      2000+       1999+
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year........................................$8.26     $8.81      $8.72      $9.12      $10.62
                                                                          -----     -----      -----      -----      ------
   Income from investment operations:
     Net investment income................................................ 0.54      0.76       0.84       0.80        0.60
     Net gain (loss) on securities (both realized and unrealized)........ (0.23)   (0.41)       0.27     (0.42)      (1.49)
                                                                         ------   -------       ----     ------      ------
   Total from investment operations........................................0.31      0.35       1.11       0.38      (0.89)
                                                                           ----      ----       ----       ----      ------
   Less distributions:
     Dividends from net investment income................................(0.53)    (0.79)     (0.87)     (0.78)      (0.58)
     Distributions from capital gains.......................................---    (0.02)     (0.15)        ---      (0.03)
     Return of capital......................................................---    (0.09)        ---        ---         ---
                                                                            ---    ------        ---        ---         ---
   Total distributions...................................................(0.53)    (0.90)     (1.02)     (0.78)      (0.61)
                                                                         ------    ------     ------     ------      ------

Net asset value, end of year..............................................$8.04     $8.26      $8.81      $8.72       $9.12
                                                                          =====    ======     ======     ======      =====

Total return .............................................................4.11%     4.18%     13.49%      4.28%      (8.45%)
                                                                          =====     =====     ======      =====      =======
Ratios/Supplemental Data

Net assets, end of year (in millions).......................................$10        $9         $8         $5          $4
Ratio of expenses to average net assets...................................1.08%     1.08%      1.06%      1.08%       1.08%
Ratio of net investment income to average net assets......................6.72%     8.82%     10.55%      9.27%       7.47%
Ratio of expenses to average net assets before contractual                4.57%
   expense reimbursement and waivers........................................        3.68%      1.19%      1.26%       1.46%
Ratio of net investment income to average net assets before               3.23%
   contractual expense reimbursement and waivers............................        6.22%     10.42%      9.09%       7.09%
Portfolio turnover rate.....................................................36%       34%        36%        34%         11%

+ Per share percentage and dollar amounts for the two years ended March 31, 2000 were audited by other independent accountants.

********************************************************************************
AFBA 5STAR LARGE CAP FUND


---------------------------------------------------------------------------------------------------------------------------------
                                                                               YEARS ENDED MARCH 31,
                                                                   ---------------------- ---------------------------------------
                                                                        2003         2002         2001        2000+         1999+
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year....................................$13.00       $12.76       $14.76       $11.54       $11.77
                                                                      ------       ------       ------       ------       ------
   Income from investment operations:
     Net investment income (loss).......................................0.02       (0.03)         0.03         0.02         0.05
     Net gain (loss) on securities (both realized and unrealized).....(4.08)        0.27        (1.43)         3.23       (0.22)
                                                                      ------        -----       ------         ----       ------

   Total from investment operations...................................(4.06)         0.24       (1.40)         3.25       (0.17)
                                                                      ------         ----       ------         ----       ------
   Less distributions:
     Dividends from net investment income................................---          ---       (0.02)       (0.03)       (0.06)
     Distributions from capital gains....................................---          ---       (0.31)          ---          ---
     Return of capital...................................................---          ---       (0.27)          ---          ---
                                                                         ---          ---       ------          ---          ---

   Total distributions...................................................---          ---       (0.60)       (0.03)       (0.06)
                                                                         ---          ---       ------       ------       ------

Net asset value, end of year...........................................$8.94      $13.00       $12.76       $14.76       $11.54
                                                                       =====      =======      =======      =======      ======

Total return........................................................(31.23%)        1.88%      (9.97%)       28.22%       (1.43%)
                                                                    ========        =====      =======       ======       =======
Ratios/Supplemental Data

Net assets, end of year (in millions)....................................$15          $22          $20          $13           $7
Ratio of expenses to average net assets ...............................1.08%        1.08%        1.06%        1.08%        1.08%
Ratio of net investment income (loss) to average net assets ...........0.18%      (0.21%)        0.14%        0.15%         0.61%
Ratio of expenses to average net assets before contractual             3.63%
   expense reimbursement and waivers ....................................           2.25%        1.09%        1.13%         1.23%
Ratio of net investment income (loss) to average net assets          (2.37%)
   before contractual expense reimbursement and waivers .................         (1.38%)        0.11%        0.10%         0.46%
Portfolio turnover rate..................................................13%          11%          29%          31%          64%


+ Per share percentage and dollar amounts for the two years ended March 31, 2000 were audited by other independent accountants.

********************************************************************************

AFBA 5STAR MID CAP FUND



-------------------------------------------------------------------------------
                                                                 FOR THE PERIOD
                                                                      FROM
                                                                  MAY 1, 2002*
                                                                    THROUGH
                                                                 MARCH 31, 2003
-------------------------------------------------------------------------------

Net asset value, beginning of period..............................   $10.00
                                                                     ------

   Income from investment operations:
     Net investment loss..........................................   (0.04)
     Net loss on securities (both realized and unrealized)........   (2.19)
                                                                     ------
   Total from investment operations...............................   (2.23)
                                                                     ------

Net asset value, end of period....................................   $7.77
                                                                     =====

Total return**.................................................... (22.30%)
                                                                   ========
Ratios/Supplemental Data

Net assets, end of period (in millions)...........................     $1
Ratio of expenses to average net assets***........................  1.08%
Ratio of net investment loss to average net assets***............. (0.56%)
Ratio of expenses to average net assets before contractual
   expense reimbursement and waivers***...........................  27.90%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers***........................... (27.38%)
Portfolio turnover rate...........................................     11%

*    Commencement of operations.
**   Total return not annualized for periods less than one full year.
***  Annualized for periods less than one full year.

********************************************************************************
AFBA 5STAR SCIENCE & TECHNOLOGY FUND



--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FOR THE PERIOD FROM
                                                                      YEAR ENDED MARCH 31,            OCTOBER 12, 2001*
                                                                              2003                  THROUGH MARCH 31, 2002
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................................ $11.38                         $10.00
                                                                             ------                         ------

   Income from investment operations:
     Net investment loss.................................................... (0.04)                         (0.03)
     Net gain (loss) on securities (both realized and
       unrealized).......................................................... (4.58)                          1.41
                                                                             ------                          ----

   Total from investment operations......................................... (4.62)                          1.38
                                                                             ------                          ----

Net asset value, end of period.............................................. $6.76                          $11.38
                                                                             =====                          ======

Total return**..............................................................(40.60%)                        13.80%
                                                                            ========                        ======

Ratios/Supplemental Data
Net assets, end of period (in millions).....................................    $2                             $4
Ratio of expenses to average net assets***..................................  1.08%                         1.08%
Ratio of net investment loss to average net assets***.......................(0.60%)                        (0.70%)
Ratio of expenses to average net assets before contractual                   14.87%
   expense reimbursement and waivers***.....................................                                6.37%
Ratio of net investment loss to average net assets before                   (14.39%)
   contractual expense reimbursement and waivers***.........................                               (5.99%)
Portfolio turnover rate.....................................................    19%                            5%

*    Commencement of operations.
**   Total return not annualized for periods less than one full year.
***  Annualized for periods less than one full year.

********************************************************************************
AFBA 5STAR SMALL CAP FUND


-----------------------------------------------------------------------------------------------------------------
                                                                                         For the Period From
                                                                Year Ended March 31,      October 15, 2001*
                                                                        2003            Through March 31, 2002
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.................................. $12.62                   $10.00

   Income from investment operations:
     Net investment loss.............................................. (0.02)                   (0.03)
     Net gain (loss) on securities (both realized and                  (4.31)
       unrealized)....................................................                           2.65
   Total from investment operations................................... (4.33)                    2.62

Net asset value, end of period........................................ $8.29                    $12.62

Total return**........................................................(34.31%)                  26.20%

Ratios/Supplemental Data

Net assets, end of period (in millions)...............................   $3                       $4
Ratio of expenses to average net assets***............................ 1.08%                    1.08%
Ratio of net investment loss to average net assets***.................(0.59%)                  (0.60%)
Ratio of expenses to average net assets before contractual             7.28%
   expense reimbursement and waivers***...............................                          6.06%
Ratio of net investment loss to average net assets before             (6.79%)
   contractual expense reimbursement and waivers***...................                         (5.58%)
Portfolio turnover rate...............................................  26%                       0%

*    Commencement of operations.
**   Total return not annualized for periods less than one full year.
***  Annualized for periods less than one full year.

********************************************************************************
AFBA 5STAR USA GLOBAL FUND


-----------------------------------------------------------------------------------------------------------------------
                                                                                 YEARS ENDED MARCH 31,
                                                             ----------------------------------------------------------
                                                                  2003      2002         2001        2000+       1999+
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year...............................$14.23   $13.08       $16.90       $11.06      $11.17
                                                                 ------   ------       ------       ------      ------
   Income from investment operations:
     Net investment income (loss)................................(0.02)   (0.06)         0.01         0.01        0.05
     Net gain (loss) on securities (both realized and
       unrealized)...............................................(4.67)     1.21       (3.22)         5.86      (0.11)
                                                                 ------     ----       ------         ----      ------

   Total from investment operations..............................(4.69)     1.15      (3.21)         5.87      (0.06)
                                                                 ------     ----      -------        -----     ------
   Less distributions:
     Dividends from net investment income...........................---      ---          ---       (0.03)      (0.05)
     Distributions from capital gains...............................---      ---       (0.55)          ---         ---
     Return of capital..............................................---      ---      (0.06)           ---         ---
                                                                    ---      ---      -------          ---         ---

   Total distributions..............................................---      ---       (0.61)       (0.03)      (0.05)
                                                                    ---      ---       ------       ------      ------

Net asset value, end of year......................................$9.54   $14.23       $13.08       $16.90      $11.06
                                                                  =====   ======       ======       ======      ======

Total return ................................................. (32.96%)    8.79%     (19.34%)       53.11%     (0.52%)
                                                               ========     =====     ========       ======    =======

Ratios/Supplemental Data

Net assets, end of year (in millions)...............................$28      $42          $38          $15          $6
Ratio of expenses to average net assets...........................1.08%    1.08%        1.06%        1.08%       1.08%
Ratio of net investment income (loss) to average net assets.....(0.19%)  (0.44%)      (0.08%)        0.03%       0.67%
Ratio of expenses to average net assets before contractual        2.49%
   expense reimbursement and waivers...................................    1.73%        1.07%        1.13%       1.30%
Ratio of net investment income (loss) to average net assets     (1.60%)
   before contractual expense reimbursement and waivers................  (1.09%)      (0.09%)      (0.02%)       0.45%
Portfolio turnover rate.............................................11%      13%          14%          36%         19%

+ Per share percentage and dollar amounts for the two years ended March 31, 2000 were audited by other independent accountants.

********************************************************************************
HOW TO PURCHASE SHARES


--------------------------------------------------------------------------------------------------------------------------------
                                      Class I shares of each Fund are offered  primarily for investors in defined benefit plans, employee benefit trusts,  endowments,  foundations,  corporations and institutions as well as to members,  eligible  members,  and employees of AFBA, the 5Star  Association  and its affiliated  companies on a direct basis. All shareholders holding Class I shares of a Fund in an existing  account may continue to purchase  additional Class I shares of the Fund in either an existing account or through the direct establishment of a new account.

                                      NO LOAD FUNDS
                                      There are no sales commissions or Rule 12b-1 distribution fees.

                                      HOW TO BUY SHARES (see chart on page 28 for details)
                                      By phone, mail or wire
                                      Through Automatic Monthly Investments

                                      MINIMUM INITIAL INVESTMENT
                                      $1.5  million.  The  minimum  initial  investment  is  reduced  to $500 ($250 for IRAs and
                                      Uniform Transfers (Gifts) to Minors accounts) for members,  eligible members and employees of AFBA, the 5Star Association and its affiliated companies.

                                      MINIMUM ADDITIONAL INVESTMENT
                                      $100 by mail
                                      $100 by telephone (ACH)
                                      $500 by wire
                                      $50 for Automatic Monthly Investment Plan

                                      MINIMUM INITIAL INVESTMENT AMOUNT WAIVERS
                                      The minimum initial  investment may be waived for defined benefit plans,  employee benefit trusts,  endowments,  foundations,  corporations  and  institutions  if the entity's total assets available for investment  exceed $5 million.  The minimum  investment amount may be waived for any individual or entity at the discretion of the officers of the Company.

                                      MINIMUM ACCOUNT SIZE
                                      You  must  maintain  a  minimum  account  value  equal  to  the  current  minimum  initial investment.  If your  account  falls  below this  amount due to  redemptions  (not  market action) we may ask you to  increase  the account to the  minimum.  If you do not bring the account up to the minimum  within 60 days after we contact  you, we will close the account and send your money to you.

********************************************************************************************************************************
HOW TO REDEEM SHARES

--------------------------------------------------------------------------------------------------------------------------------
                                      You may withdraw from your account at any time in the following amounts:
                                      o  any amount for redemptions requested by mail, phone or telegraph
                                      o  $1,000 or more for redemptions wired to your account ($10 fee)
                                      o  $50 or more for redemptions by a systematic redemption plan (there may be a fee)
                                      o  $50 or more for redemptions by automatic monthly exchange to another Fund
                                      o  $100 or more via ACH; there is no fee but proceeds may take 4 days to reach your account


********************************************************************************
SHAREHOLDER SERVICES


--------------------------------------------------------------------------------------------------------------------------------
                                      The following  services are also  available to  shareholders.  Please call  1-800-243-9865 for more information.

                                      o  UNIFORM TRANSFERS (GIFTS) TO MINORS ACCOUNTS
                                      o  ACCOUNTS FOR CORPORATIONS OR PARTNERSHIPS
                                      o  SUB-ACCOUNTING SERVICES for Keogh, tax qualified retirement plans, and others
                                      o  PROTOTYPE RETIREMENT PLANS for the self-employed, partnerships and corporations
                                      o  TRADITIONAL IRA ACCOUNTS
                                      o  ROTH IRA ACCOUNTS
                                      o  COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS)
                                      o  SIMPLIFIED EMPLOYEE PENSIONS (SEPS)
                                      o  SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE PLAN)

********************************************************************************************************************************
HOW SHARE PRICE IS DETERMINED
--------------------------------------------------------------------------------------------------------------------------------
                                      Shares of each Fund are  purchased  or  redeemed  at the net  asset  value per share  next calculated  after your purchase  order and payment or redemption  order is received by the
                                      Fund. In the case of certain financial  institutions  that have made satisfactory  payment or redemption  arrangements with the Funds, orders may be processed at the net asset value per share next effective after receipt by that institution.

                                      The net asset  value is  calculated  by  subtracting  from each  Fund's  total  assets any liabilities  and then  dividing  into this amount the total  outstanding  shares as of the date of the  calculation.  The net asset  value per share is computed  once daily,  Monday through Friday,  at 4:00 p.m.  (Eastern Time) on days when the Funds are open for business
                                      (the same days that the New York Stock Exchange is open for trading).

                                      Equity  securities  owned by the Funds are valued using the official  closing price or the last sale price on the  exchange or in the  principal  over-the-counter  market where they are traded.  Where the security is listed on more than one  exchange,  a Fund will use the price of that exchange which it generally  considers to be the principal exchange on which the security is traded.  If the last sale price is unavailable,  the security is valued at the mean between the last bid and asked prices.  Debt  securities held by a Fund for which market  quotations  are readily  available are valued at the mean between the last bid and asked  prices.  Short-term  debt  investments  having  maturities  of 60 days or less  are amortized  to  maturity  based  on  their  cost.  If  market  quotations  are not  readily available,  any security or other asset is valued at its fair value as  determined in good faith by the Company's Pricing  Committee under procedures  adopted by the Company's Board of Directors.


********************************************************************************************************************************
DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------------------------------------------------------------
                                      The AFBA 5Star  Balanced Fund pays  distributions  from net investment  income  quarterly, usually  in April,  June,  September  and  December.  The AFBA  5Star High Yield Fund pays distributions  from net investment  income  monthly.  The AFBA 5Star Large Cap Fund,  AFBA
                                      5Star Mid Cap Fund,  AFBA 5Star Science & Technology  Fund,  AFBA 5Star Small Cap Fund and
                                      AFBA 5Star USA Global Fund pay  distributions  from net investment  income  semi-annually, usually in June and December.  Distributions  from net capital gains  realized on the sale of  securities  will be declared  by the AFBA 5Star  Balanced  Fund  annually on or before
                                      December 31 and by the AFBA 5Star High Yield Fund,  AFBA 5Star Large Cap Fund,  AFBA 5Star
                                      Mid Cap Fund,  AFBA 5Star  Science & Technology  Fund,  AFBA 5Star Small Cap Fund and AFBA
                                      5Star USA Global Fund  semi-annually,  usually in June and  December.  Your  distributions will be reinvested  automatically in additional  shares of a Fund, unless you have elected on your original  application,  or by written  instructions  filed with the Funds, to have them paid in cash.  We  automatically  reinvest all  dividends  under $10.00 in additional shares of a Fund.  There are no fees or sales charges on reinvestments.

                                      TAX  CONSIDERATIONS - In general,  if you are a taxable investor,  Fund  distributions are taxable  to you as either  ordinary  income or capital  gains.  This is true  whether  you reinvest your distributions in additional shares of a Fund or receive them in cash.

                                      For federal  income tax  purposes,  Fund  distributions  of  short-term  capital gains are taxable to you as ordinary  income.  Fund  distributions  of long-term  capital  gains are taxable to you as long-term  capital  gains no matter how long you have owned your shares.
                                      A portion of income  dividends  designated  by  certain  Funds may be  qualified  dividend income eligible for taxation by individual shareholders at long-term capital gain rates.

                                      When you sell your  shares of a Fund,  you may  realize  a capital  gain or loss.  For tax purposes,  an exchange  of your Fund  shares for shares of a different  AFBA 5Star Fund is the same as a sale.

                                      Fund  distributions  and gains from the sale or  exchange  of your  shares  generally  are subject to state and local taxes.  Non-U.S.  investors may be subject to U.S.  withholding or estate tax and are subject to special U.S. tax certification requirements.

                                      BACKUP WITHHOLDING - By law, a Fund must withhold a portion of your taxable  distributions and redemption proceeds unless you:
                                      o  provide your correct social security or taxpayer identification number,
                                      o  certify that this number is correct,
                                      o  certify that you are not subject to backup withholding, and
                                      o  certify that you are a U.S. person (including a U.S. resident alien).

                                      A Fund also must withhold if the IRS instructs it to do so.

                                      Every  January,  you will receive a statement  that shows the tax status of  distributions you  received  for the  previous  year.  Distributions  declared in  December  but paid in
                                      January  are  taxable  as if they were  paid in  December.  You  should  consult  your tax advisor about the federal,  state, local or foreign tax consequences of your investment in a Fund.


***********************************************************************************************************************************
ADDITIONAL POLICIES ABOUT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                          We cannot  process  transaction  requests that are not completed  properly as described in this section.  We may cancel or change our transaction  policies without notice.  To avoid delays, please call us if you have any questions about these policies.

                                          CUSTOMER  IDENTIFICATION  -The Funds  seek to obtain  identification  information  for new accounts  so  that  the  identity  of  Fund  investors  can be  verified  consistent  with
                                          regulatory   requirements.   The  Funds  may  limit  account   activity   until   investor
                                          identification  information can be verified.  If the Funds are unable to obtain sufficient investor  identification  information such that the Funds may form a reasonable  belief as to the true identity of an investor,  the Funds may take further action including  closing the account.

                                          PURCHASES  - We may  reject  orders  when not  accompanied  by payment or when in the best interest of the Funds and their shareholders.

                                          REDEMPTIONS  - We try to send  proceeds  as  soon  as  practical.  In any  event,  we send proceeds  by the third  business  day after we receive a properly  completed  request.  We cannot  accept  requests  that  contain  special  conditions  or effective  dates.  We may request  additional  documentation  to ensure  that a request is  genuine.  Under  certain circumstances,  we may pay you proceeds in the form of portfolio  securities  owned by the
                                          Fund being redeemed.  If you receive  securities instead of cash, you will incur brokerage costs when  converting the securities  into cash, and will bear market exposure until such conversion.

                                          If you  request a  redemption  within 15 days of  purchase,  we will  delay  sending  your proceeds until we have collected  unconditional payment, which may take up to 15 days from the date of  purchase.  For your  protection,  if your  account  address has been  changed within the last 30 days,  your  redemption  request  must be in writing and signed by each account owner,  with signature  guarantees.  The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

                                          If you effect a redemption via wire transfer,  you may be required to pay fees,  including a $10 wire fee and  other  fees,  that will be  deducted  directly  from  your  redemption proceeds.  If you request  redemption  checks to be sent via  overnight  mail,  you may be required to pay a $10 fee that will be deducted directly from your redemption proceeds.

                                          MARKET  TIMERS - The  Funds  may  refuse to sell  shares  to  market  timers.  You will be considered a market timer if you (i) request a redemption  of Fund shares within two weeks of an earlier  purchase  request,  (ii) make investments of large amounts of $1 million or more  followed  by a  redemption  request  in close  proximity  to the  purchase  or (iii)
                                          otherwise seem to follow a timing  pattern.  Shares under common  ownership or control are combined for these purposes.

                                          INTERNET  ACCOUNT ACCESS - For your convenience the Funds offer Internet Account Access so that you may access your  account  online,  24 hours a day, 7 days a week.  You may review your  account  balance,  purchase  or  redeem  Fund  shares  (online  redemptions  are not available  for IRA  accounts),  or make  exchanges  between  different  AFBA 5Star  Funds.
                                          Please note that there is a  one-business  day delay in the  effective  date of  purchases placed over the Internet.

                                          To register  for  Internet  Account  Access,  please call the Funds  (toll-free)  at (888)
                                          578-2733.  Shareholders  who have  registered for this service may access their account by visiting the AFBA 5Star Funds' website at www.afba.com.




                                          SIGNATURE  GUARANTEES  -  The  Funds  require  a  medallion  signature  guarantee  on  any redemption  over  $25,000  (but  may  require  additional  documentation  or  a  medallion signature  guarantee  on any  redemption  request  to help  protect  against  fraud),  the redemption  of  corporate,  partnership  or fiduciary  accounts,  or for certain  types of transfer requests or account  registration  changes. A medallion  signature  guarantee may be obtained  from a domestic  bank or trust  company,  broker,  dealer,  clearing  agency, savings association,  or other financial institution which is participating in a medallion
                                          program  recognized  by  the  Securities  Transfer   Association.   The  three  recognized
                                          medallion  programs are  Securities  Transfer  Agents  Medallion  Program  (STAMP),  Stock
                                          Exchanges  Medallion Program (SEMP) and New York Stock Exchange,  Inc. Medallion Signature
                                          Program (NYSE MSP). A notarized  signature is not  sufficient.  Please call (888) 578-2733 for information on obtaining a signature guarantee.

                                          CORPORATIONS,  TRUSTS AND OTHER ENTITIES - Additional  documentation is normally  required for  corporations,  fiduciaries and others who hold shares in a representative  or nominee capacity.  We  cannot  process  your  request  until  we have  all  documents  in the form required.  Please call us first to avoid delays.

                                          EXCHANGES  TO  ANOTHER AFBA 5STAR FUND - You must meet the minimum  investment requirement of the AFBA 5Star  Fund into which you are  exchanging.  The names and  registrations  on the two accounts  must be  identical.  Your shares  must have been held in an open account for 15 days or more and we must have received good payment  before we will exchange  shares.  You should review the prospectus of the Fund being purchased.  Call us for a free copy.

                                          TELEPHONE SERVICES - During periods of increased market activity,  you may have difficulty reaching us by telephone.  If this happens,  contact us by mail. We may refuse a telephone request including a telephone  redemption  request.  We will use reasonable  procedures to confirm that telephone  instructions  are genuine.  If such procedures are followed and we reasonably  believe the instructions are genuine,  the Funds are not liable for losses due to unauthorized or fraudulent  instructions.  At our option, we may limit the frequency or the amount of telephone redemption  requests.  Neither the Funds nor PFPC Inc., the Funds'
                                          transfer  agent,  assumes  responsibility  for the  authenticity  of telephone  redemption requests.


********************************************************************************
CONDUCTING BUSINESS WITH AFBA 5STAR FUND


BY PHONE                                   HOW TO OPEN AN ACCOUNT                     HOW TO ADD TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
1-888-578-2733                             If you  already  have an account  with us  You may make  investments  ($100  minimum)
                                           and   you   have   authorized   telephone  by telephone.  After we have received your
You   must   authorize   each   type   of  exchanges,   you  may  call  to  open  an  telephone  call,  we will deduct from your telephone  transaction  on  your  account  account  in  another  AFBA  5Star Fund by  checking account the cost of the shares.
application  or  the  appropriate   form,  exchange  ($500  minimum).  The names and
available  from us.  All  account  owners  registrations  on the  accounts  must  be  Availability  of this  service  is subject
must sign.  When you call, we may request  identical.                                 to    approval    by   the    Funds    and
personal  identification  and tape record                                             participating banks.
the call.

BY MAIL
---------------------------------------------------------------------------------------------------------------------------------
Initial Purchases and all Redemptions:     Complete and sign the  application  which  Make your check ($100 minimum)  payable to
AFBA 5Star Fund, Inc.                      accompanies   this    Prospectus.    Your  AFBA 5Star Fund,  Inc.  and mail it to us.
c/o PFPC Inc.                              initial  investment must meet the minimum  Always  identify  your  account  number or
P.O. Box 9779                              investment   requirements.    Make   your  include  the   detachable   reminder  stub
Providence, RI 02940                       check payable to AFBA 5Star Fund, Inc.     (from your confirmation statement).

Overnight Address for All Transactions:
AFBA 5Star Fund, Inc.
c/o PFPC Inc.
760 Moore Road
King of Prussia, PA  19406

Subsequent Purchases:
AFBA 5Star Fund, Inc.
c/o PFPC Inc.
P.O. Box 9779
Providence, RI 02940


BY WIRE
---------------------------------------------------------------------------------------------------------------------------------
Boston Safe Deposit & Trust                Call us first to get an  account  number.  Wire  share   purchases   ($500   minimum)
ABA #011001234                             We will require  information such as your  should  include the names of each  account
Credit:  "Name of specific AFBA 5Star      Social      Security      or     Taxpayer  owner,  your  account  number and the AFBA
Fund"                                      Identification  Number,  the amount being  5Star  Fund in  which  you are  purchasing
DDA:  021458                               wired  ($500  minimum),  and the name and  shares.    You   should   notify   us   by
FBO:  "Shareholder name and new account    telephone  number  of  the  wiring  bank.  telephone   that  you  have  sent  a  wire
number"                                    Then tell  your bank to wire the  amount.  purchase  order to Boston  Safe  Deposit &
                                           You must send us a completed  application  Trust.
                                           as  soon  as  possible  or  your  account
                                           registration will be delayed.
THROUGH AUTOMATIC TRANSACTION PLANS
---------------------------------------------------------------------------------------------------------------------------------
You   must   authorize   each   type   of  Not applicable.                            You  may   authorize   automatic   monthly
automatic  transaction  on  your  account                                             investments  in a constant  dollar  amount
application or complete an  authorization                                             ($50    minimum)    from   your   checking
form,  available  from us  upon  request.                                             account.   We  will  draft  your  checking
All registered owners must sign.                                                      account  on the same day each month in the
                                                                                      amount you authorize.
---------------------------------------------------------------------------------------------------------------------------------



********************************************************************************


----------------------------------------------------------------------------------------------------------------------------
HOW TO SELL SHARES                                             HOW TO EXCHANGE SHARES
----------------------------------------------------------------------------------------------------------------------------
You may redeem  shares by  telephone  ($100,000  maximum) if,  You  may  exchange  shares  ($100  minimum  or  the  initial when you opened your account,  you  authorized  the telephone  minimum  investment  requirement) for shares in another AFBA redemption  privilege.  If you have not authorized  telephone  5Star Fund.  The shares being  exchanged must have been held redemptions  and wish to do so,  please  call  1-888-578-2733  in open account for 15 days or more.
for instructions and the appropriate form.
----------------------------------------------------------------------------------------------------------------------------
In  a  letter,   include  the  genuine   signature   of  each  In  a  letter,   include  the  genuine   signature  of  each
registered  owner (exactly as  registered),  the name of each  registered  owner, the account number,  the number of shares account  owner,  the account  number and the number of shares  or dollar  amount to be  exchanged  ($100  minimum)  and the or the  dollar  amount  to be  redeemed.  Written  redemption  name of the AFBA  5Star  Fund into which the amount is being requests  for $25,000 or more  require a medallion  signature  transferred.
guarantee.  We  will  send  redemption  proceeds  only to the address of record.
----------------------------------------------------------------------------------------------------------------------------
Redemption  proceeds  ($1,000  minimum)  may be wired to your  Not applicable.
pre-designated  bank account. A $10 fee will be deducted.  If we receive your  written  request  before 4:00 P.M.  (Eastern
Time) we will  normally  wire  funds the  following  business day.  If we  receive  your  written  request  after 4:00 P.M.
(Eastern  Time),  we will  normally  wire funds on the second business  day.  Contact  your bank  about the time of receipt and  availability.  If you  request  redemption  checks to be sent via  overnight  mail,  you may be  required to pay a $10 fee that  will be  deducted  directly  from  your  redemption proceeds.
----------------------------------------------------------------------------------------------------------------------------
Systematic Redemption Plan:                                    Monthly Exchanges:
You  may  specify  a  dollar   amount  ($50  minimum)  to  be  You may authorize  monthly  exchanges from your account ($50 withdrawn  monthly or quarterly or have your shares  redeemed  minimum)  to another  AFBA  5Star  Fund.  Exchanges  will be at a rate  calculated  to exhaust the account at the end of a  continued  until all shares have been exchanged or until you specified  period.  A fee of $1.50 or less may be charged for  terminate the service.
each  withdrawal.  You must  own  shares  in an open  account valued at $10,000  when you first  authorize  the  systematic redemption  plan.  You may  cancel  or  change  your  plan or redeem  all  your  shares  at  any  time.  We  will  continue withdrawals  until  all your  shares  are  redeemed  or until either you or the Fund cancels the plan.
----------------------------------------------------------------------------------------------------------------------------


                             AFBA 5STAR FUND, INC.SM

                            AFBA 5Star Balanced Fund


                           AFBA 5Star High Yield Fund


                            AFBA 5Star Large Cap Fund

                             AFBA 5Star Mid Cap Fund

                      AFBA 5Star Science & Technology Fund

                            AFBA 5Star Small Cap Fund

                           AFBA 5Star USA Global Fund

ADDITIONAL INFORMATION


A Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds' annual and semi-annual reports to shareholders contain additional information about each Fund's investments. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Funds as shown below. You also may call the toll free number given below to request other information about the Funds and to make shareholder inquiries.

You may review and copy the SAI and other information about the Funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC. You can obtain information about the Public Reference Room by calling the Commission at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102.


AFBA
5STAR
FUND, INC.SM

AFBA 5STAR INVESTMENT MANAGEMENT COMPANY
909 N. Washington Street
Alexandria, Virginia 22314
1-800-243-9865
www.afba.com

SHAREHOLDER INQUIRIES 1-888-578-2733                    Investment Company Act
                                                                   file number

A12-PROI03                                                            811-8035

                         Prospectus dated July 31 , 2003


                              AFBA 5STAR FUND, INC.

                                 Advisory Series

                                 Class A Shares
                                 Class B Shares
                                 Class C Shares


SHARES OF THE FUND HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

*******************************************************************************

PROSPECTUS DATED JULY 31 , 2003


AFBA 5STAR FUND, INC.

                           MANAGER:
                           AFBA 5STAR INVESTMENT MANAGEMENT COMPANY

                           SUB-ADVISER:
                           KORNITZER CAPITAL MANAGEMENT, INC.

                           DISTRIBUTED BY:
                           PFPC DISTRIBUTORS, INC.

*******************************************************************************
TABLE OF CONTENTS

                                                                       Page

INFORMATION ABOUT THE FUNDS

Investment Objectives and Principal Investment Strategies              2
Principal Risk Factors                                                 4
Past Performance                                                       6
Fees and Expenses                                                     13
Manager and Sub-Adviser                                               21
Financial Highlights                                                  23

INFORMATION ABOUT INVESTING
Selecting the Correct Class of Shares                                 30
How to Purchase Shares                                                33
How to Redeem Shares                                                  34
Shareholder Services                                                  34
How Share Price is Determined                                         34
Distributions and Taxes                                               35
Additional Policies About Transactions                                36
Distribution and Service Arrangements                                 38
Conducting Business with AFBA 5Star Fund                              40

*******************************************************************************
INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

The investment objectives and the manner in which the funds within AFBA 5Star Fund, Inc. (the "Company") will pursue their objectives are as follows:

o AFBA 5STAR BALANCED FUND - seeks both long-term capital growth and high current income. To pursue its investment objectives, the Fund invests primarily in common stocks and high-yielding, higher-risk fixed income securities, including corporate bonds, convertible bonds, preferred stocks and convertible preferred stocks.

o AFBA 5STAR HIGH YIELD FUND - seeks high current income with capital growth as a secondary objective. To pursue its investment objective, the Fund invests at least 80% of its net assets in high yielding, high risk fixed income securities.

o AFBA 5STAR LARGE CAP FUND - seeks long-term capital growth. To pursue its investment objective, the Fund invests at least 80% of its net assets in common stocks of large capitalization or "large cap" companies, most of which are listed on the New York Stock Exchange. The Fund considers a company to be a large cap company if it has a market capitalization of $10 billion or greater at the time of purchase.

o AFBA 5STAR MID CAP FUND - seeks long-term capital growth. To pursue its investment objective, the Fund invests at least 80% of its net assets in equity securities (common stocks, convertibles and warrants) issued by medium-sized or "mid cap" companies. The Fund considers a company to be a mid cap company if it has a market capitalization between $1.5 billion and $10 billion at the time of purchase.

o        AFBA 5STAR SCIENCE & TECHNOLOGY FUND - seeks long-term capital growth.
         To pursue its investment objective, the Fund invests at least 80% of its net assets in common stocks and other equity securities (including convertibles and warrants) of companies expected to benefit from the development, advancement, and use of science and technology.

o AFBA 5STAR SMALL CAP FUND - seeks long-term capital growth. To pursue its investment objective, the Fund invests at least 80% of its net assets in equity securities issued by small capitalization or "small cap" companies. The Fund considers a company to be a small cap company if it has a market capitalization of less than $2 billion at the time of purchase.

o AFBA 5STAR USA GLOBAL FUND - seeks capital growth. To pursue its investment objective, the Fund invests at least 80% of its net assets in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from global sales and operations. The international operations of these U.S. based companies will provide investors with exposure to at least three foreign countries.

MARKET CAPITALIZATION:
How much a company is considered to be worth. It equals the number of outstanding shares times the share price.

Each Fund's principal investment strategies are described below:

o AFBA 5STAR BALANCED FUND invests in a combination of common stocks, high yield, high risk corporate bonds and high yield, high risk convertible securities. The Fund may also invest in government bonds and mortgage-backed securities. The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns. The Fund expects to change its allocation mix over time based on the sub-adviser's view of economic conditions and underlying security values. Usually, the sub-adviser will invest at least 25% of the Fund's assets in equity securities and at least 25% in fixed-income securities. Many of the Fund's common stock investments are expected to pay dividends.

o AFBA 5STAR HIGH YIELD FUND uses extensive fundamental research to identify fixed income investment opportunities among higher risk, higher yielding securities. Emphasis is placed on relative value and good corporate management. Specifically, the sub-adviser may look at a number of past, present and estimated factors such as: 1) financial strength of the issuer; 2) cash flow; 3) management; 4) borrowing requirements; and 5) responsiveness to changes in interest rates and business conditions.

o AFBA 5STAR LARGE CAP FUND invests in large cap companies that meet specific cash flow criteria and/or are expected to benefit from long-term industry and technological trends that are likely to positively impact company performance. The cash flow criteria used by the sub-adviser focuses on consistency and predictability of cash generation. Separately, long-term trends are identified with the purpose of investing in companies that should have favorable operating environments over the next three to five years. The final stock selection process includes: 1) ongoing fundamental analysis of industries and the economic cycle; 2) analysis of company-specific factors such as product cycles, management, etc.; and 3) rigorous valuation analysis. The Fund may have a significant amount of assets invested in the technology sector. Realization of dividend income is a secondary consideration.

o AFBA 5STAR MID CAP FUND identifies long-term trends with the aim of investing in mid cap companies that the sub-adviser believes should have favorable operating environments during the three to five years after purchase. The sub-adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc.; and
         3) rigorous valuation analysis. The Fund may have a significant amount of assets invested in the technology sector.

o AFBA 5STAR SCIENCE & TECHNOLOGY FUND selects stocks that the sub-adviser believes have prospects for above average earnings based on intensive fundamental research, as well as companies with long-term growth potential. Portfolio holdings can range from small companies that are developing new technologies to blue chip firms with established track records of developing, producing or distributing products and services in the science and technology industries. The Fund may also invest in companies that are likely to benefit from technological advances even if those companies are not directly involved in the specific research and development. The Fund focuses on technology companies that, in the sub-adviser's opinion, have sustainable long-term business models, as well as companies that are likely to benefit from long-term trends identified by the sub-adviser. Some of the industries likely to be represented in the Fund's portfolio are:

        o  Electronics, including hardware, software and components;
        o  Communications;
        o  E-commerce;
        o  Information;
        o  Media;
        o  Life sciences and healthcare;
        o  Environmental services;
        o  Chemicals and synthetic materials; and
        o  Defense and aerospace.

o AFBA 5STAR SMALL CAP FUND targets a mix of "value" and "growth" small cap companies. Generally, value stocks typically include stocks of companies that are priced at relatively low ratios of price-to-earnings or price-to-book value, and they also focus on companies believed to be coming out of industry downturns. Growth stocks usually sell at high ratios of price-to-earnings or price-to-book value but have high earnings growth rates. The sub-adviser identifies smaller companies that exhibit consistent or predictable cash generation and/or are expected to benefit from long-term industry or technological trends. The sub-adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc., and 3) rigorous valuation analysis.

o AFBA 5STAR USA GLOBAL FUND identifies companies that exhibit consistent or predictable cash generation and/or are expected to benefit from long-term industry or technological trends. The sub-adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc.; 3) rigorous valuation analysis; and 4) the issuer must have substantial international operations. The Fund may have a significant amount of assets invested in the technology sector.


o Each Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reinvest assets in more promising investment opportunities.


TEMPORARY INVESTMENTS - The Funds generally hold some cash, short-term debt obligations, government securities or high quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in such investments for temporary defensive purposes. During those times, a Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets. Also, keep in mind that a temporary defensive strategy still has the potential to lose money.

The objectives and policies described above describe how the Funds are managed and may only be changed with the approval of the corresponding Fund's shareholders or, with respect to the AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund and the AFBA 5Star Small Cap Fund, by the Board of Directors.


*******************************************************************************
PRINCIPAL RISK FACTORS
-------------------------------------------------------------------------------

DIVERSIFICATION: A technique to reduce the risks inherent in any investment by investing in a broad range of securities from different industries, locations or asset classes.


MARKET RISKS - Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Funds (except the AFBA 5Star High Yield Fund) are normally invested in equity securities, the value of these Funds will likely go up and down. As with an investment in any mutual fund, there is a risk that you could lose money by investing in the Funds.

A Fund's success depends largely on the sub-adviser's ability to select favorable investments. Also, different types of investments shift in and out of favor depending on market and economic conditions. For example, at various times stocks will be more or less favorable than bonds, and small or medium company stocks will be more or less favorable than large company stocks. Because of this, the Funds may perform better or worse than other types of funds depending on what is in "favor."

FIXED INCOME RISKS - The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond's maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

HIGH YIELD RISKS - The AFBA 5Star Balanced and AFBA 5Star High Yield Funds invest in lower-rated, high yielding bonds (so-called "junk bonds"). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds. Lower-rated securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. Lower-rated securities also tend to have less liquid markets than higher-rated securities. In addition, market prices of lower-rated bonds tend to react more negatively to adverse economic or political changes, investor perceptions or individual corporate developments than the market prices of higher-rated bonds.

INTERNATIONAL RISKS - International investing poses additional risks such as currency fluctuation, political instability, less government regulation, less publicly available information, limited trading markets and greater volatility. However, the AFBA 5Star USA Global Fund invests only in U.S. companies traded in the U.S. and denominated in U.S. dollars. While this eliminates direct foreign investment, the companies the Fund invests in will experience these risks in their day-to-day business dealings. These risks are inherently passed on to the company's shareholders and in turn, to the Fund's shareholders.

LARGER COMPANY RISKS - The AFBA 5Star Large Cap Fund invests primarily in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Large companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

MEDIUM-SIZED COMPANY RISKS - The AFBA 5Star Mid Cap Fund invests primarily in medium-sized companies. Generally, medium-sized companies may have more potential for growth than larger companies. Investing in medium-sized companies, however, may involve greater risks than investing in larger companies, and these risks are passed on to shareholders that invest in them. Medium-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and, therefore, their securities may be more volatile than the securities of larger, more established companies. An investment in the Fund may be more suitable for long-term investors, who are willing to bear the risk of these fluctuations. Medium-sized company stocks may be bought and sold less often and in smaller amounts than larger company stocks. Therefore, if the Fund wants to sell a large quantity of a medium-sized company's stock it may have to sell at a lower price than the sub-adviser might prefer, or it may have to sell in small quantities over a period of time. The AFBA 5Star Mid Cap Fund's sub-adviser attempts to minimize this risk by investing in stocks that are readily bought and sold.

SMALL COMPANY RISKS - The AFBA 5Star Small Cap Fund invests primarily in small companies. Investments in smaller companies often involve greater risks than investing in larger companies and these risks are passed on to shareholders that invest in them. These companies may not have the management experience, financial resources, product diversification or competitive strengths of larger companies. Therefore, the securities of smaller companies may be more volatile than the securities of larger, more established companies. Thus an investment in the AFBA 5Star Small Cap Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. The Fund tries to minimize volatility by diversifying in terms of companies and industries.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than the sub-adviser might prefer, or it may have to sell in small quantities over a period of time. The Fund tries to minimize this risk by investing in stocks that are readily bought and sold.


SECTOR RISKS - Since the AFBA 5Star Science & Technology Fund is focused on science or technology related industries, it is more concentrated than stock funds invested in a broader range of industries. The AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star USA Global Fund and may also at times invest significantly in technology related industries. Companies in the rapidly changing fields of science or technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to such companies. For example, products or services that first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. In addition, technology industries can be affected by competition from new market entrants as well as developing government regulations and policies. The level of risk will rise to the extent that a Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management. Therefore, the AFBA 5Star Science & Technology Fund is likely to be more volatile, and the AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star USA Global Fund may, to the extent they focus on technology related industries, be more volatile than a fund that is exposed to a greater variety of industries.


*******************************************************************************
PAST PERFORMANCE
-------------------------------------------------------------------------------


The performance information shown on the following pages provides an indication of the risks of investing in the Funds. The bar charts show the total returns for Class A shares of each Fund for each full calendar year since inception of the Fund. For periods prior to the inception date of Class A shares, the total return information is based on the historical performance of each Fund's original class of shares since commencement of operations. The tables show Class A, Class B, and Class C shares average annual returns for certain periods compared with those of a relevant, widely recognized benchmark. The returns assume that all dividends and capital gains distributions have been reinvested in new shares of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares; after-tax returns for Class B and Class C shares will vary. A FUND'S PAST PERFORMANCE (BOTH BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW A FUND WILL PERFORM IN THE FUTURE.

Different classes of shares of the same Fund will generally have substantially similar annual returns because the shares are invested in the same portfolio of securities. Annual returns of the Class A, B and C shares will differ from each other to the extent that the classes have different expenses (including Rule 12b-1 fees) or sales charges. The returns shown in the bar charts do not reflect any sales charges. If sales charges were reflected, returns would be less than those shown.

Since the AFBA 5Star Mid Cap Fund does not yet have a full calendar year of performance, there is no performance information shown for this Fund.

*******************************************************************************
AFBA 5STAR BALANCED FUND
-------------------------------------------------------------------------------


Annual Total Return as of December 31 of Each Year*

        1998                  (0.50%)
        1999                   6.38%
        2000                  11.57%
        2001                   2.46%
        2002                 (14.63%)

Year-to-Date Return as of June 30, 2003 = 13.55%
Best Quarter: Quarter Ended December 31, 2001 = 11.32%
Worst Quarter: Quarter Ended September 30, 2001 = (13.34%)

*For the periods prior to the September 24, 2001 inception date of Class A shares, the annual total returns are based on the historical performance of the Fund's original class of shares, but have been recalculated to reflect Rule 12b-1 fees. Sales charges applicable to Class A shares are not reflected in the calculations of performance. If any applicable front-end sales charges had been included, the performance shown would have been lower.




AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002

                                                                                                                  ANNUALIZED TOTAL
                                                                                                                    RETURN SINCE
                                                                                    1 YEAR         5 YEARS          INCEPTION(1)
                                                                                    ------         -------          ------------

AFBA 5Star Balanced Fund
   Class A return before taxes(1) ..............................................     (19.30%)        (0.49%)           1.19%(2)
   Class A return after taxes on distributions(1)...............................     (20.10%)        (1.77%)          (0.09%)(2)
   Class A return after taxes on distributions and sale of shares(1)............     (11.83%)        (0.95%)           0.38%(2)
   Class B return before taxes..................................................     (19.56%)          N/A            (3.91%)(3)
   Class C return before taxes..................................................     (16.48%)          N/A            (1.43%)(3)

S&P 500 Index (reflects no deduction for fees, expenses or taxes)(4)............     (22.10%)        (0.58%)           2.08%

Lipper Balanced Fund Index (reflects no deduction for fees, expenses or
taxes)(5).......................................................................     (10.69%)         1.28%            3.01%

S&P 500 Index and Merrill Lynch U.S. Domestic Master Index Weighted Average
(reflects no deduction for fees, expenses or taxes)(6)..........................       (9.10%)        2.68%            5.72%(7)

1 For periods prior to the inception date of Class A shares, which was September 24, 2001, the average annual total return figures are based on the historical performance of the Fund's original class of shares, but have been recalculated to show the effect of any applicable front-end sales charge and Rule 12b-1 fees.

2        Inception date of the Fund = June 3, 1997

3        Inception date of Class B and C shares = September 24, 2001

4 The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The performance of the S&P 500 Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment management fees. It is not possible to invest directly in an index.

5 The Lipper Balanced Fund Index is an unmanaged index and includes the 30 largest mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically the stock/bond ratio of the funds in the index ranges around 60%/40%. It is not possible to invest directly in an index.

6 The third performance figure shown for comparison purposes is a weighted average made up of 60% of the S&P 500 Index and 40% of the Merrill Lynch U.S. Domestic Master Index. The Merrill Lynch U.S. Domestic Master Index is a capitalization weighted aggregation of outstanding U.S. treasury, agency and supranational, mortgage pass-through, and investment grade corporate bonds meeting specified criteria. The stated indices reflect the reinvestment of dividends and capital gains but do not reflect the deduction of management fees or other expenses.. It is not possible to invest directly in an index.In future documents, the Fund will only present performance of the S&P 500 Index and the Lipper Balanced Funds Index, since management believes they provide the best comparative information.

7        For the period from 5/30/97 through 12/31/02.



********************************************************************************

AFBA 5STAR HIGH YIELD FUND
--------------------------------------------------------------------------------
Annual Total Return as of December 31 of Each Year*

        1998                    (6.08%)
        1999                     2.05%
        2000                     8.18%
        2001                     9.96%
        2002                     2.15%

Year-to-Date Return as of June 30, 2003 = 11.93%
Best Quarter: Quarter Ended March 31, 2001 = 6.71%
Worst Quarter: Quarter Ended  September 30,1998 = (6.37%)

*For the periods prior to the September 24, 2001 inception date of Class A shares, the annual total returns are based on the historical performance of the Fund's original class of shares, but have been recalculated to reflect Rule 12b-1 fees. Sales charges applicable to Class A shares are not reflected in the calculations of performance. If any applicable front-end sales charges had been included, the performance shown would have been lower.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002


-----------------------------------------------------------------------------------------------------------------------------
                                                                                                            ANNUALIZED TOTAL
                                                                                                              RETURN SINCE
                                                                              1 YEAR         5 YEARS          INCEPTION(1)
-----------------------------------------------------------------------------------------------------------------------------
AFBA 5Star High Yield Fund
   Class A return before taxes(1)............................................(1.70%)          2.30%             3.24%(2)
   Class A return after taxes on distributions(1)............................(3.68%)         (0.51%)            0.54%(2)
   Class A return after taxes on distributions and sale of shares(1).........(1.07%)          0.43%             1.24%(2)
   Class B return before taxes...............................................(2.44%)           N/A              1.30%(3)
   Class C return before taxes............................................... 0.42%            N/A              2.79%(3)

-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch High Yield Bond Index (reflects no deduction
for fees, expenses or taxes)(4).............................................. 3.72%           2.02%              3.57%

Lipper High Yield Fund Index (reflects no deduction for fees, expenses
or taxes)(5).................................................................(2.41%)         (2.54%)            (0.81%)

-----------------------------------------------------------------------------------------------------------------------------





1 For periods prior to the inception date of Class A shares, which was September 24, 2001, the average annual total return figures are based on the historical performance of the Fund's original class of shares, but have been recalculated to show the effect of any applicable front-end sales charge and Rule 12b-1 fees.

2        Inception date of the Fund = June 3, 1997

3        Inception date of Class B and C shares = September 24, 2001


4 The Merrill Lynch High Yield Bond Index is an unmanaged index comprised of over 1,200 high yield bonds representative of the high yield bond market as a whole. The index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of management fees. It is not possible to invest directly in an index.

5 The Lipper High Yield Fund Index is a widely recognized index of mutual funds that invest primarily in high yield bonds. It is not possible to invest directly in an index.


********************************************************************************

AFBA 5STAR LARGE CAP FUND
--------------------------------------------------------------------------------

Annual Total Return as of December 31 of Each Year*

        1998                   6.16%
        1999                  13.17%
        2000                  20.35%
        2001                 (15.14%)
        2002                 (25.71%)

Year-to-Date Return as of June 30, 2003 = 13.12%
Best Quarter: Quarter Ended December 31, 1998 = 16.38%
Worst Quarter: Quarter Ended June 30, 2002 = (20.09%)

*For the periods prior to the September 24, 2001 inception date of Class A shares, the annual total returns are based on the historical performance of the Fund's original class of shares, but have been recalculated to reflect Rule 12b-1 fees. Sales charges applicable to Class A shares are not reflected in the calculations of performance. If any applicable front-end sales charges had been included, the performance shown would have been lower.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                          ANNUALIZED TOTAL
                                                                                                            RETURN SINCE
                                                                             1 YEAR          5 YEARS         INCEPTION 1
-----------------------------------------------------------------------------------------------------------------------------
AFBA 5Star Large Cap Fund
   Class A return before taxes (1)..........................................(29.79%)         (2.94%)         (1.02%)(2)
   Class A return after taxes on distributions (1)..........................(29.79%)         (3.22%)         (1.33%)(2)
   Class A return after taxes on distributions and sale of shares (1).......(18.29%)         (2.36%)         (0.86%)(2)
   Class B return before taxes .............................................(29.82%)           N/A          (12.01%)(3)
   Class C return before taxes .............................................(27.06%)           N/A           (9.66%)(3)

-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees, expenses or taxes) (4).......(22.10%)         (0.58%)           2.08%

-----------------------------------------------------------------------------------------------------------------------------


1 For periods prior to the inception date of Class A shares, which was September 24, 2001, the average annual total return figures are based on the historical performance of the Fund's original class of shares, but have been recalculated to show the effect of any applicable front-end sales charge and Rule 12b-1 fees.

2        Inception date of the Fund = June 3, 1997

3        Inception date of Class B and C shares = September 24, 2001

4 The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The performance of the S&P 500 Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment management fees. It is not possible to invest directly in an index.

********************************************************************************
AFBA 5STAR SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

Annual Total Return as of December 31 of Each Year

-----------------
2002     (39.00%)
-----------------
Year-to-Date Return as of June 30, 2003 = 25.00%
Best Quarter: Quarter Ended December 31, 2002 = 20.42%
Worst Quarter: Quarter Ended June 30, 2002 = (31.05%)



AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002


---------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED TOTAL RETURN
                                                                            1 YEAR            SINCE INCEPTION 1
---------------------------------------------------------------------------------------------------------------------
AFBA 5Star Science & Technology Fund
   Class A return before taxes.............................................(42.34%)               (29.29%)
   Class A return after taxes on distributions.............................(42.34%)               (29.29%)
   Class A return after taxes on distributions and sale of shares..........(25.99%)               (23.26%)
   Class B return before taxes.............................................(42.30%)               (29.04%)
   Class C return before taxes.............................................(40.03%)               (27.05%)
---------------------------------------------------------------------------------------------------------------------
S&P 500 Index(reflects no deduction for fees, expenses or taxes) (2)...... (22.10%)               (14.88%)

Lipper Science & Technology Fund Index (reflects no deduction for
fees, expenses or taxes) (3).............................................. (41.38%)               (26.30%)

---------------------------------------------------------------------------------------------------------------------


1        Inception date of the Fund = October 12, 2001

2 The S&P 500 Index is an unmanaged index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The performance of the S&P 500 Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment management fees. It is not possible to invest directly in an index.

3 The Lipper Science & Technology Fund Index is an unmanaged, equally-weighted performance index of the largest qualifying mutual funds (based on net assets) in the Lipper Science and Technology classification. There are currently 30 funds represented in this index. The index reflects the reinvestment of dividends and capital gains but does not reflect the deduction of any investment management fees. It is not possible to invest directly in an index.

*******************************************************************************
AFBA 5STAR SMALL CAP FUND
-------------------------------------------------------------------------------

Annual Total Return as of December 31 of Each Year

        2002                  (26.45%)

Year-to-Date Return as of June 30, 2003 = 21.76%
Best Quarter: Quarter Ended December 31, 2002 = 4.48%
Worst Quarter: Quarter Ended September 30, 2002 = (22.82%)



AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002

---------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED TOTAL RETURN
                                                                             1 YEAR          SINCE INCEPTION 1
---------------------------------------------------------------------------------------------------------------------
AFBA 5Star Small Cap Fund
   Class A return before taxes..............................................(30.49%)              (13.58%)
   Class A return after taxes on distributions,.............................(30.49%)              (13.58%)
   Class A return after taxes on distributions and sale of shares ..........(18.72%)              (10.83%)
   Class B return before taxes .............................................(30.52%)              (13.30%)
   Class C return before taxes .............................................(27.78%)              (10.87%)
---------------------------------------------------------------------------------------------------------------------
S&P 600 Small Cap Index (reflects no deduction for fees, expenses or
taxes) (2)..................................................................(14.63%)              (2.18%)

S&P 500 Index (reflects no deduction for fees, expenses or taxes) (3).......(22.10%)              (14.86%)

Lipper Small Cap Fund Index (reflects no deduction for fees, expenses      (21.41%)
or taxes) (4).................................................................                    (10.76%)
---------------------------------------------------------------------------------------------------------------------


1        Inception date of the Fund = October 15, 2001

2 The S&P 600 Small Cap Stock Index is a market value weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The performance of the S&P 600 Small Cap Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment management fees. It is not possible to invest directly in an index.

3 The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The performance of the S&P 500 Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment management fees. In future documents, the Fund will only present performance of the S&P 600 Small Cap Index and the Lipper Small Cap Fund Index, since management believes they provide the best comparative information.

4 The Lipper Small Cap Fund Index is comprised of the top 25 to 30 managed mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It is not possible to invest directly in an index.

*******************************************************************************
AFBA 5STAR USA GLOBAL FUND
-------------------------------------------------------------------------------

Annual Total Return as of December 31 of Each Year*

        1998                  8.00%
        1999                 32.02%
        2000                  8.89%
        2001                (10.53%)
        2002                (27.23%)

Year-to-Date Return as of June 30, 2003 = 13.25%
Best Quarter: Quarter Ended December 31, 2002 1999 = 19.55%
Worst Quarter: Quarter Ended September 30, 2002 = (22.01%)

*For the periods prior to the September 24, 2001 inception date of Class A shares, the annual total returns are based on the historical performance of the Fund's original class of shares, but have been recalculated to reflect Rule 12b-1 fees. Sales charges applicable to Class A shares are not reflected in the calculations of performance. If any applicable front-end sales charges had been included, the performance shown would have been lower.



AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------
                                                                                                           ANNUALIZED TOTAL
                                                                                                             RETURN SINCE
                                                                              1 YEAR          5 YEARS         INCEPTION
------------------------------------------------------------------------------------------------------------------------------
AFBA 5Star USA Global Fund
   Class A return before taxes (1)............................................(31.22%)         (0.92%)         (0.30%)(2)
   Class A return after taxes on distributions (1)............................(31.22%)         (1.14%)         (0.54%)(2)
   Class A return after taxes on distributions and sale of shares(1)..........(19.17%)         (0.71%)         (0.24%)(2)
   Class B return before taxes ...............................................(31.23%)           N/A           (12.29%)(3)
   Class C return before taxes ...............................................(28.53%)           N/A           (9.95%)(3)
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees, expenses or taxes)(4)..........(22.10%)         (0.58%)           2.08%
------------------------------------------------------------------------------------------------------------------------------



1 For periods prior to the inception date of Class A shares, which was September 24, 2001, the average annual total return figures are based on the historical performance of the Fund's original class of shares, but have been recalculated to show the effect of any applicable front-end sales charge and Rule 12b-1 fees.

2        Inception date of the Fund = June 3, 1997

3        Inception date of Class B and C shares = September 24, 2001

4       The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The performance of the S&P 500 Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment management fees. It is not possible to invest directly in an index.

*******************************************************************************
FEES & EXPENSES
-------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each AFBA 5Star Fund. There are different share classes to allow you to maximize your potential return depending on your and your financial adviser's current expectations for your investment in a Fund.

*******************************************************************************
AFBA 5STAR BALANCED FUND
AFBA 5STAR LARGE CAP FUND
AFBA 5STAR MID CAP FUND
AFBA 5STAR SCIENCE & TECHNOLOGY FUND
-------------------------------------------------------------------------------
AFBA 5STAR SMALL CAP FUND
-------------------------------------------------------------------------------
AFBA 5STAR USA GLOBAL FUND


----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                             Class A        Class B (1)       Class C
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                              5.50% (2)         None            None
   (as a percentage of offering price).................................
Maximum Deferred Sales Charge (Load)...................................       1.00% (3)        4.75% (4)       1.00% (5)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends............        None             None            None
Redemption Fee ........................................................        None             None            None
Exchange Fee...........................................................        None             None            None


1 Class B shares convert to Class A shares automatically at the end of the seventh year (84th month) after purchase. Investors seeking to purchase Class B shares in amounts that exceed $250,000 should discuss with their financial consultant whether the purchase of another class would be more appropriate; such orders may be rejected by a Fund.

2 Reduced for purchases of $50,000 and more; waived for certain systematic retirement accounts. Investments of $1 million or more are sold with no initial sales charge. However, a 1% contingent deferred sales charge may be imposed if redemptions are made within one year of purchase. Employer-sponsored defined contribution plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in an AFBA 5Star Fund, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge.

3 Class A shares are not subject to a contingent deferred sales charge (a "CDSC"); except certain purchases that are not subject to an initial sales charge may instead be subject to a CDSC of 1.00% on amounts redeemed within the first year of purchase. Such a CDSC may be waived in connection with redemptions to participants in certain fee-based programs.

4 A CDSC will be charged on redemptions of Class B shares as follows: 4.75% during the first year; 4.25% during the second year; 3.25% during the third year; 2.25% during the fourth year and fifth year; 1.25% during the sixth year; and 0.50% during the seventh year. Class B shares automatically convert into Class A shares at the end of the seventh year after purchase and thereafter will not be subject to a CDSC.

5 Class C shares are subject to a 1.00% CDSC only if they are redeemed within the first 12 months after purchase.

********************************************************************************
AFBA 5STAR HIGH YIELD FUND
--------------------------------------------------------------------------------


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                     Class A         Class B(1)       Class C
-----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                             3.75% (2)          None             None
   (as a percentage of offering price).................................
Maximum Deferred Sales Charge (Load)...................................      1.00% (3)       4.00% (4)        1.00% (5)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends............         None            None             None
Redemption Fee.........................................................         None            None             None
Exchange Fee...........................................................         None            None             None

-----------------------------------------------------------------------------------------------------------------------------


1 Class B shares convert to Class A shares automatically at the end of the seventh year (84th month) after purchase. Investors seeking to purchase Class B shares in amounts that exceed $250,000 should discuss with their financial consultant whether the purchase of another class would be more appropriate; such orders may be rejected by a Fund.

2 Reduced for purchases of $50,000 and more; waived for certain systematic retirement accounts. Investments of $1 million or more are sold with no initial sales charge. However, a 1% contingent deferred sales charge may be imposed if redemptions are made within one year of purchase. Employer-sponsored defined contribution plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in an AFBA 5Star Fund, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge.

3 Class A shares are not subject to a contingent deferred sales charge (a "CDSC"); except certain purchases that are not subject to an initial sales charge may instead be subject to a CDSC of 1.00% on amounts redeemed within the first year of purchase. Such a CDSC may be waived in connection with redemptions to participants in certain fee-based programs.

4 A CDSC will be charged on redemptions of Class B shares as follows: 4.00% during the first year; 3.00% during the second year and third year; 2.00% during the fourth year, fifth year and sixth year; and 1.00% during the seventh year. Class B shares automatically convert into Class A shares at the end of the seventh year after purchase and thereafter will not be subject to a CDSC.

5 Class C shares are subject to a 1.00% CDSC only if they are redeemed within the first 12 months after purchase.

********************************************************************************
AFBA 5STAR BALANCED FUND
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



                                                                           Class A        Class B        Class C
                                                                           -------        -------        -------
Management Fees........................................................     0.80%          0.80%          0.80%
Distribution and Shareholder Service (12b-1) Fees......................     0.25%          1.00%          1.00%
Other Expenses.........................................................     1.67%          1.69%          1.67%
                                                                            -----          -----          -----
                                                                          ----------------------------------------
Total Annual Fund Operating Expenses...................................     2.72%          3.49%          3.47%
                                                                          ----------------------------------------
Less Fee Waivers/Expense Payments(1)...................................     1.39%          1.41%          1.39%
                                                                          ----------------------------------------
Net Total Annual Fund Operating Expenses...............................     1.33%         2.08 %          2.08%
                                                                         ========================================


********************************************************************************
AFBA 5STAR HIGH YIELD FUND
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                               Class A             Class B              Class C
                                                                               -------             -------              -------
Management Fees........................................................         0.80%               0.80%                0.80%
Distribution and Shareholder Service (12b-1) Fees......................         0.25%               1.00%                1.00%
Other Expenses.........................................................         3.56%               3.67%                3.53%
Total Annual Fund Operating Expenses...................................         4.61%               5.47%                5.33%
Less Fee Waivers/Expense Payments(1)...................................         3.28%               3.39%                3.25%
Net Total Annual Fund Operating Expenses...............................         1.33%               2.08%                2.08%


********************************************************************************
AFBA 5STAR LARGE CAP FUND
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                               Class A             Class B              Class C
                                                                               -------             -------              -------
Management Fees........................................................         0.80%               0.80%                0.80%
Distribution and Shareholder Service (12b-1) Fees......................         0.25%               1.00%                1.00%
Other Expenses.........................................................         2.88%               2.85%                2.86%
Total Annual Fund Operating Expenses...................................         3.93%               4.65%                4.66%
Less Fee Waivers/Expense Payments(1).....................................       2.60%               2.57%                2.58%
Net Total Annual Fund Operating Expenses...............................         1.33%               2.08%                2.08%



********************************************************************************
1 The investment manager has entered into a contractual agreement to waive fees and/or pay expenses in amounts necessary to limit overall annual expenses (excluding 12b-1 fees) to 1.08% for a period of three years ending March 26, 2004, with respect to the AFBA 5Star Balanced Fund,
     AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund and AFBA 5Star USA Global Fund. In addition, the investment manager has contractually agreed to waive fees and/or pay expenses in amounts necessary to limit overall annual expenses (excluding 12b-1 fees) for the period from March 27, 2004 through July 31, 2004 to 1.08% ffor the AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund and to 1.28% for the AFBA 5Star Large Cap Fund and AFBA 5Star USA Global Fund.

********************************************************************************
AFBA 5STAR MID CAP FUND
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                               Class A             Class B              Class C
                                                                               -------             -------              -------
Management Fees........................................................         0.80%               0.80%                0.80%
Distribution and Shareholder Service (12b-1) Fees......................         0.25%               1.00%                1.00%
Other Expenses.........................................................        28.52%               26.91%              27.73%
Total Annual Fund Operating Expenses...................................        29.57%               28.71%              29.53%
Less Fee Waivers/Expense Payments(1).....................................      28.04%               26.43%              27.25%
Net Total Annual Fund Operating Expenses...............................         1.53%               2.28%                2.28%


********************************************************************************
AFBA 5STAR SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                               Class A             Class B              Class C
                                                                               -------             -------              -------
Management Fees........................................................         0.80%               0.80%                0.80%
Distribution and Shareholder Service (12b-1) Fees......................         0.25%               1.00%                1.00%
Other Expenses.........................................................        14.67%               14.09%              13.95%
Total Annual Fund Operating Expenses...................................        15.72%               15.89%              15.75%
Less Fee Waivers/Expense Payments(1)...................................        14.19%               13.61%              13.47%
Net Total Annual Fund Operating Expenses...............................         1.53%               2.28%                2.28%


********************************************************************************
AFBA 5STAR SMALL CAP FUND
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                               Class A              Class B               Class C
                                                                               -------              -------               -------
Management Fees........................................................         0.80%                0.80%                 0.80%
Distribution and Shareholder Service (12b-1) Fees......................         0.25%                1.00%                 1.00%
Other Expenses.........................................................         6.70%                6.64%                 6.55%
Total Annual Fund Operating Expenses...................................         7.75%                8.44%                 8.35%
Less Fee Waivers/Expense Payments(1)...................................         6.22%                6.16%                 6.07%
Net Total Annual Fund Operating Expenses...............................         1.53%                2.28%                 2.28%


********************************************************************************

(1) Effective August 1, 2003, the investment manager has entered into a contractual agreement to waive fees and/or pay expenses to the extent necessary to limit overall annual expenses of each Fund (excluding 12b-1 fees) to 1.28% through July 31, 2004. Thereafter, the investment manager may either renew or terminate these arrangements.

********************************************************************************
AFBA 5STAR USA GLOBAL FUND
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                               Class A             Class B              Class C
                                                                               -------             -------              -------
Management Fees........................................................         0.80%               0.80%                0.80%
Distribution and Shareholder Service (12b-1) Fees......................         0.25%               1.00%                1.00%
Other Expenses.........................................................         1.66%               1.70%                1.76%
Total Annual Fund Operating Expenses...................................         2.71%               3.50%                3.56%
Less Fee Waivers/Expense Payments(1).....................................       1.38%               1.42%                1.48%
Net Total Annual Fund Operating Expenses...............................         1.33%               2.08%                2.08%

1 The investment manager has entered into a contractual agreement to waive fees and/or pay expenses in amounts necessary to limit overall annual expenses of the Fund (excluding 12b-1 fees) to 1.08% for a period of three years ending March 26, 2004. In addition, the investment manager has contractually agreed to waive fees and/or pay expenses in amounts necessary to limit overall annual expenses (excluding 12b-1 fees) for the period from March 27, 2004 through July 31, 2004 to 1.28%. Thereafter, the investment manager may either renew or terminate these arrangements.

********************************************************************************
FEE EXAMPLES
--------------------------------------------------------------------------------

The following examples are intended to help you compare the cost of investing in each AFBA 5Star Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

********************************************************************************
AFBA 5STAR BALANCED FUND
--------------------------------------------------------------------------------

                                                                   1 YEAR (3)      3 YEARS (3)       5 YEARS (3)      10 YEARS (3)
                                                                   ------            -------           -------          --------

Class A 1                                                             $678             $1,223            $1,793            $3,337

Class B (assuming no redemption)                                     $211              $940             $1,692            $3,672

Class B (assuming complete redemption at end of period)2             $700             $1,285            $1,938            $3,672

Class C (assuming no redemption)                                     $211              $936             $1,684            $3,655

Class C (assuming complete redemption at end of period)2             $314              $936             $1,684            $3,655

1    Assumes deduction at time of purchase of maximum sales charge.

2    Assumes deduction at redemption of maximum deferred sales charge.

3 Please note that the manager's contractual fee waiver for a period of three years ending March 26, 2004 is reflected in the calculation of the expenses in the 1 year example and the first year of the 3, 5 and 10 year examples.

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

********************************************************************************
AFBA 5STAR HIGH YIELD FUND
--------------------------------------------------------------------------------


                                                                   1 YEAR 3         3 YEARS 3         5 YEARS 3        10 YEARS 3
                                                                   ------            -------           -------          --------
Class A(1)                                                           $505             $1,429            $2,360            $4,719

Class B (assuming no redemption)                                     $211             $1,332            $2,442            $5,172

Class B (assuming complete redemption at end of period)2             $623             $1,638            $2,644            $5,172

Class C (assuming no redemption)                                     $211             $1,305            $2,391            $5,075

Class C (assuming complete redemption at end of period)2             $314             $1,305            $2,391            $5,075


1    Assumes deduction at time of purchase of maximum sales charge.

2    Assumes deduction at redemption of maximum deferred sales charge.

3 Please note that the manager's contractual fee waiver for a period of three years ending March 26, 2004 is reflected in the calculation of the expenses in the 1 year example and the first year of the 3, 5 and 10 year examples.

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

********************************************************************************
AFBA 5STAR LARGE CAP FUND
--------------------------------------------------------------------------------


                                                                  1 YEAR 3          3 YEARS 3         5 YEARS 3        10 YEARS 3
                                                                   ------            -------           -------          --------
Class A 1                                                            $678             $1,456            $2,251            $4,315

Class B (assuming no redemption)                                     $211             $1,172            $2,139            $4,587

Class B (assuming complete redemption at end of period) 2            $700             $1,508            $2,374            $4,587

Class C (assuming no redemption)                                     $211             $1,174            $2,143            $4,594

Class C (assuming complete redemption at end of period) 2            $314             $1,174            $2,143            $4,594

1    Assumes deduction at time of purchase of maximum sales charge.
2    Assumes deduction at redemption of maximum deferred sales charge.
3 Please note that the manager's contractual fee waiver for a period of three years ending March 26, 2004 is reflected in the calculation of the expenses in the 1 year example and the first year of the 3, 5 and 10 year examples.

********************************************************************************
AFBA 5STAR MID CAP FUND
--------------------------------------------------------------------------------

                                                                   1 YEAR (3)        3 YEARS (3)      5 YEARS (3)      10 YEARS (3)
                                                                   ------            -------          -------          --------
Class A 1                                                            $697             $5,146            $7,678           $10,203

Class B (assuming no redemption)                                     $231             $4,814            $7,481           $10,235

Class B (assuming complete redemption at end of period) 2            $719             $5,008            $7,559           $10,235

Class C (assuming no redemption)                                     $231             $4,901            $7,561           $10,219

Class C (assuming complete redemption at end of period)              $334             $4,901            $7,561           $10,219


1    Assumes deduction at time of purchase of maximum sales charge.
2    Assumes deduction at redemption of maximum deferred sales charge.
3 Please note that the manager's contractual fee waiver for the period from August 1, 2003 through July 31, 2004 is reflected in the calculation of the expenses in the 1 year example and the first year of the 3, 5 and 10 year examples.

********************************************************************************
AFBA 5STAR SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------


                                                                   1 YEAR (3)       3 YEARS (3)       5 YEARS (3)       10 YEARS (3)
                                                                   ------           -------           -------           --------
Class A 1                                                            $697             $3,451            $5,645            $9,376

Class B (assuming no redemption)                                     $231             $3,150            $5,467            $9,382

Class B (assuming complete redemption at end of period) 2            $719             $3,415            $5,613            $9,382

Class C (assuming no redemption)                                     $231             $3,128            $5,436            $9,355

Class C (assuming complete redemption at end of period) 2            $334             $3,128            $5,436            $9,355


1    Assumes deduction at time of purchase of maximum sales charge.
2    Assumes deduction at redemption of maximum deferred sales charge.
3 Please note that the manager's contractual fee waiver for the period from August 1, 2003 through July 31, 2004 is reflected in the calculation of the expenses in the 1 year example and the first year of the 3, 5 and 10 year examples.

The above examples for comparison purposes only and are not a representation of the Funds' actual expenses and returns, either past or future.

********************************************************************************
AFBA 5STAR SMALL CAP FUND
--------------------------------------------------------------------------------


                                                                   1 YEAR (3)      3 YEARS (3)        5 YEARS (3)     10 YEARS (3)
                                                                   ------           -------            -------           --------
Class A(1)                                                           $697             $2,171            $3,566            $6,729

Class B (assuming no redemption)                                     $231             $1,906            $3,467            $6,925

Class B (assuming complete redemption at end of period)2             $719             $2,217            $3,668            $6,925

Class C (assuming no redemption)                                     $231             $1,890            $3,439            $6,880

Class C (assuming complete redemption at end of period)2             $334             $1,890            $3,439            $6,880


1    Assumes deduction at time of purchase of maximum sales charge.
2    Assumes deduction at redemption of maximum deferred sales charge.
3 Please note that the manager's contractual fee waiver for the period from August 1, 2003 through July 31, 2004 is reflected in the calculation of the expenses in the 1 year example and the first year of the 3, 5 and 10 year examples.

********************************************************************************
AFBA 5STAR USA GLOBAL FUND
--------------------------------------------------------------------------------


                                                                   1 YEAR (3)      3 YEARS (3)       5 YEARS (3)      10 YEARS (3)
                                                                   ------           -------           -------           --------
Class A(1)                                                           $678             $1,221            $1,790            $3,328

Class B (assuming no redemption)                                     $211              $942             $1,696            $3,680

Class B (assuming complete redemption at end of period)2             $700             $1,287            $1,942            $3,680

Class C (assuming no redemption)                                     $211              $954             $1,719            $3,730

Class C (assuming complete redemption at end of period)2             $314              $954             $1,719            $3,730


1    Assumes deduction at time of purchase of maximum sales charge.

2    Assumes deduction at redemption of maximum deferred sales charge.

3 Please note that the manager's contractual fee waiver for a period of three years ending March 26, 2004 is reflected in the calculation of the expenses in the 1 year example and the first year of the 3, 5 and 10 year examples.

The above examples are for comparison purposes only and are not a representation of the Funds' actual expenses and returns, either past or future.

********************************************************************************


MANAGER AND SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------
                            AFBA 5Star Investment  Management Company (the "Manager"),  a corporation organized under the laws of the  Commonwealth  of Virginia,  acts as the Funds'  investment and business  manager and is a registered  investment adviser under the Investment  Advisers Act of 1940.  Pursuant to the current  Management  Agreement for each of the Funds,  the Manager is responsible  for providing or obtaining  investment  management  and related  administrative  services for the
                            Funds.  The sole  business of the Manager is the  management  of the Funds,  which  currently have  approximately  $130 million in total assets.  The Manager is a wholly-owned  subsidiary of 5Star  Financial  Company  and,  ultimately,  a  wholly-owned  subsidiary  of Armed Forces
                            Benefit  Association  ("AFBA"),  which  was  organized  in  1947  to  provide  low-cost  life insurance  for military  families.  As AFBA's  eligibility  criteria  have  expanded over the years,  so have its  services,  which now include  banking  products,  mutual  funds,  health insurance  and financial  services.  Lt.  General C.C.  Blanton,  USAF (Ret.),  serves as the
                            Chairman of the Manager's  Board of Directors,  as well as Chairman of the Board of Directors of the Funds.

                            The  Manager  employs  at its own  expense  Kornitzer  Capital  Management,  Inc.  ("KCM") as sub-adviser  to manage the assets of the Funds on a day-to-day  basis.  KCM is an independent investment  advisory firm founded in 1989. Its experienced  investment  analysis and research staff serves a broad variety of individual,  corporate and other institutional  clients.  The
                            Funds are  managed by a team of four  individuals.  John  Kornitzer  has over 30 years of  investment  experience.  He served as  investment  manager at several  Fortune  500 companies  prior to founding  KCM in 1989.  Mr.  Kornitzer is the lead  portfolio  manager of the AFBA 5Star  Balanced Fund.  Kent Gasaway joined KCM in 1991 and is a Chartered  Financial
                            Analyst  with 19 years of research  and  management  experience.  He holds a B.S. in Business
                            Administration  from  Kansas  State  University.  Mr.  Gasaway  is a member of the AFBA 5Star
                            Small Cap  investment  team and works  with both  equity  and fixed  income  portfolios.  Mr.
                            Gasaway  is the lead  portfolio  manager  of the AFBA  5Star  High  Yield Fund and AFBA 5Star
                            Small Cap Fund.  Tom Laming joined KCM in 1993 and is an experienced  aerospace  engineer and research  analyst.  He holds a B.S.  in Physics  from the  University  of Kansas,  an M.S. in
                            Aeronautics  and  Astronautics  from MIT, and an MBA from Indiana  University.  Mr. Laming is the lead manager of the AFBA 5Star Large Cap Fund,  AFBA 5Star Science & Technology  Fund and
                            AFBA 5Star USA Global  Fund.  Bob Male is a  Chartered  Financial  Analyst  with more than 11 years of investment research  experience.  Prior to joining KCM in 1997, he was an investment manager with USAA,  San Antonio,  TX, since 1992. He holds a B.S. in Business  Administration from the University of Kansas and an MBA from Southern  Methodist  University.  Mr. Male is a member of the AFBA 5Star Small Cap Fund  investment  management  team. The AFBA 5Star Mid Cap
                            Fund is managed by John Kornitzer, Kent Gasaway, Tom Laming and Bob Male in a team approach.

                            For its  services,  each  Fund  pays the  Manager  a fee at the  annual  rate of 0.80% of the
                            Fund's average daily net assets.  The Manager has entered into  contractual  arrangements  to waive fees  and/or  pay  expenses  to the  extent  necessary  to limit  Total Fund  Operating
                            Expenses  of Class A, B and C shares to no more  than  1.08% of  average  annual  net  assets exclusive  of Rule 12b-1 fees until  March 26, 2004 for the AFBA 5Star  Balanced,  AFBA 5Star
                            High Yield,  AFBA 5Star Large Cap and AFBA 5Star USA Global Funds.  In addition,  the Manager has  contractually  agreed to waive fees and/or pay  expenses in amounts  necessary  to limit overall  annual  expenses  (excluding  Rule 12b-1  fees) for the period  from March 27,  2004 through  July 31,  2004 to 1.08% for the AFBA 5Star  Balanced  Fund and AFBA 5Star High Yield
                            Fund and to 1.28%  for the AFBA  5Star  Large  Cap Fund  and  AFBA  5Star  USA  Global  Fund.
                            Effective  August 1, 2003,  the Manager has entered  into a  contractual  agreement  to waive fees and/or pay  expenses  of the AFBA 5Star Mid Cap Fund,  AFBA 5Star  Science &  Technology
                            Fund,  and AFBA 5Star Small Cap Fund to the extent  necessary  to limit Total Fund  Operating
                            Expenses of Class A, B and C shares to 1.28% of average  annual net assets  exclusive of Rule
                            12b-1 fees  through  July 31,  2004.  Thereafter,  the Manager may either  renew or terminate these  arrangements.  When a Fund's assets grow to a point where fee waivers  and/or  expense payments  are no longer  necessary  to meet the expense  limitation  target,  the Manager may seek to recoup  amounts it waived or expenses  that it paid.  The  Manager  will only seek to recoup  such  amounts if Total Fund  Operating  Expenses  plus the  amounts  recouped  do not exceed the  expense  limitation  target.  The  Manager  shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid.

                            AFBA  5Star  Investment   Management   Company  is  located  at  909  N.  Washington  Street,
                            Alexandria, VA 22314.  KCM is located at 5420 W. 61st Place, Shawnee Mission, KS 66205.

********************************************************************************
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each Fund's financial performance since inception of Class A, B and C shares. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP and are included in the annual report, which is available, without charge, upon request.


********************************************************************************
AFBA 5STAR BALANCED FUND

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   FOR THE PERIOD FROM SEPTEMBER
                                                                                                         24, 2001* THROUGH
                                                                 YEAR ENDED MARCH 31, 2003                MARCH 31, 2002
                                                             ----------------------------------- ----------------------------------
                                                               CLASS A     CLASS B      CLASS C    CLASS A     CLASS B     CLASS C
----------------------------------------------------------------------- ----------- ------------ ---------- ----------- -----------
Net asset value, beginning of period............................$11.45    $11.41       $11.41      $9.60       $9.60       $9.60

   Income from investment operations:
     Net investment income........................................0.25      0.18         0.18       0.13        0.13        0.13
     Net gain (loss) on securities (both realized and           (2.14)    (2.18)
         unrealized)..................................................                 (2.18)       1.85        1.81        1.81

   Total from investment operations.............................(1.89)    (2.00)       (2.00)       1.98        1.94        1.94

   Less distributions:
     Dividends from net investment income.......................(0.26)    (0.18)       (0.18)     (0.13)      (0.13)      (0.13)


   Total distributions..........................................(0.26)    (0.18)       (0.18)     (0.13)      (0.13)      (0.13)

Net asset value, end of period...................................$9.30     $9.23        $9.23     $11.45      $11.41      $11.41

Total return**................................................(16.49%)(  17.51%)     (17.53%)     20.60%      20.17%      20.17%

Ratios/Supplemental Data:

Net assets, end of period (in millions)..........................$0.08     $0.04        $0.05      $0.04       $0.01       $0.01
Ratio of expenses to average net assets***.......................1.33%     2.08%        2.08%      1.33%       2.08%       2.08%
Ratio of net investment income to average net assets***..........2.88%     2.28%        2.22%      2.88%       2.19%       2.19%
Ratio of expenses to average net assets before contractual       2.72%     3.49%
   expense reimbursement and waivers***...............................                  3.47%      1.87%       3.17%       3.17%
Ratio of net investment income to average net assets before      1.49%     0.87%
   contractual expense reimbursement and waivers***...................                  0.83%      2.34%       1.10%       1.10%
Portfolio turnover rate............................................33%       33%          33%        17%         17%         17%

*    Sales of Class A, B and C shares began September 24, 2001.
**   Total return not annualized for periods less than one full year.
***  Annualized for periods less than one full year.

********************************************************************************
AFBA 5STAR HIGH YIELD FUND


                                                                                                  FOR THE PERIOD FROM SEPTEMBER 24,
                                                                                                            2001* THROUGH
                                                              YEAR ENDED MARCH 31, 2003                    MARCH 31, 2002
                                                           ------------------------------    ------------------------------------
                                                             CLASS A    CLASS B     CLASS C        CLASS A      CLASS B     CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...........................$8.68      $8.54       $8.48          $8.55        $8.55       $8.55
                                                              ------      -----       -----          -----        -----       -----

   Income from investment operations:
     Net investment income......................................0.43       0.36        0.40           0.24         0.29        0.35
     Net gain (loss) on securities (both realized and
         unrealized)...........................................(0.11)     (0.11)      (0.15)          0.16         0.07        0.01
                                                              ------      -----       -----          -----        -----       -----
   Total from investment operations............................. 0.3       0.25        0.25           0.40         0.36        0.36
                                                              ------      -----       -----          -----        -----       -----
   Less distributions:
     Dividends from net investment income.....................(0.43)     (0.35)      (0.39)         (0.24)       (0.29)      (0.35)
     Distributions from capital gains............................---        ---         ---         (0.01)       (0.01)      (0.01)
     Return of capital...........................................---        ---         ---         (0.02)       (0.07)      (0.07)

   Total distributions........................................(0.43)    (0.35)       (0.39)         (0.27)       (0.37)      (0.43)
                                                              ------      -----       -----          -----        -----       -----
Net asset value, end of period.................................$8.57      $8.44       $8.34          $8.68        $8.54       $8.48
                                                              ------      -----       -----          -----        -----       -----
Total return**.................................................3.92%      3.17%       3.11%          4.64%        4.29%       4.29%
                                                              ------      -----       -----          -----        -----       -----
Ratios/Supplemental Data:

Net assets, end of period (in millions)...........................$4      $0.63          $3          $0.11        $0.02       $0.01
Ratio of expenses to average net assets***.....................1.33%      2.08%       2.08%          1.33%        2.07%       2.08%
Ratio of net investment income to average net assets***........6.10%      5.60%       5.29%          8.39%        7.91%       7.82%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers***............4.61%      5.47%       5.33%          4.71%        5.84%       5.89%
Ratio of net investment income to average net assets
   before contractual expense reimbursement and waivers***..... 2.82%      2.21%      2.04%          5.01%        4.14%       4.01%
Portfolio turnover rate..........................................36%       36%         36%            34%          34%         34%


*     Sales of Class A, B and C shares began September 24, 2001.
**    Total return not annualized for periods less than one full year.
***   Annualized for periods less than one full year.

********************************************************************************
AFBA 5STAR LARGE CAP FUND


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 FOR THE PERIOD FROM SEPTEMBER 24,
                                                                                                           2001* THROUGH
                                                                 YEAR ENDED MARCH 31, 2003                MARCH 31, 2002
                                                            -----------------------------------------------------------------------
                                                                CLASS A    CLASS B     CLASS C    CLASS A      CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.............................$12.99    $12.93      $12.93     $10.53      $10.53       $10.53
                                                                 ------    ------      ------     ------      -------      ------
   Income from investment operations:
     Net investment loss............................................---    (0.08)      (0.08)     (0.02)       (0.06)      (0.08)
     Net gain (loss) on securities (both realized and
         unrealized).............................................(4.08)    (4.05)      (4.04)       2.48         2.46        2.48
                                                                 ------    ------      ------       ----         ----        ----
   Total from investment operations..............................(4.08)    (4.13)      (4.12)       2.46         2.40        2.40
                                                                 ------    ------      ------       ----         ----        ----
Net asset value, end of period....................................$8.91     $8.80       $8.81     $12.99       $12.93      $12.93
                                                                  =====     =====       =====     ======       ======      ======
Total return**.................................................(31.41%)   (31.94%)    (31.86%)     23.36%       22.79%      22.79%
                                                               ========   =======    ========     ======       ======      ======
Ratios/Supplemental Data:
Net assets, end of period (in millions)...........................$0.12     $0.02       $0.03      $0.07        $0.02       $0.01
Ratio of expenses to average net assets***........................1.33%     2.08%       2.08%      1.33%        2.08%       2.08%
Ratio of net investment loss to average net assets***...........(0.05%)   (0.82%)     (0.83%)    (0.49%)      (1.24%)     (1.20%)
Ratio of expenses to average net assets before                    3.93%     4.65%
   contractual expense reimbursement and waivers***....................                 4.66%      2.97%        3.94%       3.95%
Ratio of net investment income (loss) to average net            (2.65%)   (3.39%)
   assets before contractual expense reimbursement and
   waivers***..........................................................               (3.41%)    (2.13%)      (3.10%)     (3.07%)
Portfolio turnover rate.............................................13%       13%         13%        11%          11%         11%


*     Sales of Class A, B and C shares began September 24, 2001.
**    Total return not annualized for periods less than one full year.
***   Annualized for periods less than one full year.

********************************************************************************
AFBA 5STAR MID CAP FUND


---------------------------------------------------------------------------------------------------------
                                                                     FOR THE PERIOD FROM MAY 1, 2002*
                                                                                 THROUGH
                                                                              MARCH 31, 2003
                                                                 ----------------------------------------
                                                                     CLASS A       CLASS B        CLASS C
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..................................$10.00        $10.00         $10.00
                                                                      ------        ------         ------

   Income from investment operations:
     Net investment loss..............................................(0.03)        (0.12)         (0.09)
     Net loss on securities (both realized and unrealized)............(2.22)        (2.19)         (2.22)
                                                                      ------        ------         ------

   Total from investment operations...................................(2.25)        (2.31)         (2.31)
                                                                      ------        ------         ------

Net asset value, end of period.........................................$7.75         $7.69          $7.69
                                                                       =====         =====          =====

Total return**......................................................(22.50%)      (23.10%)       (23.10%)
                                                                    ========      ========       ========

Ratios/Supplemental Data:

Net assets, end of period (in millions)................................$0.08         $0.01          $0.02
Ratio of expenses to average net assets***.............................1.33%         2.08%          2.08%
Ratio of net investment loss to average net assets***................(0.83%)       (1.56%)        (1.56%)
Ratio of expenses to average net assets before contractual
   expense reimbursement and waivers***.............................. 29.57%        28.71%         29.53%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers***..................(29.07%)      (28.19%)       (29.01%)
Portfolio turnover rate..................................................11%           11%            11%


*     Commencement of operations.
**    Total return not annualized for periods less than one full year.
***   Annualized for periods less than one full year.

********************************************************************************
AFBA 5STAR SCIENCE & TECHNOLOGY FUND

--------------------------------------------------------------------------------------------------------------------------------
                                                                                               FOR THE PERIOD FROM OCTOBER 12,
                                                                                                        2001* THROUGH
                                                              YEAR ENDED MARCH 31, 2003                MARCH 31, 2002
                                                          -----------------------------------------------------------------------
                                                            CLASS A     CLASS B     CLASS C     CLASS A      CLASS B     CLASS C
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........................$11.37     $11.33      $11.33      $10.00      $10.00       $10.00
                                                             ------     ------      ------      ------      -------      ------
   Income from investment operations:
     Net investment loss.....................................(0.05)     (0.10)      (0.12)      (0.03)       (0.09)      (0.09)
     Net gain (loss) on securities (both realized and
         unrealized).........................................(4.58)     (4.56)      (4.54)        1.40         1.42        1.42
                                                             ------     ------      ------        ----         ----        ----
   Total from investment operations..........................(4.63)     (4.66)      (4.66)        1.37         1.33        1.33
                                                             ------     ------      ------        ----         ----        ----
Net asset value, end of period................................$6.74      $6.67       $6.67      $11.37       $11.33      $11.33
                                                              =====      =====       =====      ======       ======      ======
Total return**.............................................(40.72%)    (41.13%)    (41.13%)      13.70%       13.30%      13.30%
                                                           ========    =======    ========      ======       ======      ======
Ratios/Supplemental Data:

Net assets, end of period (in millions).......................$0.03      $0.01       $0.01       $0.02        $0.01       $0.01
Ratio of expenses to average net assets***....................1.33%      2.08%       2.08%       1.33%        2.08%       2.08%
Ratio of net investment loss to average net assets***.......(0.84%)    (1.60%)     (1.61%)     (0.96%)      (1.71%)     (1.71%)
Ratio of expenses to average net assets before               15.72%     15.89%
   contractual expense reimbursement and waivers***................                 15.75%       7.26%        9.49%       9.49%
Ratio of net investment loss to average net assets before  (15.23%)    (15.41%)
   contractual expense reimbursement and waivers***................               (15.28%)     (6.89%)      (9.12%)     (9.12%)
Portfolio turnover rate.........................................19%        19%         19%          5%           5%          5%


*     Sales of Class A, B and C shares began October 12, 2001.
**    Total return not annualized for periods less than one full year.
***   Annualized for periods less than one full year.

********************************************************************************
AFBA 5STAR SMALL CAP FUND


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 FOR THE PERIOD FROM OCTOBER 15,
                                                                                                          2001* THROUGH
                                                                 YEAR ENDED MARCH 31, 2003               MARCH 31, 2002
                                                            -----------------------------------------------------------------------
                                                                CLASS A     CLASS B     CLASS C   CLASS A      CLASS B     CLASS C
----------------------------------------------------------- ------------ ----------- --------------------- ------------ -----------
Net asset value, beginning of period.............................$12.60     $12.56      $12.56    $10.00      $10.00       $10.00
                                                                 ------     ------      ------    ------      -------      ------

   Income from investment operations:
     Net investment loss.........................................(0.08)     (0.12)      (0.12)    (0.02)       (0.03)      (0.01)
     Net gain (loss) on securities (both realized and
         unrealized).............................................(4.26)     (4.27)      (4.27)      2.62         2.59        2.57
                                                                 ------     ------      ------      ----         ----        ----
   Total from investment operations..............................(4.34)     (4.39)      (4.39)      2.60         2.56        2.56
                                                                 ------     ------      ------      ----         ----        ----
Net asset value, end of period....................................$8.26      $8.17       $8.17    $12.60       $12.56      $12.56
                                                                  =====      =====       =====    ======       ======      ======
Total return**.................................................(34.44%)   (34.95%)    (34.95%)    26.00%       25.60%      25.60%
                                                               ========   ========    ========    ======       ======      ======
Ratios/Supplemental Data:

Net assets, end of period (in millions)..............................$2      $0.18       $0.32     $0.24        $0.05       $0.16
Ratio of expenses to average net assets***........................1.33%      2.08%       2.08%     1.33%        2.08%       2.08%
Ratio of net investment loss to average net assets***...........(0.83%)    (1.58%)     (1.58%)   (0.93%)      (1.60%)     (1.70%)
Ratio of expenses to average net assets before                    7.75%      8.44%
   contractual expense reimbursement and waivers***....................                  8.35%     6.85%        9.19%       9.62%
Ratio of net investment loss to average net assets before       (7.25%)    (7.94%)
   contractual expense reimbursement and waivers***....................                (7.85%)   (6.45%)      (8.71%)     (9.24%)
Portfolio turnover rate.............................................26%        26%         26%        0%           0%          0%


*     Sales of Class A, B and C shares began October 15, 2001.
**    Total return not annualized for periods less than one full year.
***   Annualized for periods less than one full year.

*******************************************************************************
AFBA 5STAR USA GLOBAL FUND


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                FOR THE PERIOD FROM SEPTEMBER 24,
                                                                                                          2001*THROUGH
                                                                 YEAR ENDED MARCH 31, 2003               MARCH 31, 2002
                                                            -----------------------------------------------------------------------
                                                                CLASS A   CLASS B     CLASS C    CLASS A     CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.............................$14.22    $14.17      $14.16    $11.07      $11.07       $11.07
                                                                 ------    ------      ------    ------      -------      ------
   Income from investment operations:
     Net investment loss.........................................(0.04)    (0.13)      (0.10)    (0.02)       (0.10)      (0.09)
     Net gain (loss) on securities (both realized and
         unrealized).............................................(4.67)    (4.64)      (4.66)      3.17         3.20        3.18
                                                                 ------    ------      ------      ----         ----        ----
   Total from investment operations..............................(4.71)    (4.77)      (4.76)      3.15         3.10        3.09
                                                                 ------    ------      ------      ----         ----        ----
Net asset value, end of period....................................$9.51     $9.40       $9.40    $14.22       $14.17      $14.16
                                                                  =====     =====       =====    ======       ======      ======

Total return**.................................................(33.12%)%  (33.66%)    (33.62%)    28.46%       28.00%      27.91%
                                                               ========   =======    ========    ======       ======      ======
Ratios/Supplemental Data:

Net assets, end of period (in millions)...........................$0.10     $0.01       $0.09     $0.16        $0.01       $0.01
Ratio of expenses to average net assets***........................1.33%     2.08%       2.08%     1.33%        2.08%       2.08%
Ratio of net investment loss to average net assets***...........(0.46%)   (1.19%)     (1.15%)   (0.86%)      (1.46%)     (1.46%)
Ratio of expenses to average net assets before                    2.71%     3.50%
   contractual expense reimbursement and waivers***....................                 3.56%     2.29%        3.12%       3.13%
Ratio of net investment loss to average net assets before       (1.84%)   (2.61%)
   contractual expense reimbursement and waivers***....................               (2.63%)   (1.82%)      (2.50%)     (2.51%)
Portfolio turnover rate.............................................11%       11%         11%       13%          13%         13%


*     Sales of Class A, B and C shares began September 24, 2001.
**    Total return not annualized for periods less than one full year.
***   Annualized for periods less than one full year.

********************************************************************************
SELECTING THE CORRECT CLASS OF SHARES

-------------------------------------------------------------------------------------------------------------------------------
                                  This  prospectus  offers  Class A,  Class B and Class C shares of each  Fund.  Each class has its own cost  structure,  allowing  you to choose the one that best  meets your  requirements and current  expectations.  Your financial consultant can help you decide which class is best for you.  For  estimated  expenses  of each class,  see the table  under "Fees and  Expenses"
                                  earlier in this prospectus
CLASS A SHARES
FRONT END SALES LOAD              If you  purchase  Class A shares,  you will incur a sales  charge at the time of  purchase (a
                                  "front-end  load") based on the dollar  amount of your  purchase  and an ongoing  shareholder service fee of 0.25% of average  net  assets.  The  maximum  initial  sales  charge is 5.50%, which is reduced for  purchases  of $50,000 and more.  Sales  charges  also may be reduced by using the  accumulation  privilege  described  under "Sales  Charge  Reduction  and Waivers."
                                  Class A  shares  will  not be  subject  to any  contingent  deferred  sales  charge  (CDSC or
                                  "back-end  load") when they are redeemed.  There are no front-end loads imposed on reinvested dividends  or other  distributions.  Class A shares  also will be issued upon  conversion  of
                                  Class B Shares,  as described  below under "Class B Shares." The minimum  initial  investment in Class A shares is $500.

                                  Part of the  front-end  sales  charge is paid  directly  to the  selling  broker-dealer  (the
                                  "dealer  reallowance").  The remainder is retained by the  distributor and may by used either to promote the sale of the Fund's shares or to  compensate  the  distributor  for its efforts to sell the shares of the Fund.

                                  *********************************************************************************************
                                  AFBA 5STAR BALANCED FUND
                                  AFBA 5STAR LARGE CAP FUND
                                  AFBA 5STAR MID CAP FUND
                                  AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                                  AFBA 5STAR SMALL CAP FUND
                                  AFBA 5STAR USA GLOBAL FUND

                                                                   AS A PERCENTAGE OF OFFERING     AS A PERCENTAGE OF YOUR
                                  YOUR INVESTMENT                             PRICE                       INVESTMENT
                                  ----------------------------------------------------------------------------------------------
                                  $50,000 and less                            5.50%                         5.82%
                                  $50,000 up to $150,000                      4.50%                         4.71%
                                  $150,000 up to $250,000                     3.50%                         3.63%
                                  $250,000 up to $500,000                     2.50%                         2.56%
                                  $500,000 up to $1,000,000                   2.00%                         2.04%
                                  Over $1,000,000                             0.00%                         0.00%

                                  *************************************************************
                                  AFBA 5STAR HIGH YIELD FUND

                                                                   AS A PERCENTAGE OF OFFERING     AS A PERCENTAGE OF YOUR
                                  YOUR INVESTMENT                             PRICE                       INVESTMENT
                                  ----------------------------------------------------------------------------------------------
                                  $50,000 and less                            3.75%                         3.90%
                                  $50,000 up to $150,000                      3.00%                         3.09%
                                  $150,000 up to $250,000                     2.25%                         2.30%
                                  $250,000 up to $500,000                     1.50%                         1.52%
                                  $500,000 up to $1,000,000                   1.00%                         1.01%
                                  Over $1,000,000                             0.00%                         0.00%


CLASS B SHARES
BACK END SALES LOAD               If you  purchase  Class B shares,  you will not incur a sales charge at the time of purchase.
                                  However,  Class B shares are  subject to  ongoing  Rule 12b-1 fees of 1.00% of average  daily net assets.  This fee is broken  down into an ongoing  Rule 12b-1  distribution  fee of 0.75%
                                  of  average  net  assets  and an ongoing  shareholder  service  fee of 0.25% of  average  net assets.  Class B shares are subject to a CDSC if you redeem  them prior to the  seventh  year after  purchase.  At the  end of the  seventh  year  after  purchase,  Class  B  shares  will automatically  convert into Class A shares of the respective  Fund,  which are not subject to the Rule  12b-1  distribution  fee of  0.75%.  Automatic  conversion  of Class B shares  into
                                  Class A shares  will  occur at least  once a month on the  basis of the  relative  net  asset values of the shares of the two classes on the  conversion  date,  without the  imposition of any sales  load,  fee or other  charge.  Conversion  of Class B shares to Class A shares will not be deemed a purchase  or sale of shares for  federal  income  tax  purposes.  There is no
                                  CDSC  imposed  on Class B shares  purchased  through  reinvestment  of  dividends  and  other distributions  and such  shares will  convert  automatically  to Class A shares  based on the portion of purchased  shares that convert.  The minimum initial  investment in Class B shares is $500.

CLASS C SHARES
PAY AS YOU GO                     If you  purchase  Class C shares,  you do not incur a sales  charge at the time of  purchase.
                                  However,  Class C shares are  subject to  ongoing  Rule 12b-1 fees of 1.00% of average  daily net assets.  This fee is broken  down into an ongoing  Rule 12b-1  distribution  fee of 0.75%
                                  of  average  net  assets  and an ongoing  shareholder  service  fee of 0.25% of  average  net assets.  Class C shares  also are  subject  to a 1.00%  CDSC if you  redeem  them  within  12 months of  purchase.  Although  Class C shares  are  subject to a CDSC for only 12 months (as compared to six years of Class B), Class C shares have no  conversion  feature.  Accordingly, if you purchase Class C shares,  those shares will be subject to the 0.75%  distribution  fee and the  0.25%  shareholder  service  fee for as long as you own  your  Class C  shares.  The minimum initial investment in Class C shares is $500.

CDSC OR "CONTINGENT
DEFERRED SALES CHARGE"            You may be subject  to a CDSC upon  redemption  of your Class B and Class C shares  according to the following chart.

                                  o  CLASS B SHARES

                                  *********************************************************************************************
                                  AFBA 5STAR BALANCED FUND
                                  AFBA 5STAR LARGE CAP FUND
                                  AFBA 5STAR MID CAP FUND
                                  AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                                  AFBA 5STAR SMALL CAP FUND
                                  AFBA 5STAR USA GLOBAL FUND

                                                    YEARS AFTER             CDSC ON SHARES BEING
                                                      PURCHASE                    REDEEMED
                                            ---------------------------------------------------------
                                                      1st year                      4.75%
                                                      2nd year                      4.25%
                                                      3rd year                      3.25%
                                                      4th year                      2.25%
                                                      5th year                      2.25%
                                                      6th year                      1.25%
                                                      7th year                      0.50%
                                                 After the 7th year                 None


                                  *********************************************************************************************
                                  AFBA 5STAR HIGH YIELD FUND

                                                    YEARS AFTER             CDSC ON SHARES BEING
                                                      PURCHASE                    REDEEMED
                                            ---------------------------------------------------------
                                                      1st year                      4.00%
                                                      2nd year                      3.00%
                                                      3rd year                      3.00%
                                                      4th year                      2.00%
                                                      5th year                      2.00%
                                                      6th year                      2.00%
                                                      7th year                      1.00%
                                                 After the 7th year                 None

                                  Class B shares  will be  automatically  converted  to  Class A shares  at the end of the seventh year after purchase.

                                  o   CLASS C SHARES

                                  If you  redeem  Class C shares  within 12 months of  purchase,  you will be charged a CDSC of
                                  1.00%.  There  is no CDSC  imposed  on  Class  C  shares  acquired  through  reinvestment  of dividends or capital gains.

                                  The CDSC on redemptions  of all classes of shares is computed based on the original  purchase price  of  the  shares  being  redeemed,  net  of  reinvested  dividends  and  capital  gains distributions.  CDSC  calculations are based on the specific shares  involved,  not the value of the account.  To keep your CDSC as low as possible,  each time you place a request to sell shares,  we will first sell any shares in your  account  that are not  subject to a CDSC.  If there are not  enough of these  shares to meet your  request,  we will sell your  shares on a first-in,  first-out basis. Your financial  consultant or institution may elect to waive some or all of the payment, thereby reducing or eliminating the otherwise applicable CDSC.

SALES CHARGE REDUCTIONS
AND WAIVERS                       Reducing  Sales  Charges  on Your  Class A Shares.  There are  several  ways you can  combine multiple  purchases  of Class A shares  to take  advantage  of the  breakpoints  in the sales charge schedule.  These can be combined in any manner:

                                  o     Accumulation privilege - lets you add the value of any Class A shares you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges.

                                  o     Letter of intent - lets you purchase Class A shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the Statement of
                                        Additional Information for terms and conditions.

                                  To use these privileges, discuss your eligibility with your financial consultant.

                                  CDSC  Waivers.  In  general,  the CDSC may be  waived on  shares  you sell for the  following reasons:

                                  o     Payments through certain systematic retirement plans and other employee benefit plans



                                  o     Qualifying distributions from qualified retirement plans and other employee benefit plans

                                  o     Distributions from custodial accounts under section 403(b)(7) of the Internal Revenue Code as well as from Individual Retirement Accounts (IRAs) due to death, disability or attainment of age 70 1/2.

                                  o     Participation in certain fee-based programs

                                  To use any of these waivers, contact your financial consultant.


                                  Net Asset Value  Purchases.  Class A shares may be purchased at net asset value,  with only a minimum initial investment, to:


                                  o     Clients of financial consultants who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within
                                        60 days of the redemption and the exchange is effected through the same financial consultant. The Manager may pay a 20 basis point commission to the financial consultant upon such exchange;
                                  o     Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;
                                  o     Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;
                                  o     "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of Fund shares;
                                  o     Current or retired trustees, officers and employees of AFBA 5Star Fund, Inc., the distributor, the transfer agent, the adviser and its members, certain family members of the above persons, and trusts or plans primarily for such persons or their family members;
                                  o     Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor; and
                                  o     Such other persons as are determined by the adviser or distributor to have acquired shares under circumstances where a Fund has not incurred any sales expense.

********************************************************************************
HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------



                                  HOW TO BUY SHARES (see chart on page 40 for details)
                                  By phone, mail or wire
                                  Through Automatic Monthly Investments


                                  MINIMUM INITIAL INVESTMENT                                 CLASS A     CLASS B     CLASS C
                                                                                             -------     -------     -------
                                  Regular Account                                              $500        $500        $500
                                  Account With Automatic Monthly Investment Plan               $100        $100        $100
                                  IRA and Uniform Transfer (Gift) to Minors Accounts           $250        $250        $250

                                  MINIMUM ADDITIONAL INVESTMENT                              CLASS A     CLASS B     CLASS C
                                                                                             -------     -------     -------
                                  By Mail                                                      $100        $100        $100
                                  By Telephone (ACH)                                           $100        $100        $100
                                  By Wire                                                      $500        $500        $500
                                  Account With Automatic Monthly Investment Plan               $50         $50         $50

                                  MINIMUM ACCOUNT SIZE
                                  You must maintain a minimum account value equal to the current  minimum  initial  investment.
                                  If your account  falls below this amount due to  redemptions  (not market  action) we may ask you to  increase  the  account  to the  minimum.  If you do not bring the  account  up to the minimum  within 60 days after we contact  you,  we will close the account and send your money to you.




***********************************************************************************************************************************
HOW TO REDEEM SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                  You may withdraw from your account at any time in the following amounts:
                                  o        any amount for redemptions requested by mail, phone or telegraph
                                  o        $1,000 or more for redemptions wired to your account ($10 fee)
                                  o        $50 or more for redemptions by a systematic redemption plan (there may be a fee)
                                  o        $100 or more for redemptions by automatic monthly exchange to another Fund
                                  o        $100 or more via ACH; there is no fee but proceeds may take 4 days to reach your account

***********************************************************************************************************************************
SHAREHOLDER SERVICES
-----------------------------------------------------------------------------------------------------------------------------------


                                  The  following  services  are also  available  to  shareholders.  Please call your  financial consultant or the Funds at 1-800-243-9865 for more information.

                                  o        UNIFORM TRANSFERS (GIFTS) TO MINORS ACCOUNTS
                                  o        ACCOUNTS FOR CORPORATIONS OR PARTNERSHIPS
                                  o        SUB-ACCOUNTING SERVICES for Keogh, tax qualified retirement plans, and others
                                  o        PROTOTYPE RETIREMENT PLANS for the self-employed, partnerships and corporations
                                  o        TRADITIONAL IRA ACCOUNTS
                                  o        ROTH IRA ACCOUNTS
                                  o        COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS)
                                  o        SIMPLIFIED EMPLOYEE PENSIONS (SEPS)
                                  o        SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE PLAN)

***********************************************************************************************************************************
HOW SHARE PRICE IS DETERMINED
-----------------------------------------------------------------------------------------------------------------------------------

                                  Shares  of each Fund are  purchased  or  redeemed  at the net  asset  value  per  share  next calculated  after your  purchase  order and  payment or  redemption  order is received by the
                                  Fund. In the case of certain financial  institutions  that have made satisfactory  payment or redemption  arrangements  with the Funds,  orders may be processed at the net asset value per share next effective after receipt by that institution.

                                  The net  asset  value is  calculated  by  subtracting  from  each  Fund's  total  assets  any liabilities  and then dividing into this amount the total  outstanding  shares as of the date of the  calculation.  The net asset value per share is computed  once daily,  Monday  through
                                  Friday,  at 4:00 p.m.  (Eastern  Time) on days when the Funds are open for business (the same days that the New York Stock Exchange is open for trading).

                                  Equity securities owned by the Funds are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded.  Where the security is listed on more than one exchange, a Fund will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded.  If the last sale price is unavailable, the security is valued at the mean between the last bid and asked prices.  Debt securities held by a Fund for which market quotations are readily available are valued at the mean between the last bid and asked prices.  Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost.  If market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the
                                  Company's Pricing Committee under procedures adopted by the Company's Board of Directors.


***********************************************************************************************************************************
DISTRIBUTIONS AND TAXES
-----------------------------------------------------------------------------------------------------------------------------------

                                  The AFBA  5Star  Balanced  Fund pays  distributions  from net  investment  income  quarterly, usually  in April,  June,  September  and  December.  The AFBA  5Star  High  Yield  Fund pays distributions  from net investment income monthly.  The AFBA 5Star Large Cap Fund, AFBA 5Star
                                  Mid Cap Fund,  AFBA 5Star  Science &  Technology  Fund,  AFBA  5Star  Small Cap Fund and AFBA
                                  5Star USA Global Fund pay  distributions  from net investment income  semi-annually,  usually in  June  and  December.  Distributions  from  net  capital  gains  realized  on the  sale of securities  will be declared by the AFBA 5Star  Balanced Fund annually on or before  December
                                  31 and by the AFBA 5Star  High Yield  Fund,  AFBA  5Star  Large Cap Fund,  AFBA 5Star Mid Cap
                                  Fund,  AFBA 5Star  Science &  Technology  Fund,  AFBA 5Star Small Cap Fund and AFBA 5Star USA
                                  Global  Fund  semi-annually,  usually  in  June  and  December.  Your  distributions  will be reinvested  automatically  in  additional  shares of a Fund,  unless you have elected on your original  application,  or by written instructions filed with the Funds, to have them paid in cash.  We  automatically  reinvest  all  dividends  under  $10.00 in  additional  shares of a
                                  Fund.  There are no fees or sales charges on reinvestments.

                                  TAX  CONSIDERATIONS  - In general,  if you are a taxable  investor,  Fund  distributions  are taxable  to you as  either  ordinary  income  or  capital  gains.  This is true  whether  you reinvest your distributions in additional shares of a Fund or receive them in cash.

                                  For federal income tax purposes,  Fund  distributions of short-term capital gains are taxable to you as ordinary  income.  Fund  distributions  of long-term  capital  gains are taxable to you as long-term  capital  gains no matter how long you have owned your shares.  A portion of income  dividends  designated by certain Funds may be qualified  dividend income eligible for taxation by individual shareholders at long-term capital gain rates.

                                  When you sell  your  shares  of a Fund,  you may  realize  a  capital  gain or loss.  For tax purposes,  an exchange  of your Fund shares for shares of a different  AFBA 5Star Fund is the same as a sale.

                                  Fund  distributions  and gains from the sale or exchange of your shares generally are subject to state and local taxes.  Non-U.S.  investors may be subject to U.S.  withholding  or estate tax and are subject to special U.S. tax certification requirements.

                                  BACKUP  WITHHOLDING.  By law, a Fund must  withhold a portion of your  taxable  distributions and redemption proceeds unless you:
                                  o   provide your correct social security or taxpayer identification number,
                                  o   certify that this number is correct,
                                  o   certify that you are not subject to backup withholding, and
                                  o   certify that you are a U.S. person (including a U.S. resident alien).

                                  A Fund also must withhold if the IRS instructs it to do so.

                                  Every January,  you will receive a statement that shows the tax status of  distributions  you received for the previous  year.  Distributions  declared in December but paid in January are taxable as if they were paid in  December.  You should  consult  your tax  advisor  about the federal, state, local or foreign tax consequences of your investment in a Fund.



********************************************************************************************************************************
ADDITIONAL POLICIES ABOUT TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------------
                                  We cannot process  transaction  requests that are not completed properly as described in this section.  We may cancel or change our transaction  policies without notice.  To avoid delays, please call us if you have any questions about these policies.

                                  CUSTOMER  IDENTIFICATION  -The  Funds  seek  to  obtain  identification  information  for new accounts so that the identity of Fund investors can be verified  consistent  with  regulatory
                                  requirements.   The  Funds  may  limit  account   activity  until   investor   identification
                                  information  can be  verified.  If  the  Funds  are  unable  to  obtain  sufficient  investor identification  information  such that the Funds may form a reasonable  belief as to the true identity of an investor, the Funds may take further action including closing the account.

                                  PURCHASES  - We may  reject  orders  when  not  accompanied  by  payment  or when in the best interest of the Funds and their shareholders.

                                  REDEMPTIONS - We try to send proceeds as soon as  practical.  In any event,  we send proceeds by the third  business day after we receive a properly  completed  request.  We cannot accept requests  that contain  special  conditions  or effective  dates.  We may request  additional documentation to ensure that a request is genuine.  Under certain  circumstances,  we may pay you proceeds in the form of portfolio  securities  owned by the Fund being  redeemed.  If you receive  securities  instead of cash,  you will incur  brokerage  costs when  converting  the securities into cash, and will bear market exposure until such conversion.

                                  If you request a redemption  within 15 days of purchase,  we will delay sending your proceeds until we have  collected  unconditional  payment,  which may take up to 15 days from the date of purchase.  For your  protection,  if your account address has been changed within the last
                                  30 days,  your redemption  request must be in writing and signed by each account owner,  with signature  guarantees.  The right to redeem shares may be temporarily  suspended in emergency situations only as permitted under federal law.

                                  If you effect a redemption via wire transfer, you may be required to pay fees, including a
                                  $10 wire fee and other fees, that will be deducted directly from your redemption proceeds.
                                  If you request redemption checks to be sent via overnight mail, you may be required to pay a $10 fee that will be deducted directly from your redemption proceeds.

                                  TRANSACTIONS  THROUGH  BROKERS  OR AGENTS -  Investors  may be  charged a fee if they  effect transactions  in a Fund  through  a broker or  agent.  The  Company  has  authorized  certain brokers  to  receive  purchase  and  redemption  orders  on  its  behalf.  Such  brokers  are authorized to designate other  intermediaries  to receive  purchase and redemption  orders on the  Company's  behalf.  A Fund will be deemed to have received a purchase or redemption order  when an  authorized  broker,  or,  if  applicable,  a  broker's  authorized  designee, receives  the order.  Customer  orders  will be priced at a Fund's  net asset  value next computed  after  they  are  received  by an  authorized  broker  or the  broker's  authorized designee.

                                  MARKET  TIMERS  - The  Funds  may  refuse  to sell  shares  to  market  timers.  You  will be considered  a market timer if you (i) request a  redemption  of Fund shares  within two weeks of an earlier  purchase  request,  (ii) make  investments  of large  amounts of $1 million or more followed by a redemption  request in close  proximity to the purchase or (iii) otherwise seem to follow a timing  pattern.  Shares under common  ownership or control are combined for these purposes.


                                  INTERNET  ACCOUNT ACCESS - For your  convenience  the Funds offer Internet  Account Access so that you may  access  your  account  online,  24 hours a day,  7 days a week.  You may review your account  balance,  purchase or redeem Fund shares (online  redemptions are not available for IRA accounts),  or make exchanges  between  different AFBA 5Star Funds.  Please note that there is a  one-business  day  delay  in the  effective  date of  purchases  placed  over the
                                  Internet.

                                  To  register  for  Internet  Account  Access,  please  call the  Funds  (toll-free)  at (888)
                                  578-2733.  Shareholders  who have  registered  for this service may access  their  account by visiting the AFBA 5Star Funds' website at www.afbafunds.com.

                                  SIGNATURE  GUARANTEES - The Funds require a medallion  signature  guarantee on any redemption over $25,000 (but may require  additional  documentation or a medallion  signature  guarantee on any  redemption  request to help protect  against  fraud),  the  redemption  of corporate, partnership  or  fiduciary  accounts,  or for certain  types of transfer  requests or account registration  changes. A medallion  signature  guarantee may be obtained from a domestic bank or trust company,  broker, dealer,  clearing agency, savings association,  or other financial institution  which is  participating  in a medallion  program  recognized  by the  Securities
                                  Transfer  Association.  The three  recognized  medallion  programs  are  Securities  Transfer
                                  Agents  Medallion  Program  (STAMP),  Stock Exchanges  Medallion  Program (SEMP) and New York
                                  Stock Exchange,  Inc.  Medallion  Signature Program (NYSE MSP). A notarized  signature is not sufficient.  Please call (888) 578-2733 for information on obtaining a signature guarantee.

                                  CORPORATIONS,  TRUSTS AND OTHER ENTITIES - Additional  documentation is normally required for corporations,  fiduciaries  and  others  who  hold  shares  in a  representative  or  nominee capacity.  We  cannot  process  your  request  until  we  have  all  documents  in  the  form required.  Please call us first to avoid delays.


                                  EXCHANGES TO ANOTHER AFBA 5STAR FUND - You must meet the minimum  investment  requirement  of the AFBA 5Star Fund into which you are  exchanging.  The names and  registrations  on the two accounts  must be  identical.  Your shares must have been held in an open account for 15 days or more and we must have received good payment  before we will  exchange  shares.  You should review the prospectus of the Fund being purchased.  Call us for a free copy.


                                  TELEPHONE  SERVICES - During periods of increased  market  activity,  you may have difficulty reaching us by  telephone.  If this  happens,  contact us by mail.  We may refuse a telephone request  including a telephone  redemption  request.  We will use  reasonable  procedures  to confirm that  telephone  instructions  are genuine.  If such  procedures  are followed and we reasonably  believe the instructions are genuine,  the Funds are not liable for losses due to unauthorized  or fraudulent  instructions.  At our option,  we may limit the frequency or the amount  of  telephone  redemption  requests.  Neither  the Funds nor PFPC  Inc.,  the  Funds'
                                  transfer  agent,  assumes   responsibility  for  the  authenticity  of  telephone  redemption requests.


***********************************************************************************************************************************
DISTRIBUTION AND SERVICE ARRANGEMENTS
-----------------------------------------------------------------------------------------------------------------------------------
HOW CAN YOUR FINANCIAL            The distributor, PFPC Distributors, Inc., manages the Funds' distribution efforts and enters
CONSULTANT HELP YOU?              into agreements with financial consultants to sell Fund shares.

                                  Your financial consultant is familiar with the Funds and with KCM. He or she can answer any questions you may have now, or in the future, about how each Fund operates, which class of shares is most appropriate for you and how the KCM investment style works and has performed for other investors. Your financial consultant can be a valuable and knowledgeable resource.


RULE 12B-1 FEES:  12b-1 fees,     In connection with the exchange of shares by the client of a financial consultant from an
charged by some funds, are        unaffiliated investment company that has a comparable sales charge into one of the Funds, deducted from fund assets to pay  the Manager may pay the financial consultant additional compensation out of its own
for marketing and advertising     resources of up to 20 basis points of the net asset value of the shares exchanged.
expenses or, more commonly, to
compensate sales professionals
for selling fund shares.
                                  Each Fund has a distribution plan under Rule 12b-1 that allows the Fund to pay a fee to the distributor or others for facilitating the sale and distribution of its shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees indirectly will increase the cost of your investment and may cost you more than paying other types of sales charges.


                                  Rule 12b-1 permits a fund directly or indirectly to pay expenses associated with the distribution of its shares and the servicing of its shareholders in accordance with a plan adopted by the fund's board of directors. Pursuant to the Rule, the Board has adopted separate distribution plans for the Class B and Class C shares of each Fund. Under the Distribution Plans, the
                                  Funds will pay distribution fees to the distributor at a maximum annual rate of 0.75% of their aggregate average daily net assets attributable to Class B and Class C shares.

                                  Each Distribution Plan provides that the distributor may use the distribution fees received from a class of shares to pay for the distribution and shareholder servicing expenses of that class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the distributor or any other broker-dealer or financial institution that engages in the distribution of that class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that class; (ii) costs of printing and distributing prospectuses, Statements of Additional Information and reports of the Funds to prospective investors in that class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Funds and that class; and (iv) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable with respect to the distribution of that class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of, respectively, Class B and Class C shares as accrued.

                                  The distribution fees applicable to the Class B and Class C shares are designed to permit you to purchase Class B and Class C shares through broker-dealers without the assessment of a front-end sales charge.



SHAREHOLDER SERVICE FEES          The Board has also adopted a shareholder service plan pursuant to Rule 12b-1 authorizing the Funds to pay service providers an annual fee not exceeding 0.25% of a Fund's average daily net assets for Class A, Class B and Class C shares to compensate service providers who maintain a service relationship. Service activities provided under this plan include (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.



********************************************************************************
CONDUCTING BUSINESS WITH AFBA 5STAR FUND

BY PHONE                                    HOW TO OPEN AN ACCOUNT                     HOW TO ADD TO AN ACCOUNT
------------------------------------------- ------------------------------------------ ------------------------------------------
1-888-578-2733                              If you  already  have an account  with us  You may make  investments  ($100 minimum)
                                            and   you   have   authorized   telephone  by  telephone.  After  we  have  received
You must  authorize each type of telephone  exchanges,   you  may  call  to  open  an  your telephone  call, we will deduct from transaction  on your  account  application  account  in  another  AFBA  5Star Fund by  your  checking  account  the  cost of the or the  appropriate  form,  available from  exchange  ($500  minimum).  The names and  shares.
us. All  account  owners  must sign.  When  registrations  on the  accounts  must  be
you   call,   we  may   request   personal  identical.                                 Availability  of this  service is subject
identification and tape record the call.                                               to    approval    by   the    Funds   and
                                                                                       participating banks.

BY MAIL
------------------------------------------- ------------------------------------------ ------------------------------------------
Initial Purchases and all Redemptions:      Complete and sign the  application  which  Make your check  ($100  minimum)  payable
AFBA 5Star Fund, Inc.                       accompanies   this    Prospectus.    Your  to AFBA 5Star Fund,  Inc.  and mail it to
c/o PFPC Inc.                               initial  investment must meet the minimum  us. Always  identify your account  number
P.O. Box 9779                               investment   requirements.    Make   your  or include the  detachable  reminder stub
Providence, RI 02940                        check payable to AFBA 5Star Fund, Inc.     (from your confirmation statement).

Overnight Address for All Transactions:
AFBA 5Star Fund, Inc.
c/o PFPC Inc.
760 Moore Road
King of Prussia, PA  19406

Subsequent Purchases:
AFBA 5Star Fund, Inc.
c/o PFPC Inc.
P.O. Box 9779
Providence, RI 02940

BY WIRE
------------------------------------------- ------------------------------------------ ------------------------------------------
Boston Safe Deposit & Trust                 Call us first to get an  account  number.  Wire  share   purchases   ($500  minimum)
ABA #011001234                              We will require  information such as your  should  include the names of each account
Credit:  "Name of specific AFBA 5Star       Social      Security      or     Taxpayer  owner,  your account  number and the AFBA
Fund"                                       Identification  Number,  the amount being  5Star  Fund in which  you are  purchasing
DDA:  021458                                wired  ($500  minimum),  and the name and  shares.   You   should   notify   us   by
FBO:  "Shareholder name and new account     telephone  number  of  the  wiring  bank.  telephone  that  you  have  sent  a  wire
number"                                     Then tell  your bank to wire the  amount.  purchase  order to Boston Safe  Deposit &
                                            You must send us a completed  application  Trust.
                                            as  soon  as  possible  or  your  account
                                            registration   will be delayed.

THROUGH AUTOMATIC TRANSACTION PLANS
-------------------------------------------------------------------------------------- ------------------------------------------
You must  authorize each type of automatic  Not applicable.                            You  may  authorize   automatic   monthly
transaction  on your  account  application                                             investments  in a constant  dollar amount
or   complete   an   authorization   form,                                             ($50    minimum)   from   your   checking
available   from  us  upon  request.   All                                             account.  We  will  draft  your  checking
registered owners must sign.                                                           account  on the same  day  each  month in
                                                                                       the amount you authorize.


********************************************************************************

----------------------------------------------------------------- ------------------------------------------------------------
HOW TO SELL SHARES                                                HOW TO EXCHANGE SHARES
----------------------------------------------------------------- -------------------------------------------------------------
You may redeem shares by telephone  ($100,000  maximum) if, when  You  may  exchange  shares  ($100  minimum  or  the  initial
you  opened  your   account,   you   authorized   the  telephone  minimum  investment  requirement) for shares in another AFBA redemption  privilege.  If you  have  not  authorized  telephone  5Star Fund.  The shares being  exchanged must have been held redemptions  and wish to do so, please call  1-888-578-2733  for  in open account for 15 days or more.
instructions and the appropriate form.

----------------------------------------------------------------- -------------------------------------------------------------
In a letter,  include the genuine  signature of each  registered  In  a  letter,   include  the  genuine   signature  of  each
owner (exactly as  registered),  the name of each account owner,  registered  owner, the account number,  the number of shares the  account  number  and the  number of  shares  or the  dollar  or dollar  amount to be  exchanged  ($100  minimum)  and the amount to be redeemed.  Written redemption  requests for $25,000  name of the AFBA  5Star  Fund into which the amount is being or more require a medallion  signature  guarantee.  We will send  transferred.
redemption proceeds only to the address of record.


----------------------------------------------------------------- -------------------------------------------------------------
Redemption  proceeds  ($1,000  minimum)  may be  wired  to  your  Not applicable.
pre-designated  bank account. A $10 fee will be deducted.  If we receive your written request before 4:00 P.M.  (Eastern Time) we will  normally  wire funds the  following  business  day.  If we receive your written request after 4:00 P.M.  (Eastern Time), we will  normally wire funds on the second  business  day.  Contact your bank about the time of  receipt  and  availability.  If you request  redemption  checks to be sent via overnight  mail,  you may be required to pay a $10 fee that will be deducted  directly from your redemption proceeds.

----------------------------------------------------------------- -------------------------------------------------------------
Systematic Redemption Plan:                                       Monthly Exchanges:
You may specify a dollar  amount ($50  minimum) to be  withdrawn  You may authorize  monthly  exchanges from your account ($100 monthly or  quarterly  or have your  shares  redeemed  at a rate  minimum)  to another  AFBA  5Star  Fund.  Exchanges  will be calculated  to exhaust  the  account  at the end of a  specified  continued  until all shares have been exchanged or until you period.  A fee  of  $1.50  or  less  may  be  charged  for  each  terminate the service.
withdrawal.  You must own  shares in an open  account  valued at
$10,000  when you  first  authorize  the  systematic  redemption plan.  You may  cancel  or change  your plan or redeem  all your shares  at any  time.  We will  continue  withdrawals  until all your shares are  redeemed  or until you or the Fund  cancels the plan.

                             AFBA 5STAR FUND, INC.SM

                            AFBA 5Star Balanced Fund

                           AFBA 5Star High Yield Fund

                            AFBA 5Star Large Cap Fund

                             AFBA 5Star Mid Cap Fund

                      AFBA 5Star Science & Technology Fund

                            AFBA 5Star Small Cap Fund

                           AFBA 5Star USA Global Fund



ADDITIONAL INFORMATION

A Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds' annual and semi-annual reports to shareholders contain additional information about each Fund's investments. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Funds as shown below. You also may call the toll free number given below to request other information about the Funds and to make shareholder inquiries.

You may review and copy the SAI and other information about the Funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC. You can obtain information about the Public Reference Room by calling the Commission at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102.

AFBA
5STAR
FUND, INC.SM

AFBA 5STAR INVESTMENT MANAGEMENT COMPANY
909 N. Washington Street
Alexandria, Virginia 22314
1-800-243-9865
www.afbafunds.com

SHAREHOLDER INQUIRIES 1-888-578-2733                    Investment Company Act
                                                                   file number
A12-PROA03                                                            811-8035

                              AFBA 5STAR FUND, INC.

                                 Consisting of:

                            AFBA 5STAR BALANCED FUND

                           AFBA 5STAR HIGH YIELD FUND

                            AFBA 5STAR LARGE CAP FUND
                             AFBA 5STAR MID CAP FUND
                      AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                            AFBA 5STAR SMALL CAP FUND
                           AFBA 5STAR USA GLOBAL FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                               Dated July 31, 2003

         THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS BUT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR CLASS A, B, AND C SHARES AND THE PROSPECTUS FOR CLASS I SHARES EACH DATED JULY 31, 2003 (TOGETHER, THE "PROSPECTUSES"). THE AUDITED FINANCIAL STATEMENTS AND NOTES THERETO IN THE AFBA 5STAR FUND, INC. ANNUAL REPORT TO SHAREHOLDERS FOR THE FISCAL YEAR ENDED MARCH 31, 2003 ARE INCORPORATED INTO THIS SAI BY REFERENCE. TO OBTAIN A FREE COPY OF A PROSPECTUS OR ANY ANNUAL OR SEMI-ANNUAL REPORT TO SHAREHOLDERS, PLEASE CALL THE COMPANY TOLL-FREE AT 1-800-243-9865.

                                TABLE OF CONTENTS

                                                                                                       PAGE
                                                                                                       ----

Fund History.............................................................................................2
Information About the Funds' Investments and Risks.......................................................2
                     Classification......................................................................2
     Investment Strategies and Risks.....................................................................2
     Fundamental Investment Policies and Restrictions....................................................8
     Non-Fundamental Investment Policies and Restrictions...............................................10
     Portfolio Turnover.................................................................................11
Management of AFBA 5Star Fund, Inc......................................................................11
     Directors and Officers.............................................................................11
     Compensation.......................................................................................14
     Code of Ethics.....................................................................................15
     Proxy Voting Policies and Procedures...............................................................15
Control Persons and Principal Holders of Securities.....................................................16
Investment Advisory and Other Services..................................................................28
     Manager and Sub-Adviser............................................................................28
     Administration and Accounting Services.............................................................30
     Additional Service Providers.......................................................................30
     Prior Distributor, Administrator, Accounting Agent and Transfer Agent..............................30
Distribution of Shares and Rule 12b-1 Plan..............................................................31
Brokerage Allocation and Other Practices................................................................33
Capital Stock and Other Securities......................................................................34
Purchasing and Selling Shares...........................................................................35
     Purchases..........................................................................................35
     Sales (Redemptions)................................................................................35
     Additional Purchase and Redemption Policies .......................................................36
     How Share Price Is Determined......................................................................37
Distributions and Taxes.................................................................................38
Performance Measures....................................................................................39
Financial Statements....................................................................................45
Appendix-Description of Ratings........................................................................A-1


                                  FUND HISTORY


AFBA 5Star Fund, Inc. (the "Company") was organized as a Maryland corporation on January 9, 1997, and is currently operating seven separate investment portfolios: the AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund (each, a "Fund" and together the "Funds").


               INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISKS

CLASSIFICATION: The Company is classified and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is classified as diversified under the 1940 Act. These classifications mean that the assets of the Funds are invested in a diversified portfolio of investments and the Funds operate as mutual funds, allowing shareholders to buy and sell shares at any time (as described in the Prospectuses).


INVESTMENT STRATEGIES AND RISKS. The following supplements the information contained in the Prospectuses concerning the investment objectives and policies of the Funds. The investment objectives of the AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund and the objectives and policies of the AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund and AFBA 5Star USA Global Fund, as described in the Prospectuses and this SAI, are fundamental and may not be changed without approval of a majority of the particular Fund's outstanding shares. The investment objective of the AFBA 5Star Mid Cap Fund and unless otherwise stated, the policies of the AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund, as described in the Prospectuses and this SAI, are non-fundamental and may be changed by the Board of Directors without shareholder approval.

AFBA 5STAR BALANCED FUND - seeks both long-term capital growth and high current income. Long-term capital growth is intended to be achieved primarily by the Fund's investment in common stocks and secondarily by the Fund's investment in convertible bonds and convertible preferred stocks. High current income is intended to be achieved by the Fund's investment in corporate bonds, government bonds, mortgage-backed securities, convertible bonds, preferred stocks and convertible preferred stocks, with an emphasis on lower-rated bonds.

It is expected that the majority of common stocks in the Fund's portfolio will be those of companies with capitalizations in excess of $1.5 billion at the time of purchase. Most, if not all, of the companies in which the Fund will invest are listed on the New York Stock Exchange. It is not the sub-adviser's intention to make wide use of Nasdaq-traded, smaller capitalization common stocks (capitalizations of less than $1.5 billion). The Fund may invest up to 75% of its assets in corporate bonds, convertible bonds, preferred stocks and convertible preferred stocks. The Fund's sub-adviser expects that generally these securities may be rated below investment grade or its equivalent by the major credit rating agencies.

The Fund will not invest in securities that, at the time of initial investment, are rated less than B by Moody's Investors Service Inc. ("Moody's) or Standard & Poor's Corporation ("S&P"). Securities that are subsequently downgraded in quality below B may continue to be held by the Fund, and will be sold only at the Fund sub-adviser's discretion. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Fund's sub-adviser, at least equivalent to a B rating by Moody's or S&P. Securities rated less than Baa by Moody's or BBB by S&P are classified as non-investment grade securities. Such securities carry a high degree of risk and are considered speculative by the major credit rating agencies. (See "High Yielding Debt Securities.")

AFBA 5STAR HIGH YIELD FUND - primarily seeks a high level of current income and secondarily, capital growth. The Fund invests primarily in a diversified portfolio of high-yielding fixed income securities. High current income is intended to be achieved by the Fund's investment in fixed income securities, without restriction, such as corporate bonds, government bonds, convertible bonds, preferred stocks and convertible preferred stocks. The Fund may not invest in foreign government bonds. Capital growth is intended to be achieved by the appreciation of fixed income and equity investments held by the Fund. It is expected that a minimum of 80% of the Fund's net assets will always be invested in fixed income securities and that a maximum of 10% of its net assets will be invested in equity securities.

The Fund may invest up to 100% of its assets in fixed income securities, including without limitation, corporate bonds, convertible bonds, preferred stocks and convertible preferred stocks. These securities may be rated below investment grade by the major rating agencies or, if unrated are, in the opinion of the sub-adviser, of similar quality. Securities rated Baa and below by Moody's or BBB and below by S&P are commonly known as "junk bonds" and are considered to be high risk (see "High Yielding Debt Securities"). Yields on such bonds will fluctuate over time, and achievement of the Fund's investment objective may be more dependent on the Fund's own credit analysis than is the case for higher rated bonds. Up to 20% of the Fund's assets may be invested in debt securities which are rated less than B at the time of purchase or if unrated are, in the opinion of the sub-adviser, of similar quality. Securities rated B or higher at the time of purchase, which are subsequently downgraded, will not be subject to this limitation. The lowest rated security that may be held by the Fund is D, or that of defaulted securities. The Fund will not purchase obligations that are in default, but may hold portfolio securities that go into default subsequent to acquisition by the Fund.

The proportion of the Fund invested in each type of security is expected to change over time in accordance with the sub-adviser's interpretation of economic conditions and underlying security values. The Fund's flexible investment policy allows it to invest in securities with varying maturities; however, it is anticipated that the average maturity of securities acquired by the Fund will not exceed 15 years. The average maturity of the Fund will be generally ten years or less.

Sometimes the Fund's sub-adviser may believe that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions. To achieve a defensive posture, the sub-adviser may take any one or more of the following steps with respect to assets in the Fund's portfolio: (1) shortening the average maturity of the Fund's debt portfolio; (2) holding cash or cash equivalents; and (3) emphasizing high-grade debt securities. Use of a defensive posture by the Fund's sub-adviser may involve a reduction in the yield on the Fund's portfolio.

AFBA 5STAR LARGE CAP FUND - seeks long-term capital growth by investing primarily in common stocks. Realization of dividend income is a secondary consideration. The Fund will normally invest in a broad array of common stocks, in terms of companies and industries. It is expected that the Fund will invest at least 80% of its net assets in large capitalization or "large cap" companies, most of which, if not all, are listed on the New York Stock Exchange. The Fund considers a company to be a large cap company if it has a market capitalization of $10 billion or greater at the time of purchase. The Fund changed its name from the AFBA 5Star Equity Fund to AFBA 5Star Large Cap Fund effective July 31, 2002.

AFBA 5STAR MID CAP FUND - seeks long-term capital growth by investing at least 80% of its net assets in common stocks and other equity securities (including convertibles and warrants) of mid capitalization companies. The Fund considers a company to be a mid capitalization company if it has a market capitalization between $1.5 billion and $10 billion at the time of purchase. The Fund will normally invest in a broad array of securities, which are diversified in terms of companies and industries. Investments in common stocks in general are subject to market, economic and business risks that will cause their prices to fluctuate over time. Investment in mid capitalization company securities may involve greater price volatility than securities of larger, more established companies.

AFBA 5STAR SCIENCE & TECHNOLOGY FUND - seeks long-term capital growth by investing at least 80% of its net assets in the equity securities of companies expected to benefit from the development, advancement, and use of science and technology. The Fund's principal investment strategy is to select stocks that the Fund's sub-adviser believes have prospects for above average earnings based on intensive fundamental research. Holdings can range from a significant amount in small companies developing new technologies to blue chip firms with established track records of developing and marketing technology. Investments may also include companies that the sub-adviser believes are likely to benefit from technological advances even if those companies are not directly involved in the specific research and development. Some of the industries likely to be included in the Fund are: electronics (including hardware, software and components); communications; E-commerce; information; media; life sciences and healthcare; environmental services; chemicals and synthetic materials; and defense and aerospace.

AFBA 5STAR SMALL CAP FUND - seeks long-term capital growth by investing at least 80% of its net assets in equity securities of small capitalization companies or "small cap" companies. The Fund considers a company to be a small capitalization company if it has a market capitalization of up to $2 billion at the time of purchase, or issuers whose individual market capitalization would place them, at the time of purchase, in the lowest 20% total market capitalization of companies that have equity securities listed on a U.S. national securities exchange or trading on the NASDAQ system. Based on current market conditions, the current target is issuers with individual market capitalizations of $2 billion or less. Equity securities include common stocks, preferred stocks and securities convertible into common stock or preferred stock. The AFBA 5Star Small Cap Fund will normally invest in a broad array of securities, diversified in terms of companies and industries.

AFBA 5STAR USA GLOBAL FUND - seeks capital growth by investing at least 80% of its net assets in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from international operations; measured as of the preceding four completed quarters of business or the respective company's most recently completed fiscal year. The international operations of these U.S. based companies will provide investors with exposure to at least three foreign countries. The Fund will invest in common stocks considered by the sub-adviser to have above average potential for appreciation; income is a secondary consideration. Under normal circumstances, the Fund will invest a majority of its assets in common stocks listed on the New York Stock Exchange.


INVESTMENTS

ADRS. The AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund may gain international exposure through investing in American Depositary Receipts (ADRs). ADRs, which are issued by domestic banks, are publicly traded in the United States and represent ownership in underlying foreign securities.


Up to 25% of the total assets of the AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star Small Cap Fund may be invested in ADRs. However, under normal circumstances these Funds do not intend to invest the total authorized amount. The AFBA 5Star Science & Technology Fund does not intend to invest more than 5% in ADRs, nor do the Funds intend to invest directly in foreign securities or foreign currencies. Most ADRs are traded on a U.S. stock exchange and can be sponsored or unsponsored. Also, unsponsored ADRs tend to have a less liquid trading market than sponsored ADRs. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of such facility. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. Also, unsponsored ADRs tend to have a less liquid trading market than sponsored ADRs.


ADRs do not involve the same direct currency and liquidity risks as securities denominated in foreign currency. However, their value will generally be affected by currency fluctuations that alter the value of the security underlying the ADRs with respect to the U.S. dollar. Also, investing in foreign companies, even through ADRs, may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and the new euro currency), country risks (political, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets) different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.


ASSET-BACKED SECURITIES. The AFBA 5Star High Yield Fund and AFBA 5Star Science & Technology Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short maturity loans such as automobile receivables, credit card receivables, and other types of receivables or assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

CASH MANAGEMENT. For purposes including, but not limited to, meeting redemptions and unanticipated expenses, the Funds may invest a portion of their assets in cash or high-quality, short-term debt obligations readily changeable into cash. Such high-quality, short-term obligations include: money market securities, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by government securities. Investments in commercial paper are restricted to companies in the top two short-term rating categories by Moody's and S&P. In addition, the Funds may invest up to 100% of their respective assets in such securities for temporary, emergency purposes.

CONVERTIBLE SECURITIES. The AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star Small Cap Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Fund upon conversion of a convertible security will generally be held for so long as the sub-adviser anticipates such stock will provide the Fund with opportunities that are consistent with the Fund's investment objective and policies.

COVERED CALL OPTIONS. Each Fund is authorized to write (i.e. sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.

Up to 25% of a Fund's total assets may be subject to covered call options. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out a Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Upon the termination of a Fund's obligation under a covered call option other than through exercise of the option, the Fund will realize a short-term capital gain or loss. Any gain realized by a Fund from the exercise of an option will be short- or long-term depending on the period for which the stock was held. The writing of covered call options creates a straddle that is potentially subject to the straddle rules, which may override some of the foregoing rules and result in a deferral of some losses for tax purposes.

DEBT SECURITIES. In addition to investing for cash management purposes, the AFBA 5Star Mid Cap Fund may invest in debt securities on an intermittent basis and the AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund invest in debt securities under normal conditions. A debt security represents a loan of money by the purchaser of the securities to the issuer. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain period of time. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividends to holders of its equity securities. Bonds, notes, debentures and commercial paper are types of debt securities. Each of these differs in the length of the issuer's payment schedule, with commercial paper having the shortest payment schedule.

Debt securities are also subject to the risks described under "Cash Management" above. Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk. The AFBA 5Star Mid Cap Fund may buy debt securities that are rated A or higher by Moody's or S&P or unrated debt that is determined by the sub-adviser to be of comparable quality. The debt investments of the AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund are described more in the section "High Yielding Securities."


EQUITY SECURITIES. Each of the Funds will invest in equity securities. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities.

HIGH YIELDING SECURITIES. The AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund invest in high-yielding, high-risk debt securities (so-called "junk bonds"). These lower rated bonds involve a higher degree of credit risk, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. More careful analysis of the financial condition of each issuer of lower grade securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress, which would adversely affect their ability to meet their principal and interest payment obligations, to reach projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or, in the case of corporate issuers, individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in higher volatility of prices of these securities. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Therefore, past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower-rated securities also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be adversely affected by adverse economic conditions. Adverse publicity and investor perceptions, as well as new or proposed laws, may also have a negative impact on the market for high-yield/high-risk bonds.

Credit quality of lower-rated securities can change suddenly and unexpectedly and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield/high-risk security. For these reasons, it is the Funds' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the investment adviser's own independent and ongoing review of credit quality. As a mutual fund investing in fixed income securities, each of the Funds is subject primarily to interest rate, income and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. When interest rates rise, bond prices generally fall. Conversely, when interest rates fall, bond prices generally rise. The change in price depends on several factors, including the bond's maturity date. In general, bonds with longer maturities are more sensitive to interest rate changes than bonds with shorter maturities.

The Funds are also subject to income risk, which is the potential for a decline in the respective Fund's income due to falling market interest rates. In addition to interest rate and income risks, each Fund is subject to credit risk as defined above. The credit risk of a Fund depends on the quality of its investments. Reflecting their higher risks, lower-quality bonds generally offer higher yields (all other factors being equal).

ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include generally, among other things, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws. A Fund's illiquid investments may include privately placed securities that are not registered for sale under the Securities Act of 1933, as amended (the "1933 Act").


The Funds may also, when consistent with their investment objectives and policies, purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). These securities will not be considered illiquid so long as the sub-adviser determines, under guidelines approved by the Board of Directors, that an adequate trading market exists. The practice of investing in Rule 144A securities could increase the level of a Fund's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

MONEY MARKET SECURITIES. Investments by the Funds in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories of Moody's and S&P.

REPURCHASE AGREEMENTS. The Funds may invest in issues of the United States Treasury or a United States government agency in the form of repurchase agreements. A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the respective Fund.

The Funds will enter into repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Company. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 15% of the net assets of a Fund.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss when the securities are sold. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying securities. While the Funds' adviser acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

SMALL CAPITALIZATION SECURITIES. Investments in common stocks in general are subject to market, economic and business risks that will cause their prices to fluctuate over time. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and therefore investments in smaller company securities may involve greater price volatility than investments in securities of larger, more established companies. The AFBA 5Star Small Cap Fund will primarily invest in the equity securities of such smaller companies. The AFBA 5Star Balanced Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star Science & Technology Fund may occasionally invest in equity securities of such smaller companies. Therefore investments in these Funds may be more suitable for long-term investors who can bear the risk of these fluctuations.

LARGE CAPITALIZATION SECURITIES. Investment in larger capitalization company securities involve certain risks because larger companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The AFBA 5Star Large Cap Fund and AFBA 5Star USA Global Fund will primarily invest in the equity securities of large capitalization companies. The AFBA 5Star Balanced Fund and AFBA 5Star Mid Cap Fund may occasionally invest in equity securities of such larger companies.

MID-CAPITALIZATION SECURITIES. Generally, mid-capitalization companies may have more potential for growth than larger companies. Investing in mid-capitalization companies, however, may involve greater risks than investing in larger companies. Mid-capitalization companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and, therefore, their securities may be more volatile than the securities of larger, more established companies. Medium-sized company stocks may be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a medium-sized company's stock, it may have to sell at a lower price than the adviser might prefer, or it may have to sell in smaller than desired quantities over a period of time. The AFBA 5Star Mid Cap Fund will primarily invest in the equity securities of mid-capitalization companies. The AFBA 5Star Balanced Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund, and AFBA 5Star USA Global Fund will occasionally invest in equity securities of such mid-capitalization companies.

WARRANTS. The AFBA 5Star Mid Cap Fund and AFBA 5Star Science and Technology Fund may invest in warrants. Warrants are purely speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security, which security may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

MORTGAGE-BACKED SECURITIES. The AFBA 5Star Balanced Fund may invest in mortgage-backed securities. Mortgage-backed securities represent an ownership interest in a pool of mortgage loans originated by mortgage bankers, commercial bankers, savings and loan associations, savings banks and credit unions to finance purchases of homes, commercial buildings or other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments.

The market value of mortgage securities will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. While having less risk of a decline in value during periods of rapidly rising rates, mortgage securities may also have less potential for capital appreciation than other debt securities of comparable maturities as interest rates decline, due to the increased likelihood of mortgage prepayments. An unexpected rise in interest rates could extend the average life of a mortgage security because of a lower than expected level of prepayments, potentially reducing the security's value and increasing its volatility. In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS. The following fundamental policies have been adopted by the Funds. These policies cannot be changed for a Fund without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained, such explanations are not part of the fundamental restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

The AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund and AFBA 5Star USA Global Fund will not:

(1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holding of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;

(2) engage in the purchase or sale of real estate (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein), commodities (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions in securities secured by physical commodities) or futures contracts;

(3) underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act);

(4) make loans to any of its officers, Directors or employees, or to its manager, general distributor or officers or Directors thereof;

(5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan);

(6) invest in companies for the purpose of exercising control of management;

(7) purchase securities on margin, or sell securities short, except that the Fund may write covered call options;

(8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation;

(9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, local governments, corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations;

(10) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or Directors, its manager or underwriter, or their officers or Directors, or any organization in which such persons have a financial interest;

(11) borrow or pledge its assets under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of the 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1;

(12)     make itself or its assets liable for the indebtedness of others;

(13) invest in securities which are assessable or involve unlimited liability;

(14) purchase any securities which would cause 25% or more of the assets of the Fund at the time of purchase to be invested in any one industry. In applying this restriction, it is a matter of non-fundamental policy that investment in certain categories of companies will not be considered to be investments in a particular industry. For example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;
         (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry;
         (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; or

(15) issue senior securities, except as the 1940 Act or any rule thereunder may permit.


The AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund will not:


(1) borrow money or issue senior securities, except as the 1940 Act or any rule thereunder may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect changes in the 1940 Act or any rule thereunder. A Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowing exceeds 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets. The effect of this provision is to allow the Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing);

(2) underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act;

(3) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein; or investing in securities that are secured by real estate or interests therein;

(4) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities;

(5) make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to brokers/dealers or institutional investors.

(6) change its classification from diversified as defined under the 1940 Act to non-diversified. Under the 1940 Act, diversified generally means that the Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities issued by investment companies, or purchase more than 10% of the voting securities of any one issuer.

In addition, the AFBA 5Star Mid Cap Fund will not:

(7) Make investments that will result in the concentration, as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof, of its investments in the securities of issuers primarily engaged in the same industry. The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. This restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. Concentration will be examined by looking at each company's particular niche and not its general industry. In particular, technology companies will be divided according to their products and services; for example, hardware, software, information services and outsourcing, telecommunications will each be a separate industry. Furthermore, financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; asset-backed securities will be classified according to the underlying assets securing such securities; and, utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

NON-FUNDAMENTAL POLICIES AND RESTRICTIONS FOR THE AFBA 5STAR MID CAP FUND, AFBA 5STAR SCIENCE & TECHNOLOGY FUND AND AFBA 5STAR SMALL CAP FUND:


In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, the AFBA 5Star Mid Cap, AFBA 5Star Science & Technology and AFBA 5Star Small Cap Funds are subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.


(1) Other Investment Companies. Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, a Fund may not operate as a fund of funds which invests primarily in the shares of other investment companies as permitted by
         Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, the Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies.


(2) Each Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment; and

(3) Each Fund may not borrow for the purpose of leveraging its investments. In this regard, a Fund will not purchase portfolio securities when borrowings exceed 5% of its total assets.

(4) In addition, the AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund will not: Make investments that will result in the concentration, as that term may be defined in the 1940 Act, any rule or order thereunder, SEC staff interpretation thereof, of its investments in the securities of issuers primarily engaged in the same industry. The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. This restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. Concentration will be examined by looking at each company's particular niche and not its general industry. In particular, technology companies will be divided according to their products and services; for example, hardware, software, information services and outsourcing, telecommunications will each be a separate industry. Furthermore, financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; asset-backed securities will be classified according to the underlying assets securing such securities; and, utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

PORTFOLIO TURNOVER. Annual portfolio turnover ratios for time periods indicated are as follows:


                                      Fiscal Year Ended     Fiscal Year Ended
Name of Fund                            March 31, 2002        March 31, 2003
------------                            --------------        --------------
AFBA 5Star Balanced Fund                      17%                   33%
AFBA 5Star High Yield Fund                    34%                   36%
AFBA 5Star Large Cap Fund                     11%                   13%
AFBA 5Star Mid Cap Fund                       N/A                   11%*
AFBA 5Star Science & Technology Fund           5%                   19%
AFBA 5Star Small Cap Fund                      0%                   26%
AFBA 5Star USA Global Fund                    13%                   11%

* For the period from May 1, 2002 through March 31, 2003.



                       MANAGEMENT OF AFBA 5STAR FUND, INC.


DIRECTORS AND OFFICERS. The Funds are managed by AFBA 5Star Investment Management Company (the "Manager") subject to the supervision and control of the Board of Directors of the Company. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Company. The following table lists the officers and Directors of the Company, their birth dates, position, term of office and principal occupation. The address of each person listed below is 909 North Washington Street, Alexandria, Virginia 22314.

                                                                                          NUMBER OF
                                                                                        FUNDS IN FUND        OTHER
                                 POSITION(S)     TERM OF OFFICE        PRINCIPAL           COMPLEX       TRUSTEESHIPS/
                               HELD WITH THE     AND LENGTH OF       OCCUPATION(S)       OVERSEEN BY     DIRECTORSHIPS
NAME, BIRTHDATE                    COMPANY        TIME SERVED     DURING PAST 5 YEARS     DIRECTOR      HELD BY DIRECTOR
---------------                    -------        -----------     -------------------     --------      ----------------
DISINTERESTED DIRECTORS
-----------------------
GENERAL MONROE W. HATCH,           Director      Director since   Consultant to Industry      7            Trustee,
JR., USAF (RET.)                                 January 1997.                                             ANSER
 (11/20/03)                                      Shall serve as                                            Corporation
                                                 Director until                                            (non-profit
                                                 his                                                       research
                                                 resignation,                                              institute);
                                                 or until                                                  Trustee,
                                                 terminated or                                             College of
                                                 until his                                                 Aeronautics;
                                                 successor is                                              President,
                                                 elected and                                               Armed Forces
                                                 qualified.                                                Retirement
                                                                                                           Residents
                                                                                                           Foundation
                                                                                                           (non-profit
                                                                                                           retirement
                                                                                                           home)
-----------------------------------------------------------------------------------------------------------------------------

GENERAL LOUIS C. WAGNER,           Director      Director since   Private  Consultant         7                 N/A
JR., USAF (RET.)                                 January 1997.
(01/24/32)                                       Shall serve as
                                                 Director until
                                                 his resignation,
                                                 or until terminated
                                                 or until his
                                                 successor is
                                                 elected and
                                                 qualified.
-----------------------------------------------------------------------------------------------------------------------------
LIEUTENANT GENERAL JOHN S.         Director      Director since   Vice President, DynCorp.    7            Director,
FAIRFIELD, USAF (RET.)                           May 2002.        (federal government                      National
(05/02/41)                                       Shall serve as   services); formerly                      Defense
                                                 Director until   Director, Quintek                        Industrial
                                                 his              (reprographics imaging)                  Assoc.;
                                                 resignation,                                              Trustee,
                                                 or until                                                  Falcon
                                                 terminated or                                             Foundation(private
                                                 until his                                                 non-profit
                                                 successor is                                              scholarship
                                                 elected and                                               foundation)
                                                 qualified.
-----------------------------------------------------------------------------------------------------------------------------
BRIGADIER GENERAL HENRY J.        Director      Director since    Retired since               7               N/A
SECHLER, USAF (RET.)                            January 1997.     1997; formerly,
(07/23/32)                                      Shall serve as    Vice President,
                                                Director until    General Dynamics
                                                his               Corp. (defense
                                                resignation, or   contractor)
                                                until
                                                terminated or
                                                until his
                                                successor is
                                                elected and
                                                qualified.
-----------------------------------------------------------------------------------------------------------------------------



INTERESTED DIRECTORS

-----------------------------------------------------------------------------------------------------------------------------
*LIEUTENANT GENERAL C.C.        Chairman and    Chairman and      President and               7               N/A
BLANTON, USAF (Ret.)              Director      Director since    Chief Executive
(04/15/30)                                      January 1997.     Officer, Armed
                                                Shall serve as    Forces Benefit
                                                Chairman and      Association;
                                                Director, until   Chairman, 5Star
                                                his resignation   Financial Company,
                                                or termination    5Star Bank; 5Star
                                                or until his      Life Insurance
                                                successor is      Company; and AFBA
                                                elected and       5Star Investment
                                                qualified.        Management Company.

-----------------------------------------------------------------------------------------------------------------------------
*JOHN A. JOHNSON                President and   President and     President, Chief            7               N/A
(10/09/36)                        Director      Director since    Executive Officer,
                                                January 1997.     Director, 5Star
                                                Shall serve as    Financial Company;
                                                President and     President, Chief
                                                Director until    Executive Officer,
                                                his resignation   Director, AFBA
                                                or termination    5Star Investment
                                                or until his      Management Company
                                                successor is      and AFBA 5Star
                                                elected and       Securities
                                                qualified.        Company.
                                                                  Formerly,
                                                                  President and
                                                                  Chief Executive
                                                                  Officer, 5Star
                                                                  Life Insurance
                                                                  Company.

-----------------------------------------------------------------------------------------------------------------------------
*JOHN C. KORNITZER                Director      Director since    President,                  7               N/A
(08/21/45)                                      January 1997.     Kornitzer Capital
                                                Shall serve as    Management, Inc.
                                                Director until    (sub-adviser to
                                                his               the Funds);
                                                resignation or    formerly, Vice
                                                termination or    President of
                                                until his         Investments,
                                                successor is      Employers
                                                elected and       Reinsurance Corp.
                                                qualified.

-----------------------------------------------------------------------------------------------------------------------------
OFFICER(S) WHO ARE NOT DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------
KIMBERLEY E. WOODING               CFO and      CFO since         Executive Vice       N/A                    N/A
(05/16/68)                        Treasurer     December 2000.    President and
                                                Treasurer since   Chief Financial
                                                November 1999.    Officer, AFBA
                                                Shall serve as    5Star Life
                                                CFO and           Insurance Company
                                                Treasurer at      and AFBA 5Star
                                                the pleasure of   Investment
                                                the Board or      Management
                                                until her         Company; formerly,
                                                resignation or    Vice President and
                                                termination or    Controller, AFBA
                                                until her         5Star Life
                                                successor is      Insurance Company
                                                elected and       and AFBA 5Star
                                                qualified.        Investment
                                                                  Management
                                                                  Company; Financial/
                                                                  Operations
                                                                  Principal and
                                                                  Chief Financial
                                                                  Officer, AFBA 5
                                                                  Star Securities
                                                                  Company
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
ANDREW J. WELLE                Vice President   Vice President    Vice President of          N/A              N/A
(10/28/66)                                      since December    AFBA 5Star
                                                2000. Shall       Securities
                                                serve as Vice     Company.  Director
                                                President at      for Distribution,
                                                the pleasure of   AFBA 5Star
                                                the Board or      Investment
                                                until his         Management Company.
                                                resignation or
                                                termination or
                                                until his
                                                successor is
                                                elected or
                                                qualified.
-----------------------------------------------------------------------------------------------------------------------------
LORRAINE J. LENNON             Vice President   Vice President    Vice President of          N/A              N/A
(01/26/61)                       Compliance     since December    Compliance, 5Star
                                                2000. Shall       Life Insurance
                                                serve as          Company, AFBA
                                                Vice-President    5Star Investment
                                                of Compliance     Management Company
                                                at the pleasure   and AFBA 5Star
                                                of the Board or   Securities Company.
                                                until her
                                                resignation or
                                                termination or
                                                until her
                                                successor is
                                                elected and
                                                qualified.
-----------------------------------------------------------------------------------------------------------------------------
JEFFREY C. SANDEFUR               Assistant     Assistant         Sr. Vice                   N/A              N/A
(11/20/44)                        Secretary     Secretary since   President,
                                                April 1999.       Marketing, 5Star
                                                Shall serve as    Financial Company,
                                                Assistant         5Star Bank and
                                                Secretary at      5Star Life
                                                the pleasure of   Insurance Company.
                                                the Board or
                                                until his
                                                resignation or
                                                termination or
                                                until his
                                                successor is
                                                elected and
                                                qualified.
-----------------------------------------------------------------------------------------------------------------------------
JOHN R. MOORMAN                Assistant Vice   Assistant Vice    Distribution               N/A              N/A
(02/26/70)                        President     President since   Manager, AFBA
                                                December 2000.    5Star Investment
                                                Shall serve as    Management Company.
                                                Assistant
                                                Vice-President
                                                at the pleasure
                                                of the Board or
                                                until his
                                                resignation or
                                                termination or
                                                until his
                                                successor is
                                                elected and
                                                qualified.
-----------------------------------------------------------------------------------------------------------------------------


* Lieutenant General C. C. Blanton, USAF (Ret.) is considered an interested person of the Company under the federal securities laws due to his positions as an officer and/or chairman of AFBA 5Star Investment Management Company, the Manager of the Funds and other AFBA 5Star entities. John A. Johnson's status as an interested person results from his positions as an officer and/or director of AFBA 5Star Investment Management Company and other AFBA 5Star entities. John Kornitzer is considered an interested person due to his position as president and major shareholder of Kornitzer Capital Management, Inc., sub-adviser to the Funds.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Director in each Fund of the Company and in all registered investment companies overseen by the Director within the Company's family of investment companies, as of December 31, 2002.

                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
                                    DOLLAR RANGE OF EQUITY SECURITIES               DIRECTOR WITHIN THE FAMILY OF
NAME OF DIRECTOR                         IN EACH AFBA 5STAR FUND                        INVESTMENT COMPANIES
----------------                         -----------------------                        --------------------


INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------

Lieutenant General C.C.                $1-$10,000 in Balanced Fund
Blanton                                $1-$10,000 in High Yield Fund
                                       $1-$10,000 in Large Cap Fund
                                       $10,001-$50,000 in USA Global Fund                 $10,001-$50,000

John A. Johnson                        $10,001-$50,000 in Balanced Fund
                                       $10,001-$50,000 in High Yield Fund
                                       $10,001-$50,000 in Large Cap Fund
                                       $10,001-$50,000 in Mid Cap Fund
                                       $10,001-$50,000 in Science & Technology Fund
                                       $10,001-$50,000 in Small Cap Fund
                                       $10,001-$50,000 in USA Global                        Over $100,000

John C. Kornitzer                      $10,001-$50,000 in Balanced Fund
                                       $10,001-$50,000 in High Yield Fund
                                       $10,001-$50,000 in Large Cap Fund
                                       $10,001-$50,000 in USA Global Fund                   Over $100,000

DISINTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------

General Monroe W. Hatch                $1-$10,000 in Large Cap Fund
                                       $1-$10,000 in USA Global Fund                      $10,001-$50,000

General Louis C. Wagner,               $1-$10,000 in Large Cap Fund
Jr.                                    $1-$10,000 in Science & Technology Fund
                                       $1-$10,000 in Small Cap Fund
                                       $1-$10,000 in USA Global Fund                      $10,001-$50,000

Lieutenant General John                $1-$10,000 in Balanced Fund
S. Fairfield                           $1-$10,000 in Large Cap Fund
                                       $1-$10,000 in Science & Technology Fund            $10,001-$50,000

Brigadier General Henry J. Sechler     None                                               None
----------------------------------------------------------------------------------------------------------


         As of December 31, 2002, none of the "disinterested" Directors of the Company (as such term is defined in the 1940 Act), or their immediate family members owned beneficially or of record, an interest in the Company's Manager or Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the Manager or Distributor.

COMPENSATION. Disinterested Directors are compensated and reimbursed by the Funds for their expenses arising out of normal duties and services. Director compensation for the fiscal year ended March 31, 2003, was as follows:


                                                         PENSION OR                              TOTAL COMPENSATION
                                   AGGREGATE        RETIREMENT BENEFITS     ESTIMATED ANNUAL      FROM COMPANY AND
      NAME OF PERSON           COMPENSATION FROM     ACCRUED AS PART OF      BENEFITS UPON       FUND COMPLEX PAID
       AND POSITION                 COMPANY           COMPANY EXPENSES         RETIREMENT           TO DIRECTOR
       ------------                 -------           ----------------         ----------           -----------
INTERESTED DIRECTORS
Lieutenant General C.C.
Blanton                               $0                     $0                    $0                    $0

John A. Johnson                       $0                     $0                    $0                    $0

John C. Kornitzer                     $0                     $0                    $0                    $0

DISINTERESTED DIRECTORS
General Monroe W. Hatch             $13,000                  $0                    $0                 $13,000

General Louis C. Wagner,
Jr.                                 $13,000                  $0                    $0                 $13,000

Lieutenant General John S.
Fairfield                           $13,000                  $0                    $0                 $13,000

Brigadier General Henry J.
Sechler                             $13,000                  $0                    $0                 $13,000



Directors Fairfield, Hatch, Sechler and Wagner and have no financial interest in, nor are they affiliated with AFBA 5Star Investment Management Company, PFPC Distributors, Inc. or Kornitzer Capital Management, Inc.

CODE OF ETHICS. The Company, the Manager and the sub-adviser have each adopted a code of ethics, as required by Rule 17j-1 under the 1940 Act. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain general restrictions and procedures. Each code of ethics contains provisions designed to substantially comply with the recommendations contained in the Investment Company Institute's 1994 Report of the Advisory Group on Personal Investing. The codes of ethics are on file with the SEC.

PROXY VOTING POLICIES AND PROCEDURES. The Funds delegate all proxy voting decisions regarding the Funds' securities to KCM, the Funds' sub-adviser. As a result, the sub-adviser's proxy voting policies and procedures govern how the Funds' proxies are voted.

KCM's authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under its investment sub-advisory agreement. KCM will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over Fund assets in accordance with its policies and procedures. Examples of the types of corporate actions on which KCM votes proxies for company securities that the Funds hold may include, without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for the Funds, KCM's utmost concern is that all decisions be made solely in the best interests of the Funds. KCM will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Funds.

KCM uses a proxy voting committee that makes all proxy decisions and is ultimately responsible for ensuring that all proxies received by KCM are voted in a timely manner and in a manner consistent with KCM's determination of the Funds' best interests.

Where a proxy proposal raises the possibility of a material conflict between KCM's interests and a Fund's interest, KCM will resolve such a conflict in the manner described below:
o Vote in Accordance with the policies and procedures. To the extent that KCM has little or no discretion to deviate from the policies and procedures with respect to the proposal in question, KCM shall vote in accordance with such pre-determined voting policy.

o Obtain Consent of Clients. To the extent that KCM has discretion to deviate from the policies and procedures with respect to the proposal in question, its policy is to disclose the conflict to the Funds' Board of Directors and obtain its consent to the proposed vote prior to voting the securities. The disclosure to the Board will include sufficient detail regarding the matter to be voted on and the nature of KCM's conflict such that the Board would be able to make an informed decision regarding the vote. If the Board does not respond to such a conflict disclosure request or denies the request, KCM will abstain from voting the securities.

KCM will generally vote against any management proposal that is not deemed to be in the shareholders' best interests. Proposals in this category would include issues regarding the issuer's Board entrenchment, anti-takeover measures, providing cumulative voting rights and election of directors who sit on more than five boards.

Proxies will normally be voted with management on routine proposals that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders, such as election of auditors, date and place of annual meeting and reasonable Employee Stock Purchase Plans. Some proxy decisions may be made on a case-by-case basis.

A DESCRIPTION OF THE POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1-800-243-9865.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


CONTROL PERSONS. Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund may be presumed to "control" a Fund. As a result, those persons or organizations could have the ability to vote a majority of the shares of a Fund on any matter requiring the approval of the shareholders of that Fund. As of July 1, 2003, Armed Forces Benefit Association (AFBA), 909 N. Washington Street, Alexandria, VA 22314 owned of record the following percentages of the outstanding shares of AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global
Fund: 88.84%, 31.86%, 65.60%, 58.90%, 49.94%, 26.89% and 77.65%, respectively.
Accordingly, AFBA is deemed to control the Funds.

As of July 1, 2003, the name, address and percentage ownership of each entity that owned of record or beneficially 5% or more of the outstanding shares of a class were as follows:



                                                OWNER OF RECORD       BENEFICIAL OWNER
                                                ---------------       ----------------
AFBA 5STAR BALANCED FUND (A SHARES)
-----------------------------------
First Clearing Corporation                                                  X                   7.07%
A/C 4369-5126
James Edward Howarth Jr Trust
E Eugene Luther TTEE
4306 Evergreen Lane
Suite-104

First Clearing Corporation                                                  X                   6.17%
A/C 871-5875
FCC C/F Brett S Willard IRA
9406 Heatherdale Drive
Dallas, TX 75243-6156

Raymond James & Assoc. Inc.                                                 X                   5.89%
FBO Gideon IRWI
BIN# 50298526
880 Carillon Pkwy
St. Petersburg, FL 33716



                                                OWNER OF RECORD       BENEFICIAL OWNER
                                                ---------------       ----------------

Raymond James & Assoc. Inc.                                                 X                   5.69%
FBO Taylor, EC
BIN# 50089354
880 Carillon Pkwy
St. Petersburg, FL 33716

First Clearing Corporation                                                  X                   5.61%
A/C 8711-7980
FCC C/F Polly T Willard IRA
9406 Heatherdale Drive
Dallas, TX 75243-6156

AFBA 5STAR BALANCED FUND (B SHARES)
----------------------------------
Raymond James & Assoc. Inc.                                                 X                   51.60%
FBO Donn IRA R/
BIN# 87460104
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc.                                                 X                   7.73%
FBO Crane Evelyn
Bin# 11666954
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                 X                   7.70%
FBO Bauso IRA
Bin# 75372402
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                 X                   6.00%
FBO Carlson IRA
Bin# 87692000
880 Carillon Pkwy
St. Petersburg, FL 33716

First Clearing Corporation                                                  X                   5.86%
A/C 2215-3051
Gay N. Wells
9827 Chiswell Rd.
Dallas, TX 75238

Armed Forces Benefit Assoc.                               x                                     5.78%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

Raymond James & Assoc. Inc.                                                 X                   5.40%
FBO Mehlin IRA
Bin# 75333104
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                 X                   5.34%
FBO Mitteldorf IRA
Bin# 87735542
880 Carillon Pkwy
St. Petersburg, FL 33716


                                       17

                                                OWNER OF RECORD       BENEFICIAL OWNER
                                                ---------------       ----------------


AFBA 5STAR BALANCED FUND (C SHARES)
-----------------------------------
Raymond James & Assoc. Inc.                                                 X                   15.51%
FBO HODES, MC
BIN# 16639494
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                 X                   14.31%
FBO Sloan Trust
BIN# 85447162
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                 X                   13.07%
FBO Hekhuis IRA
BIN# 71021135
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                 X                   11.11%
FBO Gregg IRA
BIN# 87747465
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                 X                   8.40%
FBO Dunn IRA
BIN# 88791810
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                 X                   7.49%
FBO Lindsey Kathy
BIN# 47831239
880 Carillon Pkwy
St. Petersburg, FL 33716

First Clearing Corporation                                                  X                   7.03%
A/C 5726-1474
FCC C/F Randell H. McElroy IRA
823, Cockrell Hill Rd.
Ovilla, TX 75154-8731

Raymond James & Assoc. Inc.                                                 X                   5.18%
FBO Davis SEP
BIN# 75588725
880 Carillon Pkwy
St. Petersburg, FL 33716



                                                OWNER OF RECORD       BENEFICIAL OWNER
                                                ---------------       ----------------

AFBA 5STAR BALANCED FUND (I SHARES)
-----------------------------------
Armed Forces Benefit Assoc.                               X                                           91.01%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA 5STAR LARGE CAP FUND (A SHARES)

Raymond James & Assoc. Inc.                                                       X                   17.49%
FBO CAMBO IRA
BIN# 75459278
880 Carillon Pkwy
St. Petersburg, FL 33716

Armed Forces Benefit Assoc.                               X                                           6.93%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

PFPC Trust Co. 5Star Simple IRAFBO                                                X                   5.89%
Mark S. Woodard
640 West 56th Street
Kansas City, MO 64113

AFBA 5STAR LARGE CAP FUND (B SHARES)

Raymond James & Assoc. Inc.                                                       X                   41.32%
FBO Cira IRA
Bin # 57268758
880 Carillon Pkwy
St. Petersburg, FL 33716

Armed Forces Benefit Assoc.                               X                                           26.28%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

Raymond James & Assoc. Inc.                                                       X                   21.88%
FBO Harris IRA
Bin # 77578811
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                       X                   10.50%
FBO Klem RIRA
Bin # 72361242
880 Carillon Pkwy
St. Petersburg, FL 33716


                                                OWNER OF RECORD       BENEFICIAL OWNER
                                                ---------------       ----------------

AFBA 5STAR LARGE CAP FUND (C SHARES)
------------------------------------
PFPC Trust Co. R/O IRA FBO                                                        X                   69.01%
Nanako Kamiya Hanafin
3220 Felton Drive
Beavercreek, OH  45431

Armed Forces Benefit Assoc.                               X                                           30.98%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA 5STAR LARGE CAP FUND (I SHARES)
------------------------------------
Armed Forces Benefit Assoc.                               X                                           66.21%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA Deferred Compensation                                                        X                   5.19%
Plan 457F
FBO Charles C. Blanton
P.O. Box 25587 Alexandria, VA 22313-5587

AFBA 5STAR HIGH YIELD FUND (A SHARES)
-------------------------------------
Charles Schwab & Co Inc                                   X                                           21.19
Special Custody Acct FBO Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

Raymond James & Assoc. Inc.                                                       X                   9.78%
FBO PEBCO Corp
Bin # 79660583
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                       X                   7.08%
FBO DARAI Corp
Bin # 79660597
880 Carillon Pkwy
St. Petersburg, FL 33716

AFBA 5STAR HIGH YIELD FUND (B SHARES)
------------------------------------
Raymond James & Assoc. Inc.                                                       X                   9.82%
FBO Allen, T
Bin # 79555327
880 Carillon Pkwy
St. Petersburg, FL 33716


                                                OWNER OF RECORD       BENEFICIAL OWNER
                                                ---------------       ----------------

First Clearing, LLC                                                               X                   5.92%
A/C 1111-0980
Carlos C. Alvano
 Anita M. Alvano JTTEN
880 Carillon Pkwy
St. Petersburg, FL  33716


Raymond James & Assoc. Inc.                                                       X                   5.02%
FBO Watkins IRA
Bin # 71316057
880 Carillon Pkwy
St. Petersburg, FL 33716

AFBA 5STAR HIGH YIELD FUND (C SHARES)
-------------------------------------
Raymond James & Assoc. Inc.                                                       X                   10.27%
FBO Young, JD
Bin # 50193440
880 Carillon Pkwy
St. Petersburg, FL 33716

AFBA 5STAR HIGH YIELD FUND (I SHARES)
-------------------------------------
Armed Forces Benefit Assoc.                               X                                           72.86%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA 5STAR MID CAP FUND (A SHARES)
----------------------------------
PFPC Trust Co. 5 Star Simple IRA FBO                                              X                   11.24%
Jeffrey E. Robertson
2514 Ben Poole Road Southeast
Decatur, AL 35603

PFPC Trust Co. 5 Star Simple IRA FBO                                              X                   11.22%
Donna R Robertson
2514 Ben Poole Road Southeast
Decatur, AL 35603

PFPC Trust Co. 5 Star Simple IRA FBO                                              X                   10.02%
Jeffrey E. Robertson
2514 Ben Poole Road Southeast
Decatur, AL 35603

AFBA Investment Management Co.                            X                                           8.85%
909 N. Washington Street
Alexandria, VA  22314-1555

PFPC Trust Co. 5 Star Simple IRA FBO                                              X                   8.48%
Donna R Robertson
2514 Ben Poole Road Southeast
Decatur, AL 35603


                                                OWNER OF RECORD         BENEFICIAL OWNER
                                                ---------------         ----------------

PFPC Trust Co. 5 Star Simple IRA FBO                                              X                   8.23%
Mark S. Woodard
640 West 56th Street
Kansas City, MO 64113

PFPC Trust Co. 5 Star Simple IRA FBO                                              X                   7.09%
Robert G. Moore
312 Bobwhite Drive Southwest
Decatur, AL 35601

PFPC Trust Co. 5 Star Simple IRA FBO                                              X                   6.22%
Jean C. Robertson
3911 Choctaw Drive Southeast
Decatur, AL 35602

AFBA 5STAR MID CAP FUND (B SHARES)

AFBA Investment Management Co.                            X                                          100.00%
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA 5STAR MID CAP FUND (C SHARES)

AFBA Investment Management Co.                            X                                           42.84%
909 N. Washington Street
Alexandria, VA  22314-1555

Raymond James & Assoc. Inc.                                                       X                   29.75%
FBO Burdett, Trust
Bin # 42504902
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                       X                   15.93%
FBO Brosnan, IRA
Bin # 71291617
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                       X                   11.46%
FBO McGinnis, IRA
Bin # 72243282
880 Carillon Pkwy
St. Petersburg, FL 33716

AFBA 5STAR MID CAP FUND (I SHARES)

Armed Forces Benefit Assoc.                               X                                           64.45%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

PFPC Trust Co. 5 Star IRA FBO                                                     X                   13.55%
Lawrence Albert Skantze
1703 Chesterbrook Vale Court
McLean, VA  22101


                                                OWNER OF RECORD       BENEFICIAL OWNER
                                                ---------------       ----------------

Armed Forces Benefit Assoc.                               X                                           12.21%
401 K Plan
Attn:  Mark A. Centanni
P.O. Box 25587 Alexandria, VA 22313-5587

AFBA 5STAR SCIENCE & TECHNOLOGY
FUND (A SHARES)
--------------------------------------
Armed Forces Benefit Assoc.                               X                                           19.87%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

PFPC Trust Co. 5 Star Simple IRA FBO                                              X                   7.99%
David P. Colburn
3901 Mimosa Drive
New Orleans, LA 70131

PFPC Trust Co. 5 Star Simple IRA FBO                                              X                   7.88%
James F. Hatcher
7418 Westlawn
Overland Park, KS 66212

PFPC Trust Co. 5 Star Simple IRA FBO                                              X                   6.19%
Daniel L. Blick
8301 W. 92nd Terrace
Witchita, KS 67212

PFPC Trust Co. 5 Star Simple IRA FBO                                              X                   6.09%
Jamie M. Colburn
3901 Mimosa Drive
New Orleans, LA 70131

PFPC Trust Co. 5 Star Simple IRA FBO                                              X                   6.04%
Guy W. Smith
1349 Bethel Road
Decatur, AL 35603

 PFPC Trust Co. 5 Star Simple IRA FBO                                             X                   5.49%


                                                OWNER OF RECORD       BENEFICIAL OWNER
                                                ---------------       ----------------

Gene M. Betts
11701 Brookwood
Leawood, KS  66211

AFBA 5STAR SCIENCE & TECHNOLOGY
FUND (B SHARES)
---------------------------------------
Armed Forces Benefit Assoc.                               X                                           56.94%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

Raymond James & Assoc. Inc.                                                       X                   12.34%
FBO Bowden, IRA
Bin # 87513372
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                       X                   9.94%
FBO Waters, Barbara
Bin # 43992991
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                       X                   7.18%
FBO Howard, IRA
Bin # 57216444
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                       X                   6.39%
FBO Legassey, IRA
Bin # 57347421
880 Carillon Pkwy
St. Petersburg, FL 33716

AFBA 5STAR SCIENCE & TECHNOLOGY
FUND (C SHARES)
--------------------------------
Armed Forces Benefit Assoc.                               X                                          100.00%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA 5STAR SCIENCE & TECHNOLOGY
FUND (I SHARES)
--------------------------------
Armed Forces Benefit Assoc.                               X                                           50.17%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

Armed Forces Benefit Assoc.                               X                                           16.90%
401 K Plan
Attn:  Mark A. Centanni
P.O. Box 25587 Alexandria, VA 22313-5587

AFBA Deferred Compensation                                                        X                   16.82%
Plan 457F
FBO Charles C. Blanton
P.O. Box 25587 Alexandria, VA 22313-5587


                                                OWNER OF RECORD           BENEFICIAL OWNER
                                                ---------------           ----------------

PFPC Trust Co. 5 Star IRA FBO                                                     X                   6.35%
Lawrence Albert Skantze
1703 Chesterbrook Vale Court
McLean, VA  22101

AFBA 5STAR SMALL CAP FUND (A SHARES)
------------------------------------
Great Plains Trust FBO                                                            X                   19.64%
Paul and Maureen Evans
7700 Shawnee Mission Pkwy., Suite 101
Overland Park, KS  66202

UMBSC & CO C/F IRA FBO                                                            X                   8.83%
Cary Williams
AC 521787KF75
Kansas City, MO 64141-6175

AFBA 5STAR SMALL CAP FUND (B SHARES)
-----------------------------------
First Clearing Corporation                                                        X                   22.00%
A/C 8972-3528
Ray A. Zepp
4525 Cove Circle Unit 602
St. Petersburg, FL  33708

Raymond James & Assoc. Inc.                                                       X                   12.73%
FBO Landry, TB&J
Bin # 17260995
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                       X                   9.14%
FBO Miller, IRA
Bin # 71263600
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                       X                   5.04%
FBO Loughry, IRA
Bin # 77707460
880 Carillon Pkwy
St. Petersburg, FL 33716

AFBA 5STAR SMALL CAP FUND (C SHARES)
------------------------------------
Raymond James & Assoc. Inc.                                                       X                   10.14%
FBO Pace Josephine
Bin # 11285110
880 Carillon Pkwy
St. Petersburg, FL 33716



                                                OWNER OF RECORD           BENEFICIAL OWNER
                                                ---------------           ----------------

AFBA 5STAR SMALL CAP FUND (I SHARES)
------------------------------------
Armed Forces Benefit Assoc.                               X                                           45.73%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

Armed Forces Benefit Assoc.                               X                                           16.91%
401 K Plan
Attn:  Mark A. Centanni
P.O. Box 25587 Alexandria, VA 22313-5587

AFBA Deferred Compensation                                                        X                   16.19%
Plan 457F
FBO Charles C. Blanton
P.O. Box 25587 Alexandria, VA 22313-5587

PFPC Trust CO 5 Star IRA FBO                                                      X                   6.95%
Rodney Kent Teague
PO Box 8913
Horshoe Bay, TX 78657

AFBA 5STAR USA GLOBAL FUND (A SHARES)
------------------------------------
Armed Forces Benefit Assoc.                               X                                           8.99%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

PFPC Trust Company                                                                X                   7.39%
5 Star Simple IRA FBO
Mark S. Woodard
640 West 56th Street
Kansas City, MO 64113

Raymond James & Assoc. Inc.                                                       X                   7.32%
FBO Byrd IRA
Bin # 72711245
880 Carillon Pkwy
St. Petersburg, FL 33716

AFBA 5STAR USA GLOBAL FUND (B SHARES)
------------------------------------
Armed Forces Benefit Assoc.                               X                                           85.07%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

Raymond James & Assoc. Inc.                                                       X                   14.92%
FBO Utterback RIRA
Bin # 77551487
880 Carillon Pkwy
St. Petersburg, FL 33716


                                                OWNER OF RECORD           BENEFICIAL OWNER
                                                ---------------           ----------------

AFBA 5STAR USA GLOBAL FUND (C SHARES)
-------------------------------------
Raymond James & Assoc. Inc.                                                       X                   46.62%
FBO Greenblatt IRA
Bin # 70533518
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                       X                   15.47%
FBO Riojas RIRA
Bin # 70507982
880 Carillon Pkwy
St. Petersburg, FL 33716

PFPC Trust Co. R/O IRA FBO                                                        X                   10.38%
Nanako Kamiya Hanfin
3220 Felton Drive
Beavercreek, OH  45431

Armed Forces Benefit Assoc.                               X                                           8.18%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

Raymond James & Assoc. Inc.                                                       X                   7.85%
FBO Harrigan, IRA
Bin # 57282740
880 Carillon Pkwy
St. Petersburg, FL 33716

AFBA 5STAR USA GLOBAL FUND (I SHARES)
------------------------------------
Armed Forces Benefit Assoc.                               X                                           78.13%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555


MANAGEMENT OWNERSHIP. As of July 1, 2003, the officers and Directors as a group owned 1.2% of AFBA 5Star Mid Cap Fund and less than 1% of all other AFBA 5Star Funds.

                     INVESTMENT ADVISORY AND OTHER SERVICES

MANAGER AND SUB-ADVISER. AFBA 5Star Investment Management Company acts as Manager of the Funds and is a registered investment adviser under the Investment Advisers Act of 1940. It organized the Company in 1997 and employs at its own expense Kornitzer Capital Management, Inc. to serve as the sub-adviser to the Funds.


For its services as Manager, each Fund pays AFBA 5Star Investment Management Company a fee at the annual rate of 0.80% of its average daily net assets. From these management fees, AFBA 5Star Investment Management Company pays all the Funds' expenses except those directly payable by the Funds. In addition, the Manager has entered into contractual arrangements to waive fees and/or pay expenses to the extent necessary to limit each Fund's overall annual expenses (excluding 12b-1 fees) to no more than 1.08% of average annual net assets until March 26, 2004 for the AFBA 5Star Balanced, AFBA 5Star High Yield, AFBA 5Star Large Cap and AFBA 5Star USA Global Funds. In addition, the Manager has contractually agreed to waive fees and/or pay expenses in amounts necessary to limit overall annual expenses (excluding 12b-1 fees) for the period from March 27, 2004 through July 31, 2004 to 1.08% for the AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund and to 1.28% for the AFBA 5Star Large Cap Fund and AFBA 5Star USA Global Fund. Effective August 1, 2003, the Manager has entered into a contractual agreement to waive fees and/or pay expenses of the AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund to the extent necessary to limit overall annual expenses (excluding 12b-1 fees) to 1.28% through July 31, 2004. Thereafter, the Manager may either renew or terminate these arrangements. When a Fund's assets grow to a point where fee waivers and/or expense payments are no longer necessary to meet the expense limitation target, the Manager may seek to recoup amounts it waived or expenses that it paid. The Manager will only seek to recoup such amounts if Total Fund Operating Expenses plus the amounts recouped do not exceed the expense limitation target. The Manager shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid.

For the past three fiscal years, the Manager was paid the following amounts:


                                           Fiscal Year Ended        Fiscal Year Ended       Fiscal Year Ended
Name of Fund                                March 31, 2001           March 31, 2002          March 31, 2003
------------                                --------------           --------------          --------------
AFBA 5Star Balanced Fund
    Advisory Fees Paid                        $194,149                 $293,623                $260,666
    Fees Waived/Expenses Reimbursed            ($7,435)               ($190,867)              ($264,097)
    Net Fees                                  $186,714                 $102,756                ($12,965)

AFBA 5Star High Yield Fund
    Advisory Fees Paid                        $ 65,865                  $71,563                 $95,243
    Fees Waived/Expenses Reimbursed            ($8,644)               ($172,362)              ($249,347)
    Net Fees                                  $ 57,221                ($110,799)              ($154,104)

AFBA 5Star Large Cap Fund
    Advisory Fees Paid                        $172,088                 $168,737                $133,796
    Fees Waived/Expenses Reimbursed            ($5,395)               ($192,933)              ($264,047)
    Net Fees                                  $166,693                 ($24,196)              ($130,301)

AFBA 5Star Mid Cap Fund(1)
    Advisory Fees Paid                           N/A                     N/A                     $9,253
    Fees Waived/Expenses Reimbursed                                                            ($62,533)
    Net Fees                                     N/A                     N/A                   ($53,280)

AFBA 5Star Science & Technology Fund
    Advisory Fees Paid                           N/A                   $10,353 (2)              $21,671
    Fees Waived/Expenses Reimbursed              N/A                  ($11,771) (2)           ($154,051)
    Net Fees                                     N/A                   ($1,418) (2)           ($132,380)



                                         Fiscal Year Ended       Fiscal Year Ended       Fiscal Year Ended
Name of Fund                               March 31, 2001          March 31, 2002          March 31, 2003
------------                               --------------          --------------          --------------
AFBA 5Star Small Cap Fund
    Advisory Fees Paid                           N/A                    $10,968(3)              $49,878
    Fees Waived/Expenses Reimbursed                                    ($12,931)(3)           ($175,488)
    Net Fees                                                            ($1,913)(3)           ($125,610)

AFBA 5Star USA Global Fund
    Advisory Fees Paid                        $264,485                 $321,850                $256,771
    Fees Waived/Expenses Reimbursed            ($4,280)               ($220,984)              ($292,108)
    Net Fees                                  $260,205                 $100,866                ($35,337)



1 For the period from May 1, 2002 through March 31, 2003.
2 For the period from October 12, 2001 through March 31, 2002.
3 For the period from October 15, 2001 through March 31, 2002.

Kornitzer Capital Management, Inc. ("KCM") was founded in 1989 and is a private investment research and counseling organization serving individual, corporate and other institutional clients. Pursuant to the agreement between AFBA 5Star Investment Management Company and KCM, KCM will provide the Funds with research, analysis, advice and recommendations with respect to the purchase and sale of securities and the making of investment commitments; statistical information and reports as may reasonably be required, and general assistance in the supervision of the investments of the Funds, subject to the control of the Directors of the Company and the Directors of AFBA 5Star Investment Management Company. AFBA 5Star Investment Management Company pays KCM an annual sub-advisory fee of 33/100 of 1% (.33%) of each Fund's average daily net assets, for its services. KCM also serves as investment adviser to the Buffalo Group of Mutual Funds. The following amounts were paid to KCM for its services to each Fund by AFBA 5Star Investment Management Company:



                                                Fiscal Year Ended        Fiscal Year Ended       Fiscal Year Ended
                                                  March 31, 2001           March 31, 2002          March 31, 2003
                                                  --------------           --------------          --------------
Name of Fund
AFBA 5Star Balanced Fund                                $64,069                $121,119                $107,525
AFBA 5Star High Yield Fund                              $21,735                 $29,520                 $39,288
AFBA 5Star Large Cap Fund                               $56,789                 $69,604                 $55,191
AFBA 5Star Mid Cap Fund                                     N/A                     N/A                  $3,817(1)
AFBA 5Star Science & Technology Fund                        N/A                  $4,271(2)               $8,939
AFBA 5Star Small Cap Fund                                   N/A                  $4,524(3)              $20,575
AFBA 5Star USA Global Fund                              $87,280                $132,763                $105,918

1 For the period from May 1, 2002 through March 31, 2003.
2 For the period from October 12, 2001 through March 31, 2002.
3 For the period from October 15, 2001 through March 31, 2002.


Each Fund bears the cost of personnel as shall be necessary to carry out its normal operations; fees of the independent Directors, the custodian, the independent auditors and legal counsel; rent; the cost of a transfer and dividend disbursing agent or similar in-house services; bookkeeping; accounting and all other clerical and administrative functions as may be reasonable and necessary to maintain the Fund's records and for it to operate as an open-end management investment company; any interest, taxes, dues, fees and other charges of governments and their agencies including the cost of qualifying the Fund's shares for sale in any jurisdiction; brokerage commissions; or any other expenses incurred by it which are not assumed in the Management Agreement by the Manager.

At a meeting of the Board of Directors held January 30, 2003, the Board of Directors, including the Directors who are not party to the investment advisory or sub-advisory agreements or "interested persons" of any party to the investment advisory or sub-advisory agreements within the meaning of the 1940 Act, unanimously approved the continuation of the investment advisory agreement in effect between AFBA 5Star Investment Management Company and the Company, for the benefit of each of the Funds, and the sub-advisory agreement between AFBA 5Star Investment Management Company and KCM for an additional one-year period. In approving the continuation of these agreements, the Board reviewed information provided to it by KCM and AFBA 5Star Investment Management Company, including tables comparing the expense ratios of the Funds to average expense ratios of comparable funds, information regarding the personnel and structure of KCM with a focus on the experience and qualifications of the investment personnel, the fact that KCM was recently inspected by the SEC and found to have no deficiencies, the performance of the Funds in relation to their benchmarks and in relation to other mutual funds with similar objectives, the expense limitations that have been in place for the Funds and the management fees in relation to the performance of the Funds. The Board discussed the nature and quality of the services provided in relation to the fees and determined that the agreements were fair and reasonable and should be continued.

ADMINISTRATION AND ACCOUNTING SERVICES. Under a separate Administration and Accounting Services Agreement, PFPC Inc., ("PFPC") 301 Bellevue Parkway, Wilmington, Delaware 19809 performs certain administrative and accounting services for the Funds. These services include preparing shareholder reports, providing statistical data and preparing and filing federal and state tax returns on behalf of the Funds. In addition, PFPC prepares and files various reports with the appropriate regulatory agencies and prepares materials required by the SEC or any state securities commission having jurisdiction over the Funds. The accounting services performed by PFPC include determining the net asset value per share of each Fund and maintaining records relating to the securities transactions of each Fund. The Administration and Accounting Services Agreement provides that PFPC and its affiliates shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on their part in the performance of their obligations and duties under the Administration and Accounting Services Agreement. For the period January 1, 2001 to March 31, 2001 and the fiscal years ended March 31, 2002 and 2003, PFPC received $30,426, $363,500, and $741,312 respectively, from the Funds for its administration and accounting services. Prior to January 1, 2001, Jones & Babson, Inc. provided administration services and was compensated as described below.

ADDITIONAL SERVICE PROVIDERS


INDEPENDENT AUDITORS. The Funds' financial statements are audited by independent auditors approved by the Directors each year. PricewaterhouseCoopers LLP, 250 W. Pratt Street, Suite 2100, Baltimore, MD 21201-2304 are the independent accountants for the Funds.

CUSTODIAN. PFPC Trust Company, 8800 Tinicum Boulevard, 3rd Floor, Suite 200, Philadelphia, PA 19153, serves as the custodian.

TRANSFER AGENT. PFPC Inc., 760 Moore Road, King of Prussia, PA 19406 also serves as the transfer agent.

COUNSEL. The law firm of Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103, serves as legal counsel to the Company.

PRIOR DISTRIBUTOR, ADMINISTRATOR, ACCOUNTING AGENT AND TRANSFER AGENT. Prior to January 1, 2001, the Manager employed, at its own expense, Jones & Babson, Inc. as the Company's distributor and prior to February 26, 2001, the Manager employed Jones & Babson, Inc. as the Company's transfer agent and administration and accounting agent. The following amounts were paid to Jones & Babson, Inc. for its services by AFBA 5Star Investment Management Company:

                                  For the Period
                                  April 1, 2000 to
Name of Fund                     February 26, 2001
------------                     -----------------
AFBA 5Star Balanced Fund              $27,376
AFBA 5Star Large Cap Fund             $33,927
AFBA 5Star High Yield Fund             $6,780
AFBA 5Star USA Global Fund            $49,434

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

Pursuant to an Underwriting Agreement (the "Underwriting Agreement"), PFPC Distributors, Inc. ("PFPC Distributors"), 760 Moore Road, King of Prussia, PA 19406, serves as the distributor of the Funds' shares. The terms of the Underwriting Agreement grant PFPC Distributors the right to sell shares of the Funds as agent for the Funds. Shares of the Funds are offered continuously.

Under the terms of the Underwriting Agreement, PFPC Distributors agrees to use all reasonable efforts to secure purchasers for shares of the Funds and to pay expenses of printing and distributing prospectuses, statements of additional information and reports prepared for use in connection with the sale of the Funds' shares and any other literature and advertising used in connection with the offering, out of the compensation it receives pursuant to the Funds' Distribution Plan for its Class B shares (the "Class B Plan") and Class C shares (the "Class C Plan"), each of which has been adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Rule 12b-1 Plans"). PFPC Distributors receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Class A shares of the Funds.

The Underwriting Agreement provides that PFPC Distributors, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under such agreement, will not be liable to any of the Funds or their shareholders for losses arising in connection with the sale of shares of the Funds.

The Underwriting Agreement became effective as of January 1, 2001 and continues in effect for a period of two years. Thereafter, the Underwriting Agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Directors, including a majority of the non-interested Directors.

The Underwriting Agreement terminates automatically in the event of an assignment, and is terminable without payment of any penalty with respect to a Fund (i) (by vote of a majority of the Directors of the Company who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Funds or any agreements related to such plan, or by vote of a majority of the outstanding voting securities of the applicable Fund) on sixty (60) days' written notice to PFPC Distributors; or (ii) by PFPC Distributors on sixty (60) days' written notice to the Company.

PFPC Distributors will be compensated for distribution services according to the Rule 12b-1 Plans, regardless of PFPC Distributors' expenses. The Rule 12b-1 Plans provide that PFPC Distributors will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, PFPC Distributors may pay certain financial institutions such as banks or broker-dealers who have entered into servicing agreements with PFPC Distributors and other financial institutions for distribution and shareholder servicing activities. PFPC Distributors has entered into an Agreement with AFBA Five Star Securities Company ("AFBA Securities"), an affiliate of the Funds' Manager, through which AFBA Securities serves as sub-underwriter of the Funds' shares. As sub-underwriter, AFBA securities will pay selling brokers or dealers commissions promptly after the sale of Class B and Class C shares in exchange for the payment by PFPC of the distribution fees, contingent deferred sales charge ("CDSC") and service fees it receives with respect to those shares. Amounts payable under the Rule 12b-1 Plan can exceed distribution or shareholder servicing expenses actually incurred by PFPC Distributors.

The Class B Plan further provides that monthly payments shall be made in the amount of 0.75% per annum of the Class B shares' average daily net assets (or such lesser amount as may be established by a majority of the Board of Directors, including a majority of the non-interested Directors) as compensation for PFPC Distributors' role in the distribution of a Fund's Class B shares. The Class C Plan provides that monthly payments shall be made in the amount of 0.75% per annum of the average daily net assets of a Fund's Class C shares (or such lesser amount as may be established by a majority of the Board of Directors, including a majority of the non-interested Directors) as compensation for PFPC Distributors' role in the distribution of a Fund's Class C shares.

Under the Class B Plan and Class C Plan, if any payments made by the Manager out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by a Fund of the distribution of its shares, such payments are authorized. A Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the Class B Plan or Class C Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.

FRONT-END SALES CHARGES. When purchasing Class A shares, a sales charge will be incurred at the time of purchase (a "front-end load") based on the dollar amount of the purchase. The maximum initial sales charge is 5.50% (3.75% for the High Yield Fund), which is reduced for purchases of $50,000 and more. Sales charges also may be reduced by using the accumulation privilege described under "Sales Charge Reductions and Waiver" in the Class A, B, and C Prospectus. Although purchases of $1,000,000 or more may not be subject to an initial sales charge, if the initial sales charge is waived, such purchases may be subject to a CDSC of 1.00% if the shares are redeemed within one year after purchase.


Part of the front-end sales charge is paid directly to the selling broker-dealer (the "dealer reallowance"). The remainder is retained by the distributor and may be used either to promote the sale of each Fund's shares or to compensate PFPC Distributors for its efforts to sell shares of each Fund.

AFBA 5STAR BALANCED FUND
AFBA 5STAR LARGE CAP FUND
AFBA 5STAR MID CAP FUND
AFBA 5STAR SCIENCE & TECHNOLOGY FUND
AFBA 5STAR SMALL CAP FUND
AFBA 5STAR USA GLOBAL FUND


--------------------------------------------------------------------------------------------------------

                               INITIAL SALES CHARGE  INITIAL SALES CHARGE AS     DEALER REALLOWANCE
                                AS A PERCENTAGE OF     A PERCENTAGE OF YOUR      AS A PERCENTAGE OF
       YOUR INVESTMENT            OFFERING PRICE            INVESTMENT             OFFERING PRICE
--------------------------------------------------------------------------------------------------------
$50,000 and less                       5.50%                  5.82%                    5.00%
$50,000 up to $150,000                 4.50%                  4.71%                    3.75%
$150,000 up to $250,000                3.50%                  3.63%                    2.75%
$250,000 up to $500,000                2.50%                  2.56%                    2.00%
$500,000 up to $1,000,000              2.00%                  2.04%                    1.50%
Over $1,000,000                        0.00%                  0.00%                    0.00%


AFBA 5STAR HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------

                                                                                 DEALER REALLOWANCE
                                AS A PERCENTAGE OF   AS A PERCENTAGE OF YOUR     AS A PERCENTAGE OF
       YOUR INVESTMENT            OFFERING PRICE            INVESTMENT             OFFERING PRICE
--------------------------------------------------------------------------------------------------------
$50,000 and less                       3.75%                  3.90%                    3.25%
$50,000 up to $150,000                 3.00%                  3.09%                    2.50%
$150,000 up to $250,000                2.25%                  2.30%                    1.75%
$250,000 up to $500,000                1.50%                  1.52%                    1.25%
$500,000 up to $1,000,000              1.00%                  1.01%                    0.75%
Over $1,000,000                        0.00%                  0.00%                    0.00%

The table below shows the aggregate sales charges received by the Distributor and the amounts retained by the Distributor for the past two fiscal years for Class A shares of each Fund:


                                 For the Fiscal Year Ended March 31, 2003            For the Fiscal Year Ended March 31, 2002
                                 ----------------------------------------            ----------------------------------------
Fund                               Amount Recieved      Amount Retained                Amount Recieved      Amount Retained
-----                            ----------------------------------------            ----------------------------------------

Balanced Fund                         $ 1,010               $  102                          $ 39                $ 4
High Yield Fund                       $13,065               $2,346                          $290                $46
Large Cap Fund                        $ 1,996               $  188                          $729                $73
Mid Cap Fund                          $     0               $    0                          $  0                $ 0
Science & Technology Fund             $     0               $    0                          $  0                $ 0
Small Cap Fund                        $ 8,127               $  828                          $899                $90
USA Global Fund                       $   621               $   64                          $217                $22




                    BROKERAGE ALLOCATION AND OTHER PRACTICES


Decisions to buy and sell securities for the Funds are made by KCM as sub-adviser to the Funds. Officers of KCM are generally responsible for implementing and supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or price of the securities. In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution. Following is information on the amount of brokerage commissions paid by each Fund during the periods indicated:

                                             Fiscal Year Ended     Fiscal Year Ended     Fiscal Year Ended
     Name of Fund                              March 31, 2001        March 31, 2002        March 31, 2003
     ------------                             --------------        --------------        --------------
     AFBA 5Star Balanced Fund                      $31,393               $12,201               $15,543
     AFBA 5Star High Yield Fund                       $977                  $263                $1,580
     AFBA 5Star Large Cap Fund                     $22,710               $10,351               $10,286
     AFBA Mid Cap Fund                                 N/A                   N/A                $2,048(1)
     AFBA 5Star Science & Technology Fund              N/A               $5,562(2)              $4,452
     AFBA 5Star Small Cap Fund                         N/A               $5,258(3)              $9,543
     AFBA 5Star USA Global Fund                    $49,499               $20,014               $13,065

      1 For the period from May 1, 2002 through March 31, 2003.
      2 For the period from October 12, 2001 through March 31, 2002.
      3 For the period from October 15, 2001 through March 31, 2002.


The level of brokerage commissions generated by a Fund is directly related to the number and size of buy and sell transactions into which the Fund enters. The frequency and size of these transactions are affected by various factors such as cash flows into and out of the Fund, the sub-adviser's interpretation of the market or economic environment, etc. The Funds, in purchasing and selling portfolio securities, will seek best execution consistent with the circumstances that exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

The Funds believe it is in their best interest to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the respective Fund, when acting on its behalf, as well as for any research or other services provided to the respective Fund. The Funds may execute a substantial portion of the portfolio transactions through brokerage firms that are members of the New York Stock Exchange or through other major securities exchanges. When buying securities in the over-the-counter market, the Funds will select a broker who maintains a primary market for the security unless it appears that better execution may be obtained elsewhere. The Funds may pay a higher rate of commission to brokers or dealers who provide research or brokerage services to the Manager or sub-adviser within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by the Board of Directors of the Company and KCM.

It is not the Funds' practice to allocate brokerage or principal business to firms on the basis of sales of their shares that may be made through such firms. However, they may place portfolio orders with qualified broker-dealers who recommend the Funds to their clients, or who act as agent in the purchase of the Funds' shares for their clients.

Research services furnished by broker-dealers and others may be useful to the Funds' Manager and sub-adviser in serving the Funds as well as other clients. Similarly, the Funds may benefit from research services obtained by the sub-adviser from the placement of portfolio brokerage of other clients. The Funds may pay a higher rate of commission to brokers or dealers who provide research or brokerage services to the Manager or sub-adviser.

When the sub-adviser, in its fiduciary duty, believes it to be in the best interest of the shareholders, the Funds may join with other clients of the sub-adviser in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed among the Funds and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

                       CAPITAL STOCK AND OTHER SECURITIES

The Company issues its capital stock in seven separate series (each is in effect, a separate Fund), and each series in turn issues shares of four separate classes of shares: Class I, Class A, Class B and Class C. The shares of each class of each Fund, when issued and paid for in accordance with its Prospectus, will be legally outstanding, fully paid and non-assessable.

The separate classes of shares of a Fund each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Class B and Class C shares bear Rule 12b-1 distribution expenses and shareholder service fees of 0.75% and 0.25% of the average net assets of the respective Class B and Class C shares and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the Rule 12b-1 fee may be paid. Each class except Class I bears a shareholder service fee of 0.25% of the average net assets of the class. The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any shareholder service or Rule 12b-1 fees. Certain expenses can vary from class to class; accordingly, the net asset value of Class A, Class B and Class C shares will be reduced by such amount to the extent a Fund has undistributed net income.

Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights which means that the holders of 50% of the shares voting for the election of Directors can elect 100% of the Directors, if they choose to do so, and in such event, the holders of the remaining shares voting will not be able to elect any Directors, do not have preemptive or subscription rights and are transferable. Each Fund and class takes separate votes on matters affecting only that Fund or class. For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund.

The Company will not hold annual meetings except as required by the 1940 Act and other applicable laws. Under Maryland law, a special meeting of shareholders of the Company must be held if the Company receives the written request for a meeting from the shareholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting.

The Company has undertaken that its Directors will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the shareholders entitled to vote at the meeting.

                          PURCHASING AND SELLING SHARES

PURCHASES. We will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not completed properly as described in the Prospectuses. If you use the services of any other broker to purchase or redeem shares of a Fund, that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share ("NAV") next effective after the order is accepted by the Fund.

By Mail: You or your financial intermediary may purchase shares by sending a check drawn on a U.S. bank payable to AFBA 5Star Fund, along with a completed application. If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in the transaction. Send the check and application to:



Regular mail:                           Overnight mail:
-------------                           ---------------
AFBA 5Star Fund, Inc.                   AFBA 5Star Fund, Inc.
c/o PFPC Inc.                           c/o PFPC Inc.
P.O. Box 9779                           760 Moore Road
Providence, RI 02940                    King of Prussia, PA  19406


By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (888) 578-2733 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

Annual Statements. Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account that provides necessary tax information. A duplicate copy of a past annual statement is available from PFPC, at its cost, subject to a minimum charge of $5 per account, per year requested.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the Prospectuses or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Funds and their shareholders.

SALES (REDEMPTIONS). The Company will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Company cannot process transaction requests that are not complete and in good order. The Company must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.

You or your financial intermediary may sell your shares on any Business Day as described below. A Business Day is any day that both the New York Stock Exchange (the "Exchange") and PFPC, the Transfer Agent, are open for business. Redemptions are effected at the NAV next determined after the Transfer Agent has received your redemption request. It is the responsibility of your financial intermediary to transmit redemption orders and credit your account with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the Transfer Agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the Transfer Agent before 4:00 p.m. Eastern time), or the next Business Day (if received after 4:00 p.m. Eastern time, or on a non-Business Day), but never later than 7 days following such receipt.

By Mail: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee is required for written redemption requests of $25,000 or more. A signature guarantee verifies the authenticity of your signature. When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution, which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions, which are not participating in one of these programs will not be accepted. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:



Regular mail:                           Overnight mail:
AFBA 5Star Fund, Inc.                   AFBA 5Star Fund, Inc.
c/o PFPC Inc.                           c/o PFPC Inc.
P.O. Box 9779                           760 Moore Road
Providence, RI  02940                   King of Prussia, PA  19406


By Telephone: If you prefer to redeem your shares by telephone you may elect to do so, however, there are certain risks. Each Fund has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.


By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the Transfer Agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee signature. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the shares.


ADDITIONAL PURCHASE AND REDEMPTION POLICIES.  The Company reserves the right to:

o Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders of a Fund's special investment programs.

o Cancel or change the telephone investment service, the telephone/telegraph exchange service and the automatic monthly investment plan without prior notice to you when it is in the best interest of the Funds and their investors.

o Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you.

o Begin charging a fee for the telephone/telegraph service and to cancel or change the service upon 60 days written notice to you.

o Begin charging a fee for the systematic redemption plan upon 30 days written notice to you.

o Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. We may waive the signature guarantee requirement if you authorize the telephone/telegraph redemption method at the same time you submit the initial application to purchase shares.

o Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if we have other reason to believe that this requirement would be in the best interests of the Funds and their shareholders.

o If shares to be redeemed represent a recent investment made by check, the Funds reserve the right not to make the redemption proceeds available until there are reasonable grounds to believe that the check has been collected (which could take up to 10 days).

o To ensure proper authorization before redeeming Fund shares, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

o When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.


The value of shares redeemed may be more or less than your cost, depending on the NAV at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to you, and the proceeds of a redemption may be subject to backup withholding.

Your right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, for other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund's securities or to determine the value of a Fund's net assets, or (d) ordered by a government body having jurisdiction over the Funds for the protection of the Funds' shareholders, provided that applicable rules and regulations of the SEC (or any succeeding government authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the Funds may withdraw their requests for redemption or may receive payment based on the NAV of the Fund next determined after the suspension is lifted.

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities chosen by each Fund and valued in the same way as they would be valued for purposes of computing the NAV of each Fund. If payment is made in securities, you may incur transaction expenses in later converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares solely in cash if the redemption requests are made by one shareholder account up to the lesser of $250,000 or 1% of the net assets of that particular Fund during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

HOW SHARE PRICE IS DETERMINED. Each Fund values its assets based on current market values when such values are readily available. These prices normally are supplied by a pricing service. Securities that do not have a readily available current market value are valued at fair value as determined under the direction of the Board of Directors.

PFPC determines the NAV per share of each Fund on each day that the Company is open for business as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time). The Company is normally open for business on each day that the Exchange is open for business, however, the Company's officers are authorized to determine when the Company shall be open for business. The NAV is calculated by adding the value of all securities and other assets in each Fund, deducting its liabilities and dividing the balance by the number of outstanding shares of the Fund.

Shares will not be priced on those days the Exchange is closed for trading. As of the date of this SAI, those days will include, but are not limited to:

New Year's Day                             Good Friday                        Labor Day
Martin Luther King, Jr. Day                Memorial Day                       Thanksgiving Day
Presidents' Day                            Independence Day                   Christmas Day


                             DISTRIBUTIONS AND TAXES


MULTICLASS DISTRIBUTIONS. A Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes.

DISTRIBUTIONS OF NET INVESTMENT INCOME. A Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends (other than qualified dividends) the Fund pays are taxable to you as ordinary income. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

DISTRIBUTIONS OF CAPITAL GAINS. A Fund may realize capital gains and losses on the sale of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund. Any net capital gains realized by a Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS. A Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, a Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o    98% of its taxable ordinary income earned during the calendar year;
o 98% of its capital gain net income earned during the twelve month period ending October 31; and
o 100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

SALES OF FUND SHARES. Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, or exchange them for shares of a different AFBA 5Star Fund, the IRS requires you to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize generally is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares.

Sales at a loss within six months of purchase. Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Deferral of basis. (Class A , B and C only) In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:

o In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
o You sell some or all of your original shares within 90 days of their purchase, and
o You reinvest the sales proceeds in the Fund or in another AFBA 5Star Fund, and the sales charge that would otherwise apply is reduced or eliminated;

THEN: In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

Wash sales. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. GOVERNMENT SECURITIES The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS For individual shareholders, a portion of the dividends paid a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on the Fund's investment in stocks of domestic corporations and qualified foreign corporations. If 95% or more of the Fund's income is from qualified sources, it will be allowed to designate 100% of the Fund's distributions as qualified dividend income. The amount of a Fund's ordinary dividend distribution that is eligible for this favored tax treatment will be reported by the Fund in its year-end tax notices to shareholders.

AFBA 5Star High Yield Fund. Because the AFBA 5Star High Yield Fund's income is derived primarily from interest rather than dividends, none or only a small percentage of its distributions are expected to be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction. This deduction generally is available to corporations for dividends paid by a fund out of income earned on its investments in domestic corporations.

AFBA 5Star High Yield Fund. Because the income of the AFBA 5Star High Yield Fund is derived primarily from interest rather than dividends, generally none or only a small percentage of its income dividends will be eligible for the corporate dividends-received deduction.

INVESTMENT IN COMPLEX SECURITIES A Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments. This, in turn, could affect the amount, timing and/or tax character of income distributed to you.

                              PERFORMANCE MEASURES

The Funds may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of each Fund's shares and assume that any income dividends and/or capital gains distributions made by a Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

For periods prior to September 24, 2001, the inception date of Class A shares, Class B shares and Class C shares of the AFBA 5Star Balanced Fund, AFBA 5Star Large Cap Fund, AFBA 5Star High Yield Fund and AFBA 5Star USA Global Fund, the average annual total return figures presented in the Funds' advertisements will be based on the historical performance of the Funds' original class of shares, with appropriate recalculation to show the effect of Rule 12b-1 fees and any sales charges that are applicable to the class of shares for which performance is being shown.

         A. AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return for the one, five and ten year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                 T = (ERV/P)1/n - 1

                  Where:   P     =   a hypothetical initial investment of $1,000
                           T     =   average annual total return
                           n     =   number of years
                           ERV   =   ending redeemable value: ERV is
                                     the value, at the end of the
                                     applicable period, of a hypothetical
                                     $1,000 investment made at the
                                     beginning of the applicable period.

                  The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable `ERV' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period.

         B. AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) is the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for the periods of the Fund's operations) that would equate the initial amount invested to the ending value, according to the following formula:

                           P(1+T)n = ATVD
                           Where:
                           P = a hypothetical initial payment of $1,000.
                           T = average annual total return (after taxes on
                               distributions).
                           n = number of years.
                           ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

         The calculation for average annual total return after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending value (variable `ATVD' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period. The Fund assumes that the redemption has no tax consequences. The Fund calculates the taxes due on any distributions by applying the applicable tax rates (as described below) to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. The Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The Fund has disregarded any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

         C. AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION) is the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for the periods of the Fund's operations) that would equate the initial amount invested to the ending value, according to the following formula:

                           P(1 + T)n = ATVDR
                           Where:
                           P = a hypothetical initial payment of $1,000.
                           T = average annual total return (after taxes on distributions and redemption). n = number of years. ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

The calculation for average annual total return after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The Fund calculates the taxes due on any distributions as described above under `Average Annual Total Returns (After Taxes on Distributions)'. The ending value (variable `ATV(DR)' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges, the applicable deferred sales charge, and capital gains taxes resulting from the redemption and by adding the tax benefit from capital losses at the end of the measuring period. The Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any non-recurring charges). The Fund separately tracks the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

          AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED MARCH 31, 2003

BEFORE TAXES                                           1 YEAR           5 YEARS     SINCE INCEPTION
------------                                           ------           -------     ---------------
AFBA 5 Star Balanced
Fund1
  Class I Shares                                       (16.71%)            (0.59%)        2.15%
  Class A Shares                                       (20.96%)               N/A        (3.07%)
  Class B Share                                        (21.35%)               N/A        (3.30%)
  Class C Shares                                       (18.34%)               N/A        (0.59%)

AFBA 5Star High Yield Fund(1)
  Class I Shares                                         4.11%              3.28%         4.40%
  Class A Shares                                         0.21%                N/A         3.26%
  Class B Share                                         (0.79%)               N/A         3.03%
  Class C Shares                                         2.13%                N/A         4.90%

AFBA 5Star Large Cap Fund(1)
  Class I Shares                                       (31.23%)            (4.43%)       (0.93%)
  Class A Shares                                       (35.18%)               N/A       (13.70%)
  Class B Share                                        (35.17%)               N/A       (13.66%)
  Class C Shares                                       (32.55%)               N/A       (11.09%)

AFBA 5Star Mid Cap Fund(2)
  Class I Shares                                           N/A                N/A       (22.30%)
  Class A Shares                                           N/A                N/A       (26.76%)
  Class B Share                                            N/A                N/A       (26.75%)
  Class C Shares                                           N/A                N/A       (23.87%)

AFBA 5Star Science & Technology Fund(3)
  Class I Shares                                       (40.60%)               N/A       (23.41%)
  Class A Shares                                       (43.98%)               N/A       (26.45%)
  Class B Share                                        (43.93%)               N/A       (26.31%)
  Class C Shares                                       (41.72%)               N/A       (24.62%)

AFBA 5Star Small Cap Fund(4)
  Class I Shares                                       (34.31%)               N/A       (12.05%)
  Class A Shares                                       (38.05%)               N/A       (15.60%)
  Class B Share                                        (38.04%)               N/A       (15.48%)
  Class C Shares                                       (35.60%)               N/A       (13.52%)

AFBA 5Star USA Global Fund(1)
  Class I Shares                                       (32.96%)            (2.17%)        0.09%
  Class A Shares                                       (36.12%)               N/A       (12.83%)
  Class B Share                                        (36.81%)               N/A       (12.75%)
  Class C Shares                                       (34.33%)               N/A       (10.21%)

AFTER TAXES ON DISTRIBUTIONS                           1 YEAR           5 YEARS       SINCE INCEPTION
                                                       ------           -------       ---------------
AFBA 5Star Balanced Fund(1)
  Class I Shares                                       (17.68%)            (2.05%)        0.70%
  Class A Shares                                       (21.95%)               N/A        (4.18%)
  Class B Share                                        (21.97%)               N/A        (4.08%)
  Class C Shares                                       (18.95%)               N/A        (1.36%)

AFBA 5Star High Yield Fund(1)
  Class I Shares                                         1.45%             (0.07%)        1.28%
  Class A Shares                                        (1.95%)               N/A         0.96%
  Class B Share                                         (2.48%)               N/A         0.74%
  Class C Shares                                         0.27%                N/A         2.34%

AFBA 5Star Large Cap Fund(1)
  Class I Shares                                       (31.23%)            (4.63%)       (1.18%)
  Class A Shares                                       (35.18%)               N/A       (13.70%)
  Class B Share                                        (35.17%)               N/A       (13.66%)
  Class C Shares                                       (32.55%)               N/A       (11.09%)


BEFORE TAXES                                           1 YEAR           5 YEARS     SINCE INCEPTION
------------                                           ------           -------     ---------------
AFBA 5Star Mid Cap Fund(2)
  Class I Shares                                           N/A                N/A       (22.30%)
  Class A Shares                                           N/A                N/A       (26.76%)
  Class B Share                                            N/A                N/A       (26.75%)
  Class C Shares                                           N/A                N/A       (23.87%)

AFBA 5Star Science & Technology Fund(3)
  Class I Shares                                       (40.60%)               N/A       (23.41%)
  Class A Shares                                       (43.98%)               N/A       (26.45%)
  Class B Share                                        (43.93%)               N/A       (26.31%)
  Class C Shares                                       (41.72%)               N/A       (24.62%)

AFBA 5Star Small Cap Fund(4)
  Class I Shares                                       (34.31%)               N/A       (12.05%)
  Class A Shares                                       (38.05%)               N/A       (15.60%)
  Class B Share                                        (38.05%)               N/A       (15.48%)
  Class C Shares                                       (35.60%)               N/A       (13.52%)

AFBA 5Star USA Global Fund(1)
  Class I Shares                                       (32.96%)            (2.39%)       (0.14%)
  Class A Shares                                       (36.12%)               N/A       (12.83%)
  Class B Share                                        (36.81%)               N/A       (12.75%)
  Class C Shares                                       (34.33%)               N/A       (10.21%)

AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES            1 YEAR           5 YEARS   SINCE INCEPTION
-----------------------------------------------            ------           -------   ---------------
AFBA 5Star Balanced Fund(1)
  Class I Shares                                       (10.22%)            (1.14%)        1.05%
  Class A Shares                                       (12.96%)               N/A        (3.01%)
  Class B Share                                        (13.11%)               N/A        (2.99%)
  Class C Shares                                       (11.26%)               N/A        (0.82%)

AFBA 5Star High Yield Fund(1)
  Class I Shares                                         2.44%              0.91%         1.94%
  Class A Shares                                        (0.06%)               N/A         1.41%
  Class B Share                                         (0.53%)               N/A         1.29%
  Class C Shares                                         1.26%                N/A         2.66%

AFBA 5Star Large Cap Fund(1)
  Class I Shares                                       (19.18%)            (3.53%)       (0.82%)
  Class A Shares                                       (21.61%)               N/A       (10.88%)
  Class B Share                                        (21.60%)               N/A       (10.86%)
  Class C Shares                                       (20.01%)               N/A        (8.83%)

AFBA 5Star Mid Cap Fund(2)
  Class I Shares                                           N/A                N/A       (13.69%)
  Class A Shares                                           N/A                N/A       (16.42%)
  Class B Share                                            N/A                N/A       (16.43%)
  Class C Shares                                           N/A                N/A       (14.66%)

AFBA 5Star Science & Technology Fund(3)
  Class I Shares                                       (24.93%)               N/A       (18.64%)
  Class A Shares                                       (27.00%)               N/A       (21.00%)
  Class B Share                                        (26.97%)               N/A       (20.91%)
  Class C Shares                                       (25.62%)               N/A       (19.58%)

AFBA 5Star Small Cap Fund(4)
  Class I Shares                                       (21.07%)               N/A        (9.62%)
  Class A Shares                                       (23.35%)               N/A       (12.42%)
  Class B Share                                        (23.39%)               N/A       (12.33%)
  Class C Shares                                       (21.89%)               N/A       (10.78%)

AFBA 5Star USA Global Fund(1)
  Class I Shares                                       (20.24%)            (0.71%)        0.06%
  Class A Shares                                       (22.60%)               N/A       (10.19%)
  Class B Share                                        (22.58%)               N/A       (10.14%)
  Class C Shares                                       (21.05%)               N/A        (8.14%)

1 The inception date of Class I shares of the AFBA 5Star Balanced, AFBA 5Star High Yield, AFBA 5Star Large Cap and AFBA 5Star USA Global Funds is June 3, 1997. The inception date of Class A, B and C shares of the AFBA 5Star Balanced, AFBA 5Star High Yield, AFBA 5Star Large Cap and AFBA 5Star USA Global Funds is September 24, 2001.

2 The inception date of each class of AFBA 5Star Mid Cap Fund is May 1, 2002.

3 The inception date of each class of AFBA 5Star Science & Technology Fund is October 12, 2001.

4 The inception date of each class of AFBA 5Star Small Cap Fund is October 15, 2001.

From time to time, the AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund may quote its yield in advertisements, shareholder reports or other communications to shareholders. Yield is calculated according to the standardized SEC formula.

Current yield reflects the income per share earned by a Fund's investments.


Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

The SEC standardized yield formula is as follows:

-----------------------------------------
              |    a - b    | (6) |
Yield = 2     |    ----- + 1|     |  - 1
                    cd
-----------------------------------------

                  Where:

a  =     dividends and interest earned during the period
b  =     expenses accrued for the period (net of reimbursements)
c  =     the average daily number of shares outstanding during the period that were entitled to receive dividends
d  =     the maximum offering price per share on the
         last day of the period.


PERFORMANCE COMPARISONS. In advertisements or in reports to shareholders, a Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, it may compare its performance to rankings prepared by Lipper, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. A Fund may compare its performance to the Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the Exchange, the Russell 2000 Index, a small company stock index, or the Consumer Price Index.

Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance Magazine, Financial World, Forbes, U.S. News & World Report, Business Week, The Wall Street Journal, Investors Business Daily, USA Today, Fortune and Stanger's may also be cited (if a Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The Mutual Fund Letter, No-Load Fund Investor, United Mutual Fund Selector, No-Load Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service and Donoghue's Mutual Fund Almanac.

                              FINANCIAL STATEMENTS


The audited financial statements and notes thereto in the Company's Annual Report to Shareholders for the fiscal year ended March 31, 2003 (the "2003 Annual Report") are incorporated into this SAI by reference. No other parts of the 2003 Annual Report are incorporated by reference herein. The 2003 financial statements included in the 2003 Annual Report have been audited by PricewaterhouseCoopers LLP, whose report thereon is also incorporated herein by reference. Copies of the Annual Report and the unaudited Semi-Annual Report may be obtained at no charge by telephoning the Funds at 1-888-578-2733.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

DESCRIPTION OF BOND RATINGS:


STANDARD & POOR'S CORPORATION (S&P).


AAA Highest Grade. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA High Grade. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A Upper-medium Grade. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominately reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S INVESTORS SERVICE, INC. (MOODY'S).

AAA Best Quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA High Quality by All Standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A Upper-medium Grade. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS:


MOODY'S . . . Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

         PRIME - 1      HIGHEST QUALITY
         PRIME - 2      HIGHER QUALITY
         PRIME - 3      HIGH QUALITY


The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

   (1) evaluation of the management of the issuer;

   (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;
   (3) evaluation of the issuer's products in relation to competition and customer acceptance;

   (4) liquidity;

   (5) amount and quality of long-term debt;

   (6) trend of earnings over a period of ten years;

   (7) financial strength of a parent company and relationships which exist with the issuer; and

   (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P . . .Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:


   A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

   A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

   A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as over-whelming.

   A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

   B Issues rated "B" are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.


   C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

   D This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)      (1)        Articles  of  Incorporation  as filed  with the  State
                    of Maryland on January 9, 1997 are incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's
                    Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the "SEC") via EDGAR on
                    June 1, 1999 ("PEA No. 3").

         (2) Articles Supplementary to establish four separate series as filed with the State of Maryland on April 4, 1997 are incorporated herein by reference to PEA No. 3.

         (3) Articles of Amendment to change "Five Star" to "5Star" as filed with the State of Maryland on October 16, 2000 are incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on March 23, 2001 ("PEA No. 5").

         (4) Articles of Amendment to designate the existing shares as Class I shares as filed with the State of Maryland on June 15, 2001 are incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 1, 2001 ("PEA No. 11").

         (5) Articles Supplementary to add Classes A, B and C as filed with the State of Maryland on June 15, 2001 are incorporated herein by reference to PEA No. 11.

         (6) Articles Supplementary to authorize and designate shares to Classes A, B, C and I as filed with the State of Maryland on June 15, 2001 are incorporated herein by reference to PEA No. 11.

         (7) Certificate of Correction to the Articles Supplementary filed with the State of Maryland on June 15, 2001, as filed with the State of Maryland on February 14, 2002 is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 14, 2002 ("PEA No. 12"). Correction made to Articles fourth and fifth regarding the number of shares authorized.

         (8) Articles Supplementary to add Mid Cap Series as filed with the State of Maryland on February 14, 2002 are incorporated herein by reference to PEA No. 12.

(b)                 By-Laws are incorporated herein by reference to PEA No. 3.

(c) Specimen copies of securities of the Registrant are incorporated herein by reference to PEA No. 3.

                    See Article Fifth of the Registrant's Articles of Incorporation, as amended, which are incorporated herein by reference.

                    See also, Article II of the Registrant's By-Laws which are incorporated herein by reference.

(d)      (1) (i)    Management Agreement between the Registrant and AFBA 5Star
                    Investment Management Company is incorporated herein by reference to PEA No. 11.

             (ii) Exhibit to the Management Agreement between the Registrant and AFBA 5Star Investment Management Company adding the AFBA 5Star Mid Cap Fund is incorporated herein by reference to PEA No. 12.

             (iii) Exhibit to the Management Agreement between the Registrant and AFBA 5Star Investment Management Company to incorporate the AFBA 5Star Equity Fund's name change to the AFBA 5Star Large Cap Fund is incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 29, 2002 ("PEA No. 14").

             (iv)   Form of Expense Limitation Agreement, filed herewith.

(d)      (2) (i)    Sub-Advisory Agreement between AFBA 5Star Investment
                    Management Company and Kornitzer Capital Management, Inc. is incorporated herein by reference to PEA No. 11.

             (ii) Exhibit to Sub-Advisory Agreement between AFBA 5Star Investment Management Company and Kornitzer Capital Management, Inc. adding the AFBA 5Star Mid Cap Fund is incorporated herein by reference to PEA No. 12.

             (iii) Exhibit to the Sub-Advisory Agreement between AFBA 5Star Investment Management Company and Kornitzer Capital Management incorporating the AFBA 5Star Equity Fund's name change to the AFBA 5Star Large Cap Fund is incorporated herein by reference to PEA No. 14.

(e)      (1) (i)    Underwriting Agreement between Registrant and PFPC
                    Distributors, Inc. dated December 18, 2000 is incorporated herein by reference to PEA No. 5.

             (ii) Exhibit to Underwriting Agreement between the AFBA 5Star Investment Management Company and PFPC Distributors, Inc. adding the AFBA 5Star Mid Cap Fund is incorporated herein by reference to PEA No. 12.

             (iii) Exhibit to Underwriting Agreement between the AFBA 5Star Investment Management Company and PFPC Distributors, Inc. incorporating the AFBA 5Star Equity Fund's name change to the AFBA 5Star Large Cap Fund is incorporated herein by reference to PEA No. 14.

(f)                 Not Applicable.

(g)      (1) (i)    Custodian  Agreement  between the Registrant and PFPC Trust
                    Company is incorporated herein by reference to PEA No. 5.

             (ii) Exhibit to Custodian Agreement between Registrant and PFPC Trust Company adding the AFBA 5Star Mid Cap Fund is incorporated herein by reference to PEA No. 12.

(h)      (1) (i)    Transfer  Agency  Agreement  between the  Registrant and
                    PFPC Inc. is incorporated herein by reference to PEA No. 5.

             (ii) Exhibit to Transfer Agency Agreement between Registrant and PFPC Inc adding the AFBA 5Star Mid Cap Fund is incorporated herein by reference to PEA No. 12.

             (iii) Exhibit to Transfer Agency Agreement between Registrant and PFPC Inc. incorporating the AFBA 5Star Equity Fund's name change to the AFBA 5Star Large Cap Fund is incorporated herein by reference to PEA No. 14.

              (iv) Anti-Money Laundering and Privacy Agreement dated July 24, 2002 to Tranfer Agency Agreement between Registrant and PFPC Inc., filed herewith.

         (2) (i) Administration and Accounting Services Agreement between the Registrant and PFPC Inc. is incorporated herein by reference to PEA No. 5.

             (ii) Exhibit to Administration and Accounting Services Agreement between Registrant and PFPC Inc. adding the AFBA 5Star Mid Cap Fund is incorporated herein by reference to PEA No. 12.

             (iii) Exhibit to Administration and Accounting Services Agreement between Registrant and PFPC Inc. incorporating the AFBA 5Star Equity Fund's name change to the AFBA 5Star Large Cap Fund is incorporated herein by reference to PEA No. 14.

(i)                 Opinion and Consent of Counsel, filed herewith.

(j)                 Consent of Independent Public Accountant, filed herewith.

(k)                 Not Applicable.

(l)                 Not Applicable.

(m)      (1)        Rule 12b-1  Distribution  Plan for Class B shares is
                    incorporated herein by reference to PEA No. 14.

         (2) Rule 12b-1 Distribution Plan for Class C shares is incorporated herein by reference to PEA No. 14.

         (3) Shareholder Service Plan and Agreement pursuant to Rule 12b-1 is incorporated herein by reference to PEA No. 14.

(n)                 Rule 18f-3 Plan is incorporated herein by reference to PEA
                    No. 14.

(p)      (1)        The joint Code of Ethics of the Registrant and the
                    investment manager is incorporated herein by reference to PEA No. 12.

         (2) The Code of Ethics of the sub-adviser for each Fund, Kornitzer Capital Management, Inc. is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on July 28, 2000.

(q)      (1)        Powers of Attorney for Henry J. Sechler,  Louis C. Wagner,
                    Jr. Monroe W. Hatch, Jr., and John C. Kornitzer are incorporated herein by reference to PEA No. 3.

         (2) Power of Attorney for John S. Fairfield is incorporated herein by reference to PEA No. 14.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

                  None.

ITEM 25. INDEMNIFICATION.

Under the terms of the Maryland General Corporation Law and the Registrant's Articles of Incorporation and By-Laws, the Registrant shall indemnify any person who was or is a director, officer or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper under the circumstances. Such determination shall be made:

(i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

(ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

----------------------------------------- -------------------------------------- --------------------------------------
   Name and Position with AFBA 5Star                  Other Company                   Position with Other Company
     Investment Management Company
----------------------------------------- -------------------------------------- --------------------------------------
----------------------------------------- -------------------------------------- --------------------------------------
Charles C. Blanton, Chairman              AFBA 5Star   Financial   Co.,  5Star   President and Director
                                          Life Insurance Company, 5Star Bank,    Chairman of the Board
                                          AFBA  5Star Fund, Inc.

                                          AFBA Five Star Securities Company      Director
----------------------------------------- -------------------------------------- --------------------------------------
----------------------------------------- -------------------------------------- --------------------------------------
Clifford H. Rees, Jr., Director           Air  Conditioning  and  Refrigeration  President
                                          Institute (1997-2001 - retired
                                          1/2002)
----------------------------------------- -------------------------------------- --------------------------------------
----------------------------------------- -------------------------------------- --------------------------------------
George C. Lynch, Director                 Central    Services    (1997-2001   -  Director
                                          retired 1/2002)
----------------------------------------- -------------------------------------- --------------------------------------
----------------------------------------- -------------------------------------- --------------------------------------
John A. Johnson, President and Director   5Star   Financial   Co.,  AFBA  5Star  President and Director
                                          Fund, Inc.
                                                                                 President,   General   Principal  and
                                          AFBA Five Star Securities Company      Director
----------------------------------------- -------------------------------------- --------------------------------------
----------------------------------------- -------------------------------------- --------------------------------------
Kimberley  E.  Wooding,  Executive  Vice  5Star Life Insurance Company           Executive Vice  President,  Finance &
President - Finance & Compliance,  Chief                                         Compliance, Chief Financial Officer
Financial Officer
                                          AFBA 5Star Fund, Inc.                  Treasurer and Chief Financial Officer

                                                                                 Financial/Operations   Principal  and
                                          AFBA Five Star Securities Company      Chief Financial Officer
----------------------------------------- -------------------------------------- --------------------------------------
----------------------------------------- -------------------------------------- --------------------------------------
Andrew J. Welle, Vice President           AFBA 5Star Fund, Inc.                  Vice President and Secretary

                                          AFBA Five Star Securities Company      General Principal and Secretary
----------------------------------------- -------------------------------------- --------------------------------------
----------------------------------------- -------------------------------------- --------------------------------------
Lorraine J. Lennon, Compliance Officer    5Star Life Insurance Company, AFBA     Vice President and Compliance Officer
                                          5Star Fund, Inc.
                                                                                 General   Principal  and   Compliance
                                          AFBA Five Star Securities Company      Officer
----------------------------------------- -------------------------------------- --------------------------------------
----------------------------------------- -------------------------------------- --------------------------------------
Jeffrey C. Sandefur,  Sr. Vice President  AFBA,   5Star  Financial  Co.,  5Star  Sr. Vice President and Secretary
and Secretary                             Life Insurance Company

                                          AFBA 5Star Fund, Inc.                  Assistant Secretary
----------------------------------------- -------------------------------------- --------------------------------------

----------------------------------------- -------------------------------------- --------------------------------------
   Name and Position with AFBA 5Star                  Other Company                   Position with Other Company
     Investment Management Company
----------------------------------------- -------------------------------------- --------------------------------------
----------------------------------------- -------------------------------------- --------------------------------------
Marshal L. Cole, General Counsel          AFBA,   5Star  Financial  Co.,  5Star  General Counsel and Director
                                           Life Insurance Company, 5Star Bank,
                                          AFBA 5Star Fund, Inc.

                                          AFBA Five Star Securities Company      Director
----------------------------------------- -------------------------------------- --------------------------------------


----------------------------------------- -------------------------------------- --------------------------------------
    Name and Position with Kornitzer                  Other Company                   Position with Other Company
           Capital Management
----------------------------------------- -------------------------------------- --------------------------------------
----------------------------------------- -------------------------------------- --------------------------------------
John C. Kornitzer, President              AFBA 5Star Fund, Inc.                  Director
----------------------------------------- -------------------------------------- --------------------------------------
----------------------------------------- -------------------------------------- --------------------------------------
Kent Gasaway, Sr. Vice President          None
----------------------------------------- -------------------------------------- --------------------------------------
----------------------------------------- -------------------------------------- --------------------------------------
Tom Laming, Sr. Vice President            None
----------------------------------------- -------------------------------------- --------------------------------------
----------------------------------------- -------------------------------------- --------------------------------------
Robert Male, Sr. Vice President           None
----------------------------------------- -------------------------------------- --------------------------------------


The principal business of AFBA 5Star Investment Management Company and Kornitzer Capital Management, Inc. is the provision of investment management services to individuals and businesses.

Item 27. PRINCIPAL UNDERWRITER

(a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

                           AB Funds Trust
                           AFBA 5 Star Funds, Inc.
                           Atlantic Whitehall Funds Trust
                           Deutsche Asset Management VIT Funds
                           Forward Funds, Inc
                           Gartmore Focus Fund
                           Harris Insight Funds Trust
                           Hillview Investment Trust II
                           International Dollar Reserve Fund I, Ltd.
                           Kalmar Pooled Investment Trust
                           Matthews International Funds
                           Metropolitan West Funds
                           New Covenant Funds, Inc.
                           Pictet Funds
                           The RBB Fund, Inc.
                           RS Investment Trust
                           SmithGraham Institutional Funds
                           Stratton Growth Fund, Inc.
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Tomorrow Funds Retirement Trust
                           Trainer, Wortham First Mutual Funds
                           Undiscovered Managers Funds
                           Weiss, Peck & Greer Funds Trust
                           Weiss, Peck & Greer International Fund
                           Wilshire Target Funds, Inc.
                           WPG Large Cap Growth Fund
                           WPG Tudor Fund
                           WT Investment Trust

                      Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Provident Institutional Funds
                           BlackRock Funds, Inc.

                      Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds Trust
                           Northern Institutional Funds Trust



                      Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors,
                      Inc.:

                           ABN AMRO Funds

                      PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road Drive, King of Prussia, Pennsylvania 19406.


                   (b) The following is a list of the executive officers,
                      directors, and partners of PFPC Distributors, Inc.:

                      Brian Burns                -     Chairman, Chief Executive
                                                       Officer, Director and
                                                       President
                      Michael Denofrio           -     Director
                      Susan Keller               -     Director
                      Bruno DiStefano            -     Vice President
                      Susan K. Moscaritolo       -     Vice President
                      Elizabeth T. Holtsbery     -     Vice President
                      Thomas Rodman              -     Vice President
                      Rita G. Adler              -     Chief Compliance Officer
                      Christine A. Ritch         -     Chief Legal Officer
                      Salvatore Faia             -     Secretary and Clerk
                      Christopher S. Conner      -     Assistant Secretary and
                                                       Assistant Clerk
                      Bradley A. Stearns         -     Assistant Secretary and
                                                       Assistant Clerk
                      John L. Wilson             -     Assistant Secretary and
                                                       Assistant Clerk
                      Douglas D. Castagna        -     Controller and Assistant
                                                       Treasurer
                      John  Coary                -     Treasurer

                   (c) N/A

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of PFPC Inc., at 301 Bellevue Parkway, Wilmington, DE 19809.

ITEM 29. MANAGEMENT SERVICES.

There are no management related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

Registrant undertakes that, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Alexandria, and Commonwealth of Virginia on the 29th day of July 2003.



                                                     AFBA 5STAR FUND, INC.

                                                     /s/  John A. Johnson
                                                     --------------------
                                                     John A. Johnson
                                                     President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.

Signature                                                          Title                             Date
---------                                                          -----                             ----

/s/  C.C. Blanton                                          Chairman and Director                July 29, 2003
------------------------------------------------
C.C. Blanton

/s/  John A. Johnson                                       President and Director               July 29, 2003
------------------------------------------------
John A. Johnson

/s/  John S. Fairfield                                            Director                      July 29, 2003
------------------------------------------------
John S. Fairfield*

/s/  Monroe W. Hatch, Jr.                                         Director                      July 29, 2003
------------------------------------------------
Monroe W. Hatch, Jr.*

/s/  John C. Kornitzer                                            Director                      July 29, 2003
------------------------------------------------
John C. Kornitzer*

/s/  Henry J. Sechler                                             Director                      July 29, 2003
------------------------------------------------
Henry J. Sechler*

/s/  Louis C. Wagner, Jr.                                         Director                      July 29, 2003
------------------------------------------------
Louis C. Wagner, Jr.*

                                                    Principal Accounting Officer, Chief
/s/  Kimberley E. Wooding                             Financial Officer and Treasurer           July 29, 2003
------------------------------------------------
Kimberley E. Wooding

*By:  /s/  C.C. Blanton
------------------------------------------------
C.C. Blanton
Attorney-in-Fact (Pursuant to Power of                                                          July 29, 2003
  Attorney previously filed.)